File No. 333-52114
Filed on April 30, 2012	File No. 811-10011

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	15	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	48	☒

(Check appropriate box or boxes)

SBL VARIABLE ANNUITY ACCOUNT XIV
(Exact Name of Registrant)

Security Benefit Life Insurance Company
(Name of Depositor)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code:
(785) 438-3000

Name of Agent for Service for Process:
Chris Swickard Associate General Counsel Security Benefit Life Insurance Company One Security Benefit Place Topeka, KS 66636-0001

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2012, pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on May 1, 2012, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus
May 1, 2012

ADVISORDESIGNS® VARIABLE ANNUITY

Important Privacy Notice Included
See Back Cover

Variable annuity contracts issued by Security Benefit Life Insurance Company and offered by Security Distributors, Inc.

V6922	32-69226-00 2012/05/01

ADVISORDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By: Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461	Mailing Address: Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Prospectus describes the AdvisorDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by Security Benefit Life Insurance Company (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account XIV. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:

•	Direxion Dynamic VP HY Bond
•	Dreyfus VIF International Value
•	Federated Fund for U.S. Government Securities II
•	Federated High Income Bond II
•	Fidelity® VIP Contrafund®
•	Fidelity® VIP Growth Opportunities
•	Fidelity® VIP Index 500
•	Fidelity® VIP Investment-Grade Bond
•	Franklin Small-Mid Cap Growth Securities
•	Guggenheim VT All-Asset Aggressive Strategy 1
•	Guggenheim VT All-Asset Conservative Strategy 1
•	Guggenheim VT All-Asset Moderate Strategy 1
•	Guggenheim VT All Cap Value 1
•	Guggenheim VT CLS AdvisorOne Amerigo 1
•	Guggenheim VT CLS AdvisorOne Clermont 1
•	Guggenheim VT CLS AdvisorOne Select Allocation 1
•	Guggenheim VT Large Cap Value 1
•	Guggenheim VT Mid Cap Growth 1
•	Guggenheim VT Mid Cap Value 1
•	Guggenheim VT MSCI EAFE Equal Weight 1
•	Guggenheim VT Multi-Hedge Strategies 1
•	Guggenheim VT Small Cap Value 1
•	Guggenheim VT U.S. Long Short Momentum 1
•	Invesco V.I. Government Securities
•	Invesco V.I. International Growth
•	Invesco V.I. Mid Cap Core Equity
•	Invesco Van Kampen V.I. American Franchise
•	Neuberger Berman AMT Guardian
•	Neuberger Berman AMT Large Cap Value (formerly Neuberger Berman AMT Partners )
•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
•	PIMCO VIT Low Duration
•	PIMCO VIT Real Return
•	PIMCO VIT Total Return
•	Rydex VT Banking
•	Rydex VT Basic Materials
•	Rydex VT Biotechnology
•	Rydex VT Commodities Strategy
•	Rydex VT Consumer Products
•	Rydex VT Dow 2x Strategy
•	Rydex VT Electronics
•	Rydex VT Energy
•	Rydex VT Energy Services
•	Rydex VT Europe 1.25x Strategy

    The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.

Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without an Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.

The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

      Date:  May 1, 2012

V6922	Protected by U.S. Patent No. 7,251,623 B1.	32-69226-00 2012 / 05/01

•	Rydex VT Financial Services
•	Rydex VT Government Long Bond 1.2x Strategy
•	Rydex VT Health Care
•	Rydex VT Internet
•	Rydex VT Inverse Dow 2x Strategy
•	Rydex VT Inverse Government Long Bond Strategy
•	Rydex VT Inverse Mid-Cap Strategy
•	Rydex VT Inverse NASDAQ-100® Strategy
•	Rydex VT Inverse Russell 2000® Strategy
•	Rydex VT Inverse S&P 500 Strategy
•	Rydex VT Japan 2x Strategy
•	Rydex VT Leisure
•	Rydex VT Mid-Cap 1.5x Strategy
•	Rydex VT NASDAQ-100®
•	Rydex VT NASDAQ-100® 2x Strategy
•	Rydex VT Nova
•	Rydex VT Precious Metals
•	Rydex VT Real Estate
•	Rydex VT Retailing
•	Rydex VT Russell 2000® 1.5x Strategy
•	Rydex VT Russell 2000® 2x Strategy
•	Rydex VT S&P 500 2x Strategy
•	Rydex VT S&P 500 Pure Growth
•	Rydex VT S&P 500 Pure Value
•	Rydex VT S&P MidCap 400 Pure Growth
•	Rydex VT S&P MidCap 400 Pure Value
•	Rydex VT S&P SmallCap 600 Pure Growth
•	Rydex VT S&P SmallCap 600 Pure Value
•	Rydex VT Strengthening Dollar 2x Strategy
•	Rydex VT Technology
•	Rydex VT Telecommunications
•	Rydex VT Transportation
•	Rydex VT U.S. Government Money Market
•	Rydex VT Utilities
•	Rydex VT Weakening Dollar 2x Strategy
•	Templeton Developing Markets Securities
•	Templeton Foreign Securities
•	Wells Fargo Advantage Opportunity VT

1
Effective May 1, 2012, the SBL Fund and its respective series will be marketed with the name “Guggenheim.” Although SBL Fund’s legal name will not change, it and its series will be marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series will be marketed with the name Guggenheim. These underlying funds were previously marketed as Rydex | SGI.

Amounts that you allocate to the Subaccounts under a Contract will vary based on investment performance of the Subaccounts. No minimum amount of Contract Value is guaranteed.

When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”

This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2012 , which has been filed with the Securities and Exchange Commission (“SEC”) contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge. You may obtain a Statement of Additional Information or a prospectus for any of the Underlying Funds by writing the Company at One Security Benefit Place, Topeka, Kansas 66636 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 71 of this Prospectus.

The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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Page
Other Information	66
Investment Advisory Fees	66
Voting of Underlying Fund Shares	67
Substitution of Investments	67
Changes to Comply with Law and Amendments	68
Reports to Owners	68
Electronic Privileges	68
State Variations	69
Legal Proceedings	69
Legal Matters	69
Sale of the Contract	69

Performance Information	70

Additional Information	71
Registration Statement	71
Financial Statements	71

Table of Contents for Statement of Additional Information	71

Objectives for Underlying Funds	72

Appendix A – Riders Available for Purchase Only Prior to February 1, 2010

You may not be able to purchase the Contract in your state. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — The Annuity Administration Department of the Company, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 4, 7 and 8.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit — An amount added to Contract Value under the Automatic Bonus Credit Rider.

CDSC Credit — An amount added under certain circumstances to Contract Value in connection with the exchange of another contract for the Contract.

Contract  — The flexible purchase payment deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Value — The total value of your Contract as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

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Separate Account — The Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.

You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 402A, 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is currently divided into accounts, each referred to as a Subaccount. See “Separate Account.” Each Subaccount invests exclusively in shares of an Underlying Fund, each of which has a different investment objective and policies. The Underlying Funds currently available under the contract are as follows:

•	Direxion Dynamic VP HY Bond

•	Dreyfus VIF International Value

•	Federated Fund for U.S. Government Securities II

•	Federated High Income Bond II

•	Fidelity® VIP Contrafund®

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP Index 500

•	Fidelity® VIP Investment-Grade Bond

•	Franklin Small-Mid Cap Growth Securities

•	Guggenheim VT All-Asset Aggressive Strategy 1

•	Guggenheim VT All-Asset Conservative Strategy 1

•	Guggenheim VT All-Asset Moderate Strategy 1

•	Guggenheim VT All Cap Value 1

•	Guggenheim VT CLS AdvisorOne Amerigo 1

•	Guggenheim VT CLS AdvisorOne Clermont 1

•	Guggenheim VT CLS AdvisorOne Select Allocation 1

•	Guggenheim VT Large Cap Value 1

•	Guggenheim VT Mid Cap Growth 1

•	Guggenheim VT Mid Cap Value 1

•	Guggenheim VT MSCI EAFE Equal Weight 1

•	Guggenheim VT Multi-Hedge Strategies 1

•	Guggenheim VT Small Cap Value 1

•	Guggenheim VT U.S. Long Short Momentum 1

•	Invesco V.I. Government Securities

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•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco Van Kampen V.I. American Franchise

•	Neuberger Berman AMT Guardian

•	Neuberger Berman AMT Large Cap Value (formerly Neuberger Berman AMT Partners )

•	Oppenheimer Main Street Small- & Mid-Cap Fund®/VA

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Rydex VT Banking

•	Rydex VT Basic Materials

•	Rydex VT Biotechnology

•	Rydex VT Commodities Strategy

•	Rydex VT Consumer Products

•	Rydex VT Dow 2x Strategy

•	Rydex VT Electronics

•	Rydex VT Energy

•	Rydex VT Energy Services

•	Rydex VT Europe 1.25x Strategy

•	Rydex VT Financial Services

•	Rydex VT Government Long Bond 1.2x Strategy

•	Rydex VT Health Care

•	Rydex VT Internet

•	Rydex VT Inverse Dow 2x Strategy

•	Rydex VT Inverse Government Long Bond Strategy

•	Rydex VT Inverse Mid-Cap Strategy

•	Rydex VT Inverse NASDAQ-100® Strategy

•	Rydex VT Inverse Russell 2000® Strategy

•	Rydex VT Inverse S&P 500 Strategy

•	Rydex VT Japan 2x Strategy

•	Rydex VT Leisure

•	Rydex VT Mid-Cap 1.5x Strategy

•	Rydex VT NASDAQ-100®

•	Rydex VT NASDAQ-100® 2x Strategy

•	Rydex VT Nova

•	Rydex VT Precious Metals

•	Rydex VT Real Estate

•	Rydex VT Retailing

•	Rydex VT Russell 2000® 1.5x Strategy

•	Rydex VT Russell 2000® 2x Strategy

•	Rydex VT S&P 500 2x Strategy

•	Rydex VT S&P 500 Pure Growth

•	Rydex VT S&P 500 Pure Value

•	Rydex VT S&P MidCap 400 Pure Growth

•	Rydex VT S&P MidCap 400 Pure Value

•	Rydex VT S&P SmallCap 600 Pure Growth

•	Rydex VT S&P SmallCap 600 Pure Value

•	Rydex VT Strengthening Dollar 2x Strategy

•	Rydex VT Technology

•	Rydex VT Telecommunications

•	Rydex VT Transportation

•	Rydex VT U.S. Government Money Market

•	Rydex VT Utilities

•	Rydex VT Weakening Dollar 2x Strategy

•	Templeton Developing Markets Securities

•	Templeton Foreign Securities

•	Wells Fargo Advantage Opportunity VT

1
Effective May 1, 2012, the SBL Fund and its respective series will be marketed with the name “Guggenheim.” Although SBL Fund’s legal name will not change, it and its series will be marketed with the name Guggenheim. In addition, certain of the Rydex Variable Trust series will be marketed with the name Guggenheim. These underlying funds were previously marketed as Rydex | SGI.

You may allocate your Purchase Payments and Contract Value among the available Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts, subject to certain restrictions as described in “The Contract.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value. See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

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Optional Riders — Upon your application for the Contract, you may select one or more of the following riders (provided, however, that you may not sleect riders with total rider charges in excess of 2.00%, for riders elected prior to February 1, 2010) :

•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4%;

•	Waiver of Withdrawal Charge; or

•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider, Extra Credit at 4% rider, and the Alternate Withdrawal Charge rider are available in every state. The Waiver of Withdrawal Charge rider is available in every state except Massachusetts. See the detailed description of each rider under “Optional Riders.”

      For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. In this event, the Company will refund to you as of the Valuation Date on which we receive your Contract any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any CDSC Credit, Credit Enhancement and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancement, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with any Credit Enhancement, CDSC Credit, and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancement, or Bonus Credits); or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a ”withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year to 10% of Purchase Payments, excluding any CDSC Credit, Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of the CDSC Credit, Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments have been held under the Contract. Purchase Payments include Bonus Credits paid under the Automatic Bonus Credit Rider for purposes of assessing the withdrawal charge. As such, Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such Bonus Credits. If you received the CDSC Credit when purchasing the Contract, Purchase Payments include the CDSC Credit for purposes of assessing the withdrawal charge. As such, the CDSC Credit is subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit.

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Each Purchase Payment, CDSC Credit and Bonus Credit is considered to have a certain “age,” depending on the length of time since the Purchase Payment, CDSC Credit or Bonus Credit was effective. A Purchase Payment, CDSC Credit or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment, CDSC Credit or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments, CDSC Credit, and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, (2) annuity payments under options that provide for payments for life, or a period of at least seven years, or (3) withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

During the Annuity Period, under Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above , and is deducted daily . See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. You may not select riders with total rider charges that exceed 2.00% of Contract Value , for riders elected prior to February 1, 2010 .

For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.

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Administration Charge. The Company deducts a daily administration charge equal to an annual rate of each Subaccount’s average daily net assets. The amount of this charge differs by Subaccount and ranges from 0.25% to 0.60%. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

Premium Tax Charge. The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax was incurred by the Company and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See “Premium Tax Charge.”

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectus for each Underlying Fund for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the Company, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling (785) 438-3000 or 1-800-888-2461.

10

Expense Tables

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes (which currently range from 0% to 3.5%), which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See ”Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None

Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	1.10%3
Annual Administration Charge	0.60%4
Maximum Annual Charge for Optional Riders	2.00%5
Total Separate Account Annual Expenses	3.70%
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments or CDSC Credit or Bonus Credits have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, CDSC
Credit and/or Bonus Credits, made in the first Contract Year, and (2) 10% of Contract Value as of the first Valuation Date of the Contract Year in each subsequent
Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
2    An account administration charge of $30 is deducted at each Contract Anniversary, and a pro rata account administration charge is deducted: (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date if one of Annuity Options 1 through 4, 7 or 8 is elected; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
3    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 1.10%; At least $25,000 but less than $100,000 – 0.95%;
$100,000 or more – 0.85%. Any mortality and expense risk charge above the minimum charge of 0.85% is deducted from your Contract Value on a monthly basis.
During the Annuity Period, the mortality and expense risk charge under Options 5 and 6 is calculated and deducted in the same manner. However, the annual mortality and expense risk charge is 1.25% under Annuity Options 1 through 4, 7 and 8, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
4    The administration charge differs by Subaccount and ranges from 0.25% to 0.60% on an annual basis. See “Administration Charge” for more information.
5    If you purchase any optional riders. the charge will be deducted from your Contract Value. (See the applicable rider charges in the table below.) Total rider charges cannot exceed 2.00% of Contract Value for riders elected prior to February 1, 2010.

11

Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit Rider	0.25%
4% Extra Credit Rider3	0.55%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%4
Alternate Withdrawal Charge Rider (4-Year)	0.60%4
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
3% Guaranteed Growth Death Benefit Rider	0.15%
5% Guaranteed Growth Death Benefit Rider	0.25%
6% Guaranteed Growth Death Benefit Rider 1	0.30%
7% Guaranteed Growth Death Benefit Rider 1	0.35%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.30%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit Rider	0.40%
Combined Enhanced and Guaranteed Growth Death Benefit Rider	0.40%
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider	0.45%
Death Benefit – Return of Premium Beyond Issue Age 80 (Florida only) Rider	0.30%
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
Issue ages 80 and below	0.45%
Issue ages 81 and above	1.25%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	1.00%
Guaranteed Minimum Withdrawal Benefit Rider	0.55%2
Total Protection Rider	0.95%2
3% Extra Credit Rider3	0.40%
5% Extra Credit Rider 3	0.70%

1    Not available to Texas residents.
2    The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under
“Guaranteed Minimum Withdrawal Benefit” and “Total Protection” in Appendix A – Riders Available For Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 2.00% for riders elected prior to February 1, 2010 .
3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4     If the Company issued your rider prior to October 1, 2003, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1, 2003 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.70 % and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

12

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.35%	4.89%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements) 2	0.35%	4.89%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the period ended December 31, 2011, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the period ended December 31, 2011.
 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.
2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement.
These arrangements vary in length, and are in place at least through April 30, 2013.

Examples — These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including a maximum rider charge of 2.00%) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expense of the Contract and any of the Underlying Funds . Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,462	$2,936	$4,236	$7,203
If you do not surrender or you annuitize your Contract	$ 845	$2,445	$3,931	$7,203

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,042	$1,790	$2,456	$4,260
If you do not surrender or you annuitize your Contract	$ 408	$1,237	$2,081	$4,260

13

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31.

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Direxion Dynamic VP HY Bond	2011	$ 8.44	$ 8.49	3,953,856
	2010	8.47	8.44	1,875,911
	2009	8.05	8.47	4,048,895
	2008	9.33	8.05	5,160,361
	2007	9.91	9.33	1,380,485
	2006	9.74	9.91	4,064,852
	2005 2	10.00	9.74	3,499,160
Dreyfus VIF International Value	2011	7.73	6.02	258,827
	2010	7.74	7.73	351,075
	2009	6.18	7.74	650,996
	2008	10.31	6.18	456,503
	2007	10.35	10.31	793,252
	2006 3	10.00	10.35	210,233
Federated Fund for U.S. Government Securities II	2011	10.18	10.30	603,479
	2010	10.12	10.18	706,795
	2009	10.06	10.12	1,088,850
	2008	10.09	10.06	1,176,122
	2007	9.93	10.09	889,976
	2006	9.97	9.93	925,104
	2005	10.21	9.97	1,232,440
	2004	10.31	10.21	857,113
	2003	10.53	10.31	1,079,791
	2002	10.10	10.53	1,077,180
Federated High Income Bond II	2011	13.30	13.36	1,713,210
	2010	12.15	13.30	2,121,730
	2009	8.32	12.15	2,331,087
	2008	11.76	8.32	2,012,010
	2007	11.91	11.76	2,132,746
	2006	11.25	11.91	2,369,696
	2005	11.49	11.25	2,064,235
	2004	10.89	11.49	3,558,643
	2003	9.34	10.89	3,010,362
	2002	9.63	9.34	2,806,293
Fidelity® VIP Contrafund®	2011	12.23	11.39	1,587,208
	2010	10.93	12.23	1,971,019
	2009	8.43	10.93	2,408,408
	2008	15.36	8.43	3,006,932
	2007	13.68	15.36	4,279,483
	2006	12.82	13.68	3,736,178
	2005	11.48	12.82	3,624,880
	2004	10.41	11.48	1,630,836
	2003	8.48	10.41	671,194
	2002	9.80	8.48	153,755

14

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity® VIP Growth Opportunities	2011	8.11	7.92	940,595
	2010	6.86	8.11	648,521
	2009	4.93	6.86	801,913
	2008	11.47	4.93	450,352
	2007	9.75	11.47	1,933,772
	2006	9.69	9.75	859,761
	2005	9.31	9.69	474,559
	2004	9.10	9.31	275,937
	2003	7.34	9.10	276,631
	2002	9.84	7.34	22,176
Fidelity® VIP Index 500	2011	8.28	8.06	1,609,073
	2010	7.54	8.28	1,099,783
	2009	6.24	7.54	1,238,253
	2008	10.37	6.24	1,208,755
	2007	10.31	10.37	1,706,601
	2006	9.33	10.31	1,946,907
	2005	9.33	9.33	991,048
	2004	8.83	9.33	922,779
	2003	7.21	8.83	1,104,675
	2002	9.71	7.21	323,201
Fidelity® VIP Investment-Grade Bond	2011	10.98	11.25	1,455,640
	2010	10.66	10.98	2,227,458
	2009	9.64	10.66	2,632,927
	2008	10.44	9.64	1,579,693
	2007	10.47	10.44	1,737,213
	2006	10.51	10.47	1,715,753
	2005	10.77	10.51	1,183,495
	2004	10.80	10.77	956,947
	2003	10.75	10.80	1,129,075
	2002	10.20	10.75	823,421
Franklin Small-Mid Cap Growth Securities	2011	10.32	9.39	362,904
	2010	8.45	10.32	446,154
	2009	6.16	8.45	220,672
	2008	11.19	6.16	119,336
	2007	10.52	11.19	139,192
	2006	10.12	10.52	146,557
	2005	10.10	10.12	206,461
	2004	9.47	10.10	348,236
	2003	7.22	9.47	2,089,567
	2002	10.58	7.22	469,106
Guggenheim VT All-Asset Aggressive Strategy (formerly Rydex | SGI VT All-Asset Aggressive Strategy)	2011	9.18	8.42	110,962
	2010	8.53	9.18	232,761
	2009	7.52	8.53	212,326
	2008	10.48	7.52	251,831
	2007	10.26	10.48	338,963
	2006 3	10.00	10.26	42,811

15

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VT All-Asset Conservative Strategy (formerly Rydex | SGI VT All-Asset Conservative Strategy)	2011	9.05	8.56	321,022
	2010	8.80	9.05	317,277
	2009	8.74	8.80	263,980
	2008	10.24	8.74	444,993
	2007	10.04	10.24	292,316
	2006 3	10.00	10.04	7,137
Guggenheim VT All-Asset Moderate Strategy (formerly Rydex | SGI VT All-Asset Moderate Strategy)	2011	9.07	8.44	523,809
	2010	8.78	9.07	594,246
	2009	8.20	8.78	799,977
	2008	10.38	8.20	812,846
	2007	10.18	10.38	540,962
	2006 3	10.00	10.18	39,058
Guggenheim VT All Cap Value (formerly Rydex | SGI VT All Cap Value)	2011	15.01	13.78	61,882
	2010	13.41	15.01	27,457
	2009	10.51	13.41	29,013
	2008 4	10.00	10.51	0
Guggenheim VT CLS AdvisorOne Amerigo (formerly Rydex | SGI VT CLS AdvisorOne Amerigo)	2011	11.86	10.52	6,153,850
	2010	10.76	11.86	7,596,973
	2009	8.06	10.76	9,679,105
	2008	14.79	8.06	14,315,946
	2007	13.58	14.79	16,775,376
	2006	12.63	13.58	17,786,852
	2005	12.07	12.63	14,817,353
	2004	11.35	12.07	10,152,695
	2003	10.00	11.35	3,912,084
Guggenheim VT CLS AdvisorOne Clermont (formerly Rydex | SGI VT CLS AdvisorOne Clermont)	2011	9.40	8.97	3,116,766
	2010	8.85	9.40	3,112,710
	2009	7.54	8.85	3,473,552
	2008	11.26	7.54	3,535,381
	2007	11.07	11.26	3,725,182
	2006	10.67	11.07	7,918,977
	2005	10.73	10.67	9,671,475
	2004	10.59	10.73	8,079,880
	2003	10.00	10.59	2,000,433
Guggenheim VT CLS AdvisorOne Select Allocation (formerly Rydex | SGI VT CLS AdvisorOne Select Allocation)	2011	8.82	8.09	3,044,982
	2010	8.10	8.82	3,558,692
	2009	6.23	8.10	4,439,520
	2008	11.25	6.23	6,229,148
	2007	10.23	11.25	6,951,164
	2006 3	10.00	10.23	1,867,517
Guggenheim VT Large Cap Value (formerly Rydex | SGI VT Large Cap Value)	2011	13.90	12.83	162,492
	2010	12.47	13.90	423,978
	2009	10.27	12.47	63,856
	2008 4	10.00	10.27	353
Guggenheim VT Mid Cap Growth (formerly Rydex | SGI VT Mid Cap Growth)	2011	17.26	15.85	51,095
	2010	14.48	17.26	161,467
	2009	10.48	14.48	63,665
	2008 4	10.00	10.48	3,397

16

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VT Mid Cap Value (formerly Rydex | SGI VT Mid Cap Value)	2011	17.31	15.37	184,599
	2010	15.31	17.31	138,476
	2009	11.08	15.31	133,943
	2008 4	10.00	11.08	11,214
Guggenheim VT MSCI EAFE Equal Weight (formerly Rydex | SGI VT MSCI EAFE Equal Weight)	2011	11.42	9.23	577,924
	2010	10.28	11.42	1,172,650
	2009	8.95	10.28	1,085,554
	2008	15.13	8.95	1,406,380
	2007	14.48	15.13	2,662,966
	2006	12.86	14.48	2,810,777
	2005	11.80	12.86	2,600,193
	2004	10.35	11.80	970,423
	2003	7.52	10.35	394,065
	2002	10.13	7.52	62,615
Guggenheim VT Multi-Hedge Strategies (formerly Rydex | SGI VT Multi-Hedge Strategies)	2011	7.36	7.29	258,374
	2010	7.23	7.36	295,500
	2009	7.81	7.23	398,874
	2008	10.03	7.81	307,179
	2007	10.09	10.03	246,252
	2006 3	10.00	10.09	292,216
Guggenheim VT Small Cap Value (formerly Rydex | SGI VT Small Cap Value)	2011	22.07	20.20	331,238
	2010	18.86	22.07	435,417
	2009	12.60	18.86	500,070
	2008	21.38	12.60	636,461
	2007	20.21	21.38	716,354
	2006	18.56	20.21	751,721
	2005	16.89	18.56	711,839
	2004	14.62	16.89	400,922
	2003	10.00	14.62	300,056
Guggenheim VT U.S. Long Short Momentum (formerly Rydex | SGI VT U.S. Long Short Momentum)	2011	9.99	8.94	283,421
	2010	9.38	9.99	408,526
	2009	7.69	9.38	594,014
	2008	13.55	7.69	980,554
	2007	11.53	13.55	1,466,894
	2006	10.80	11.53	1,132,515
	2005	9.92	10.80	884,915
	2004	9.35	9.92	821,735
	2003	7.52	9.35	574,165
	2002	9.97	7.52	463,440
Invesco V.I. Government Securities	20115	9.62	9.93	349,268
Invesco V.I. International Growth	2011	9.19	8.20	1,302,688
	2010	8.51	9.19	1,667,665
	2009	6.58	8.51	1,708,419
	2008	11.54	6.58	1,890,443
	2007	10.52	11.54	3,210,374
	2006 3	10.00	10.52	1,040,624

17

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Mid Cap Core Equity	2011	9.83	8.81	266,855
	2010	9.01	9.83	820,836
	2009	7.24	9.01	877,773
	2008	10.58	7.24	1,189,533
	2007	10.10	10.58	1,029,894
	20063	10.00	10.10	23,157
Invesco Van Kampen V.I. American Franchise 6	2011	6.92	6.09	200,008
	2010	6.26	6.92	238,184
	2009	5.41	6.26	234,875
	2008	9.83	5.41	293,648
	2007	9.18	9.83	663,688
	2006	9.03	9.18	245,629
	2005	8.67	9.03	912,031
	2004	8.51	8.67	504,737
	2003	6.87	8.51	565,823
	2002	9.49	6.87	586,918
Neuberger Berman AMT Guardian	2011	9.60	8.91	433,685
	2010	8.43	9.60	303,288
	2009	6.80	8.43	283,852
	2008	11.33	6.80	564,006
	2007	11.03	11.33	399,094
	2006	10.17	11.03	783,107
	2005	9.81	10.17	1,369,079
	2004	8.86	9.81	651,455
	2003	7.03	8.86	517,894
	2002	9.99	7.03	662,053
Neuberger Berman AMT Large Cap Value (formerly Neuberger Berman AMT Partners )	2011	10.25	8.69	535,284
	2010	9.26	10.25	580,811
	2009	6.20	9.26	1,110,270
	2008	13.62	6.20	1,387,753
	2007	13.03	13.62	1,582,358
	2006	12.14	13.03	1,405,944
	2005	10.75	12.14	1,903,444
	2004	9.45	10.75	775,958
	2003	7.31	9.45	375,234
	2002	10.08	7.31	107,019
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	2011	8.85	8.28	299,053
	2010	7.51	8.85	487,487
	2009	5.72	7.51	245,013
	2008	9.63	5.72	298,196
	2007	10.19	9.63	210,077
	20063	10.00	10.19	95,279
PIMCO VIT Low Duration	2011	10.67	10.32	1,633,098
	2010	10.59	10.67	1,656,721
	2009	9.77	10.59	1,535,065
	2008	10.25	9.77	1,381,976
	2007	9.98	10.25	963,040
	2006 3	10.00	9.98	702,942

18

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Real Return	2011	11.20	11.97	2,121,422
	2010	10.83	11.20	1,835,516
	2009	9.56	10.83	1,889,295
	2008	10.75	9.56	1,705,351
	2007	10.16	10.75	2,193,575
	2006	10.54	10.16	2,238,653
	2005	10.79	10.54	1,113,187
	2004	10.35	10.79	567,709
	2003	10.00	10.35	956,322
PIMCO VIT Total Return	2011	11.45	11.35	4,086,607
	2010	11.07	11.45	4,955,913
	2009	10.15	11.07	6,152,576
	2008	10.12	10.15	5,111,502
	2007	9.73	10.12	3,991,087
	2006	9.79	9.73	3,720,182
	2005	9.99	9.79	1,806,792
	2004	9.95	9.99	941,144
	2003	10.00	9.95	468,611
Rydex VT Banking	2011	5.05	3.77	120,044
	2010	4.67	5.05	235,784
	2009	5.05	4.67	326,667
	2008	8.95	5.05	1,049,782
	2007	12.82	8.95	243,633
	2006	12.03	12.82	333,524
	2005	12.92	12.03	176,298
	2004	11.75	12.92	318,588
	2003	9.31	11.75	290,367
	2002	9.80	9.31	414,074
Rydex VT Basic Materials	2011	16.23	12.99	519,290
	2010	13.37	16.23	1,243,351
	2009	8.98	13.37	1,091,607
	2008	17.16	8.98	1,046,113
	2007	13.38	17.16	2,278,900
	2006	11.42	13.38	1,504,445
	2005	11.46	11.42	625,575
	2004	9.90	11.46	938,793
	2003	7.86	9.90	2,901,717
	2002	9.41	7.86	54,050
Rydex VT Biotechnology	2011	6.60	6.99	458,986
	2010	6.22	6.60	514,842
	2009	5.49	6.22	543,645
	2008	6.50	5.49	1,105,938
	2007	6.50	6.50	665,815
	2006	7.01	6.50	489,452
	2005	6.62	7.01	2,069,802
	2004	6.83	6.62	375,042
	2003	5.02	6.83	532,443
	2002	9.59	5.02	583,099

19

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Commodities Strategy	2011	5.39	4.82	659,237
	2010	5.21	5.39	851,723
	2009	4.87	5.21	792,882
	2008	9.98	4.87	867,386
	2007	7.95	9.98	1,109,866
	2006	10.10	7.95	620,865
	2005 2	10.00	10.10	1,094,179
Rydex VT Consumer Products	2011	12.37	13.48	593,485
	2010	11.01	12.37	491,150
	2009	9.65	11.01	454,669
	2008	13.15	9.65	580,932
	2007	12.36	13.15	960,251
	2006	10.99	12.36	1,433,562
	2005	11.52	10.99	748,765
	2004	10.61	11.52	394,566
	2003	9.09	10.61	139,985
	2002	9.85	9.09	250,664
Rydex VT Dow 2x Strategy	2011	7.23	7.56	604,791
	2010	6.06	7.23	602,357
	2009	4.62	6.06	1,185,166
	2008	12.60	4.62	3,879,947
	2007	12.17	12.60	1,411,817
	2006	9.73	12.17	1,937,611
	2005	10.56	9.73	571,215
	2004 1	10.00	10.56	168,831
Rydex VT Electronics	2011	3.68	2.95	271,928
	2010	3.51	3.68	645,555
	2009	2.13	3.51	1,746,359
	2008	4.46	2.13	591,223
	2007	4.78	4.46	163,381
	2006	4.87	4.78	258,761
	2005	4.89	4.87	250,722
	2004	6.54	4.89	1,097,195
	2003	4.02	6.54	2,087,477
	2002	8.11	4.02	995,883
Rydex VT Energy	2011	14.42	13.00	776,874
	2010	12.64	14.42	964,712
	2009	9.53	12.64	967,215
	2008	18.43	9.53	1,131,920
	2007	14.44	18.43	1,599,762
	2006	13.47	14.44	1,838,284
	2005	10.15	13.47	2,280,812
	2004	8.01	10.15	1,710,868
	2003	6.80	8.01	1,768,493
	2002	8.21	6.80	393,288

20

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Energy Services	2011	11.69	10.15	733,526
	2010	9.68	11.69	1,366,265
	2009	6.22	9.68	1,302,014
	2008	15.31	6.22	1,411,686
	2007	11.66	15.31	2,208,855
	2006	10.97	11.66	1,653,480
	2005	7.72	10.97	2,777,277
	2004	6.03	7.72	1,959,108
	2003	5.81	6.03	704,239
	2002	6.89	5.81	596,114
Rydex VT Europe 1.25x Strategy	2011	7.03	5.72	287,119
	2010	8.23	7.03	601,125
	2009	6.33	8.23	1,100,573
	2008	14.65	6.33	629,556
	2007	13.53	14.65	2,596,792
	2006	10.90	13.53	3,410,723
	2005	10.70	10.90	819,629
	2004	9.62	10.70	2,595,308
	2003	7.02	9.62	2,293,628
	2002	10.23	7.02	35,795
Rydex VT Financial Services	2011	5.68	4.63	340,123
	2010	5.18	5.68	309,552
	2009	4.52	5.18	379,948
	2008	9.08	4.52	562,323
	2007	11.68	9.08	296,354
	2006	10.44	11.68	897,919
	2005	10.55	10.44	815,945
	2004	9.40	10.55	1,289,783
	2003	7.61	9.40	709,165
	2002	9.36	7.61	153,702
Rydex VT Government Long Bond 1.2x Strategy	2011	10.51	14.25	424,191
	2010	9.97	10.51	402,217
	2009	15.20	9.97	348,819
	2008	10.96	15.20	828,018
	2007	10.42	10.96	1,196,379
	2006	11.23	10.42	1,230,809
	2005	10.89	11.23	1,310,806
	2004	10.48	10.89	1,694,958
	2003	11.01	10.48	3,673,332
	2002	9.69	11.01	941,618

21

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Health Care	2011	8.44	8.46	799,647
	2010	8.25	8.44	392,702
	2009	6.91	8.25	734,182
	2008	9.60	6.91	1,339,450
	2007	9.46	9.60	970,689
	2006	9.39	9.46	1,146,339
	2005	8.86	9.39	1,788,170
	2004	8.71	8.86	834,980
	2003	7.01	8.71	1,431,342
	2002	9.30	7.01	205,091
Rydex VT Internet	2011	5.92	4.99	210,062
	2010	5.12	5.92	509,721
	2009	3.22	5.12	1,109,110
	2008	6.10	3.22	461,053
	2007	5.77	6.10	538,120
	2006	5.49	5.77	737,253
	2005	5.81	5.49	1,155,217
	2004	5.24	5.81	1,053,391
	2003	3.33	5.24	1,363,991
	2002	6.13	3.33	993,714
Rydex VT Inverse Dow 2x Strategy	2011	2.98	2.08	1,307,450
	2010	4.46	2.98	1,707,423
	2009	8.42	4.46	1,880,529
	2008	5.47	8.42	371,449
	2007	6.27	5.47	907,451
	2006	8.37	6.27	890,609
	2005	8.60	8.37	358,891
	2004 1	10.00	8.60	80,736
Rydex VT Inverse Government Long Bond Strategy	2011	4.53	3.02	686,860
	2010	5.4 2	4.53	1,179,589
	2009	4.74	5.42	1,387,658
	2008	7.09	4.74	515,000
	2007	7.76	7.09	717,731
	2006	7.49	7.76	1,622,590
	2005	8.25	7.49	1,028,915
	2004	9.65	8.25	1,171,671
	2003	10.00	9.65	408,600
Rydex VT Inverse Mid-Cap Strategy	2011	3.71	3.30	55,100
	2010	5.19	3.71	37,678
	2009	8.37	5.19	400,680
	2008	6.51	8.37	60,916
	2007	6.93	6.51	47,629
	2006	7.52	6.93	274,299
	2005	8.55	7.52	84,568
	20041	10.00	8.55	7,092

22

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Inverse NASDAQ-100® Strategy	2011	3.55	3.06	728,063
	2010	4.71	3.55	758,950
	2009	8.21	4.71	1,070,463
	2008	5.79	8.21	556,610
	2007	6.82	5.79	707,288
	2006	7.22	6.82	1,270,513
	2005	7.45	7.22	1,401,962
	2004	8.82	7.45	1,299,085
	2003	14.70	8.82	2,564,622
	2002	11.47	14.70	1,125,850
Rydex VT Inverse Russell 2000® Strategy	2011	3.50	3.09	379,768
	2010	5.05	3.50	430,167
	2009	7.85	5.05	773,491
	2008	6.57	7.85	308,747
	2007	6.51	6.57	593,588
	2006	7.72	6.51	535,985
	2005	8.32	7.72	864,274
	20041	10.00	8.32	357,297
Rydex VT Inverse S&P 500 Strategy	2011	4.26	3.71	967,323
	2010	5.35	4.26	823,247
	2009	7.72	5.35	1,084,556
	2008	5.79	7.72	829,866
	2007	5.99	5.79	1,445,420
	2006	6.77	5.99	998,525
	2005	7.12	6.77	2,646,567
	2004	8.28	7.12	806,337
	2003	11.32	8.28	879,810
	2002	9.71	11.32	1,631,745
Rydex VT Japan 2x Strategy	2011	8.00	5.45	187,921
	2010	7.22	8.00	296,357
	2009	6.10	7.22	548,487
	2008	9.49	6.10	879,220
	2007	11.17	9.49	600,469
	2006	11.08	11.17	938,475
	2005	9.61	11.08	2,079,167
	2004	9.10	9.61	603,920
	2003	6.90	9.10	659,214
	2002	8.60	6.90	92,027
Rydex VT Leisure	2011	7.06	6.93	93,363
	2010	5.66	7.06	284,879
	2009	4.32	5.66	124,840
	2008	8.86	4.32	94,936
	2007	9.49	8.86	217,061
	2006	8.02	9.49	757,273
	2005	8.80	8.02	137,826
	2004	7.42	8.80	1,930,981
	2003	5.74	7.42	2,582,037
	2002	7.03	5.74	235,691

23

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Mid-Cap 1.5x Strategy	2011	12.53	11.09	552,853
	2010	9.51	12.53	542,290
	2009	6.52	9.51	634,481
	2008	15.06	6.52	497,789
	2007	15.18	15.06	667,057
	2006	14.34	15.18	1,058,888
	2005	13.12	14.34	990,761
	2004	11.22	13.12	1,032,326
	2003	7.68	11.22	352,449
	2002	10.61	7.68	558,459
Rydex VT NASDAQ-100®	2011	8.56	8.38	1,114,156
	2010	7.54	8.56	1,446,695
	2009	5.18	7.54	1,232,077
	2008	9.31	5.18	803,767
	2007	8.25	9.31	1,285,483
	2006	8.15	8.25	635,169
	2005	8.41	8.15	1,411,920
	2004	8.03	8.41	5,132,355
	2003	5.77	8.03	1,881,847
	2002	9.84	5.77	636,910
Rydex VT NASDAQ-100® 2x Strategy	2011	4.55	4.33	3,089,303
	2010	3.47	4.55	3,423,640
	2009	1.66	3.47	5,446,377
	2008	6.33	1.66	5,888,400
	2007	5.16	6.33	4,195,532
	2006	5.14	5.16	2,644,052
	2005	5.53	5.14	3,820,761
	2004	5.05	5.53	4,170,028
	2003	2.66	5.05	4,038,724
	2002	9.08	2.66	539,558
Rydex VT Nova	2011	5.98	5.66	852,098
	2010	5.20	5.98	1,161,751
	2009	4.01	5.20	3,475,559
	2008	9.19	4.01	3,128,829
	2007	9.49	9.19	1,918,804
	2006	8.31	9.49	4,525,063
	2005	8.34	8.31	3,357,488
	2004	7.60	8.34	3,596,049
	2003	5.70	7.60	2,374,008
	2002	9.26	5.70	1,575,488

24

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Precious Metals	2011	28.65	20.82	707,537
	2010	21.66	28.65	1,192,246
	2009	15.15	21.66	1,025,464
	2008	25.74	15.15	1,172,695
	2007	22.48	25.74	1,257,020
	2006	19.32	22.48	1,005,729
	2005	16.68	19.32	1,306,547
	2004	20.31	16.68	675,179
	2003	15.05	20.31	1,200,293
	2002	10.79	15.05	1,816,577
Rydex VT Real Estate	2011	11.93	11.69	327,757
	2010	9.98	11.93	430,155
	2009	8.32	9.98	894,212
	2008	14.88	8.32	507,864
	2007	19.21	14.88	526,508
	2006	15.34	19.21	1,418,072
	2005	14.94	15.34	637,762
	2004	12.04	14.94	882,515
	2003	9.65	12.04	730,095
	2002	10.19	9.65	74,907
Rydex VT Retailing	2011	9.73	9.82	388,113
	2010	8.12	9.73	128,808
	2009	5.88	8.12	143,845
	2008	9.15	5.88	142,664
	2007	10.93	9.15	120,908
	2006	10.37	10.93	648,726
	2005	10.26	10.37	270,900
	2004	9.74	10.26	211,853
	2003	7.51	9.74	565,974
	2002	10.05	7.51	166,404
Rydex VT Russell 2000® 1.5x Strategy	2011	10.04	8.44	490,564
	2010	7.60	10.04	331,463
	2009	5.95	7.60	351,450
	2008	12.77	5.95	452,351
	2007	14.30	12.77	351,049
	2006	12.35	14.30	1,257,957
	2005	12.41	12.35	901,314
	2004	10.35	12.41	2,349,970
	2003	6.58	10.35	4,573,132
	2002	10.64	6.58	278,131
Rydex VT Russell 2000® 2x Strategy	2011	5.16	3.99	1,480,853
	2010	3.63	5.16	582,051
	2009	2.79	3.63	778,813
	2008	8.62	2.79	911,775
	2007	10.30	8.62	322,451
	20063	10.00	10.30	112,728

25

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT S&P 500 2x Strategy	2011	5.07	4.66	1,457,975
	2010	4.22	5.07	1,168,241
	2009	3.01	4.22	2,438,359
	2008	9.81	3.01	2,685,033
	2007	10.18	9.81	1,384,171
	2006	8.59	10.18	1,401,544
	2005	8.67	8.59	1,004,434
	2004	7.75	8.67	1,064,347
	2003	5.22	7.75	646,422
	2002	10.09	5.22	87,267
Rydex VT S&P 500 Pure Growth	2011	9.76	9.24	1,015,031
	2010	8.15	9.76	1,725,949
	2009	5.78	8.15	1,633,752
	2008	10.02	5.78	593,979
	2007	9.97	10.02	1,242,551
	2006	9.88	9.97	984,181
	2005	10.13	9.88	790,360
	20041	10.00	10.13	1,214,440
Rydex VT S&P 500 Pure Value	2011	9.15	8.49	829,173
	2010	7.94	9.15	761,486
	2009	5.48	7.94	903,150
	2008	11.14	5.48	626,829
	2007	12.30	11.14	1,214,614
	2006	10.91	12.30	2,795,600
	2005	10.93	10.91	1,028,833
	20041	10.00	10.93	521,378
Rydex VT S&P MidCap 400 Pure Growth	2011	13.48	12.83	946,314
	2010	10.62	13.48	1,350,253
	2009	7.07	10.62	1,146,442
	2008	11.55	7.07	773,682
	2007	11.12	11.55	1,042,449
	2006	11.26	11.12	725,065
	2005	10.54	11.26	2,134,324
	20041	10.00	10.54	1,294,200
Rydex VT S&P MidCap 400 Pure Value	2011	10.97	9.76	507,721
	2010	9.53	10.97	392,252
	2009	6.41	9.53	736,382
	2008	11.87	6.41	450,510
	2007	13.03	11.87	712,271
	2006	11.62	13.03	946,872
	2005	11.19	11.62	679,019
	20041	10.00	11.19	917,533

26

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT S&P SmallCap 600 Pure Growth	2011	10.96	10.87	773,084
	2010	9.13	10.96	826,891
	2009	7.11	9.13	559,047
	2008	11.30	7.11	648,540
	2007	11.82	11.30	378,078
	2006	11.45	11.82	1,083,924
	2005	11.25	11.45	1,211,994
	20041	10.00	11.25	1,565,519
Rydex VT S&P SmallCap 600 Pure Value	2011	10.00	8.67	550,596
	2010	8.34	10.00	549,395
	2009	5.37	8.34	640,098
	2008	9.92	5.37	510,605
	2007	13.00	9.92	439,967
	2006	11.39	13.00	1,252,309
	2005	11.47	11.39	806,438
	2004 1	10.00	11.47	2,418,588
Rydex VT Strengthening Dollar 2x Strategy	2011	5.36	4.91	287,779
	2010	5.86	5.36	539,799
	2009	7.27	5.86	575,281
	2008	7.19	7.27	103,720
	2007	8.42	7.19	367,262
	2006	9.84	8.42	227,822
	20052	10.00	9.84	---
Rydex VT Technology	2011	5.59	4.87	860,910
	2010	5.21	5.59	1,604,989
	2009	3.50	5.21	2,799,716
	2008	6.69	3.50	796,309
	2007	6.33	6.69	1,501,172
	2006	6.24	6.33	1,287,248
	2005	6.32	6.24	906,124
	2004	6.52	6.32	1,109,050
	2003	4.22	6.52	742,700
	2002	7.23	4.22	777,972
Rydex VT Telecommunications	2011	5.82	4.77	370,850
	2010	5.31	5.82	390,972
	2009	4.31	5.31	461,969
	2008	8.22	4.31	872,496
	2007	7.86	8.22	908,410
	2006	6.87	7.86	1,437,461
	2005	7.09	6.87	111,399
	2004	6.57	7.09	682,117
	2003	5.13	6.57	780,580
	2002	8.86	5.13	950,713

27

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Rydex VT Transportation	2011	9.79	8.34	76,846
	2010	8.24	9.79	227,924
	2009	7.33	8.24	115,839
	2008	10.23	7.33	313,388
	2007	11.71	10.23	126,316
	2006	11.38	11.71	633,425
	2005	10.95	11.38	606,221
	2004	9.30	10.95	887,391
	2003	8.06	9.30	267,314
	2002	9.52	8.06	516,183
Rydex VT U.S. Government Money Market	2011	7.49	7.17	16,460,496
	2010	7.81	7.49	16,784,979
	2009	8.15	7.81	20,228,052
	2008	8.42	8.15	33,899,383
	2007	8.46	8.42	26,738,245
	2006	8.51	8.46	17,240,772
	2005	8.71	8.51	15,562,032
	2004	9.07	8.71	11,866,677
	2003	9.47	9.07	17,598,158
	2002	9.84	9.47	15,037,054
Rydex VT Utilities	2011	6.14	6.84	1,792,518
	2010	6.00	6.14	818,364
	2009	5.50	6.00	1,146,044
	2008	8.16	5.50	1,210,528
	2007	7.55	8.16	2,893,890
	2006	6.52	7.55	3,585,491
	2005	6.15	6.52	2,291,948
	2004	5.47	6.15	1,465,726
	2003	4.56	5.47	569,941
	2002	7.08	4.56	4,549,866
Rydex VT Weakening Dollar 2x Strategy	2011	9.88	9.11	117,250
	2010	10.93	9.88	119,605
	2009	10.70	10.93	122,244
	2008	12.73	10.70	559,995
	2007	11.25	12.73	579,358
	2006	10.06	11.25	315,037
	2005 2	10.00	10.06	151,309
Templeton Developing Markets Securities	2011	25.44	20.48	239,579
	2010	22.62	25.44	732,559
	2009	13.70	22.62	319,011
	2008	30.29	13.70	99,100
	2007	24.60	30.29	26,979
	2006	20.07	24.60	31,702
	2005	16.45	20.07	47,664
	2004	13.78	16.45	101,168
	2003	9.41	13.78	136,333
	2002	9.84	9.41	45,322

28

Subaccount	Year	Accumulation Unit Value		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Templeton Foreign Securities	2011	10.57	9.03	227,256
	2010	10.19	10.57	712,503
	2009	7.78	10.19	192,608
	2008	13.64	7.78	102,458
	2007	12.35	13.64	125,330
	2006	10.63	12.35	161,115
	2005	10.09	10.63	397,060
	2004	8.90	10.09	684,526
	2003	7.04	8.90	764,342
	2002	9.04	7.04	270,057
Wells Fargo Advantage Opportunity VT	2011	11.17	10.10	362,127
	2010	9.43	11.17	499,033
	2009	6.67	9.43	401,139
	2008	11.64	6.67	466,160
	2007	11.41	11.64	766,556
	2006	10.62	11.41	716,241
	2005	10.29	10.62	1,070,295
	2004	9.10	10.29	676,311
	2003	6.94	9.10	244,277
	2002	9.91	6.94	64,855
1    For the period April 29, 2004 (date of inception) through December 31, 2004.
2    For the period January 26. 2005 (date of inception) through December 31, 2005.
3    For the period November 10. 2006 (date of inception) through December 31, 2006.
4    For the period November 17. 2008 (date of inception) through December 31, 2008.
5    For the period April 29, 2011 (date of inception) through December 31, 2011.
6    Effective April 27, 2012, Invesco V.I. Capital Appreciation merged into Invesco Van Kampen V.I. American Franchise. The values in the table for the periods prior to the merger reflect investment in Invesco V.I. Capital Appreciation.

Information About the Company, the Separate Account, and the Funds

Security Benefit Life Insurance Company — The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950, and converted to a stock life insurance company on July 31, 1998. The Company is a wholly owned subsidiary of Security Benefit Corporation and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

The Company offers life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2011 , the Company had total assets of approximately $ 10.7 billion.

Please note that the Company’s audited 2009 financial statements, prepared according to U.S. generally accepted accounting principles (GAAP), have been restated to correct an error in the recognition of the deferred income tax impact related to the other-than-temporary investment impairments, as discussed in Note 1 to the financial statements that appear in the Statement of Additional Information (“SAI”). The effect of the adjustment was a decrease in other comprehensive income and deferred income tax assets of $28,727,000 as of December 31, 2009. Accordingly, other comprehensive income and deferred income tax assets in the Company’s audited GAAP financial statements that appeared in the May 1, 2010 SAI were overstated by this amount.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A. M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or

29

claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A. M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under Kansas law on June 26, 2000. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. Kansas law provides that assets in a separate account attributable to the reserves and other liabilities under a contract may not be charged with liabilities arising from any other business that the insurance company conducts if, and to the extent the contract so provides. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company of the series type and is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment media might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from mixed and/or shared

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funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force the Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus. We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

Prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliates Receive with Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract, and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its subsidiary, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.25% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments usually are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund. The Company may also receive payments from certain of the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds that is a pre-determined fee and not based on the average net assets of the Contract (or other variable insurance contracts issued or administered by the Company or its affiliates) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof, in the form of 12b-1 fees and/or other payments that range in total from 0.25% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Funds. This does not include the arrangements with certain of the investment advisers, sub-advisers, or

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distributors (or affiliates thereof) of certain of the Underlying Funds in which the payment is not based on the average net assets of the Contract invested in the Underlying Fund.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

Services and Administration — The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company has entered into an administrative services agreement with se2, inc. (“se2”), 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2 provides certain business process outsourcing services with respect to the Contracts. se2, inc. may engage other service providers to provide certain administrative functions. se2 is an affiliate of the Company.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. The Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 402A, 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan, or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the Contract as an investment vehicle for a Section 402A, 403(b), 408 or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Note that for Contracts issued to Massachusetts residents on or after January 1, 2009, a unisex Massachusetts approved Contract will be issued without regard to where the application was signed.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract

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Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

Assets in the General Account. Any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider) are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 90. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders ( provided, however, that you may not select riders with total rider charges in excess of 2.00% for riders elected prior to February 1, 2010) :

•	Annual Stepped Up Death Benefit;

•	Extra Credit at 4%;

•	Waiver of Withdrawal Charge; or

•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider available only at issue. You cannot change or cancel the rider(s) that you select after they are issued. The Annual Stepped Up Death Benefit rider, Extra Credit at 4% rider, and the Alternate Withdrawal Charge rider are available in every state. The Waiver of Withdrawal Charge rider is available in every state except Massachusetts. See the detailed description of each rider below.

For information on riders that are no longer available for purchase, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months

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preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.
The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) and withdrawal charges ;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The highest Contract Value on any Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. You may have in effect on your Contract both an Extra Credit Rider and an Automatic Bonus Credit Rider; provided, however, that each rider calculates the Credit Enhancement amount and Bonus Credit amount, respectively, on the basis of Purchase Payments, which do not include any Credit Enhancement or Bonus Credit. See “Automatic Bonus Credit.”

This rider is available only if the age of the Owner on the Contract Date is age 80 or younger. See “Automatic Bonus Credit.” You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any applicable withdrawal charges, or premium taxes and any forfeited Credit Enhancements, less the Free Withdrawal Amount, by

2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is

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equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

This rider is available only if the age of the Owner at the time the Contract is issued is age 80 or younger. You may not have more than one Extra Credit Rider in effect on your Contract. You may not select an Annuity Start Date that is prior to seven years from the effective date of the rider.

The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” In the event of a withdrawal under the terms of the Waiver of Withdrawal Charge Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding such a withdrawal. See “Waiver of Withdrawal Charge.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the death benefit riders.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge will be higher and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, for example, in a down market, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancements are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a Qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a Qualified Contract.

Prior to May 1, 2010, the Company paid an additional Credit Enhancement to customers of broker-dealers that were concerned about the suitability of their customers’ current contracts due to restrictions under those contracts on actively managed allocations. The Company paid the additional Credit Enhancement in connection with a Contract purchased by customers of such broker-dealers who exchanged their current contract for this Contract and paid a withdrawal charge on the exchange. When such a customer purchased a Credit Enhancement of 5%, the Company added an additional Credit Enhancement to the customer’s initial Purchase Payment. The Company determined the amount of any additional Credit Enhancement by subtracting the 5% Credit Enhancement from the withdrawal charge amount assessed on the customer’s exchanged annuity contract. The Company required that it be notified when a purchase was made that qualified under this provision. There was no charge for this additional Credit Enhancement above the charge for the Extra Credit Rider at 5%. Any additional Credit Enhancement amount was

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subject to recapture in the event that the Owner exercised his or her right to return the Contract during the Free-Look period and was subject to a withdrawal charge.

Waiver of Withdrawal Charge — This rider makes available a waiver of withdrawal charge in the event of your (1) total and permanent disability prior to age 65, (2) confinement to a nursing home, or (3) terminal illness.

The rider defines confinement to a hospital or nursing facility, as follows: (1) you have been confined to a “hospital” or “qualified skilled nursing facility” for at least 90 consecutive days prior to the date of the withdrawal; and (2) you are so confined when the Company receives the waiver request and first became so confined after the Contract Date.

The Company defines terminal illness as follows: (1) the Owner has been diagnosed by a licensed physician with a “terminal illness”; and (2) such illness was first diagnosed after the Contract was issued.

The Company defines disability as follows: (1) the Owner is unable, because of physical or mental impairment, to perform the material and substantial duties of any occupation for which the Owner is suited by means of education, training or experience; (2) the impairment has been in existence for more than 180 days and began before the Owner attained age 65 and after the Contract Date; and (3) the impairment is expected to result in death or be long-standing and indefinite.

Prior to making a withdrawal pursuant to this rider, you must submit to the Company a properly completed claim form and a written physician’s statement acceptable to the Company. The Company will also accept as proof of disability a certified Social Security finding of disability.

The Company reserves the right to have a physician of its choice examine the Owner to determine if the Owner is eligible for a waiver.

If you have also purchased the Extra Credit Rider, you will forfeit all or part of any Credit Enhancements applied during the 12 months preceding any withdrawal pursuant to this rider. The amount of Credit Enhancements to be forfeited is a percentage determined by dividing the amount of the withdrawal by the total Purchase Payments made in the 12 months preceding the withdrawal. The maximum percentage that may be forfeited is 100% of Credit Enhancements earned during the 12 months preceding the withdrawal. Note that if you purchase the Contract with this rider after age 65, you will receive no benefit from the disability portion of this rider and the annual rider charge will remain the same.

Alternate Withdrawal Charge — This rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. See “Extra Credit.

Riders Available for Purchase Only Prior to February 1, 2010 — A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix A – Riders Available For Purchase Only Prior To February 1, 2010 for descriptions of these riders.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount

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that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are an Owner and/or Joint Owner.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company at its Administrative Office; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer. If the Company does not receive a complete application, the Company will hold your Purchase Payment in its General Account and will notify you that it does not have the necessary information to issue a Contract and/or apply the Purchase Payment to your Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract and/or apply the Purchase Payment to your Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment must be paid before the Automatic Investment Program will be accepted by the Company. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), or death benefits until instructions are received from the appropriate regulator.

For customers whose broker-dealer is concerned about the suitability of their current annuity contract due to restrictions under the contract on actively managed allocations, the Company may apply a contingent deferred sales charge credit (a “CDSC Credit”) to such a customer’s Contract to the extent that the customer incurs any contingent deferred sales charge in connection with surrender of the contract in whole or in part to purchase this Contract. The CDSC Credit is an amount applied to Contract Value on the Contract Date in an amount equal to 1% or 2% of the initial Purchase Payment. The Company applies the CDSC Credit to the Subaccounts in the same proportion as the initial Purchase Payment. The Company determines the amount of any CDSC Credit as follows. If the percentage amount of any contingent deferred sales charge imposed upon an annuity contract surrendered in whole or in part to purchase this Contract is equal to 1%, the Company will apply an amount equal to 1% of the initial Purchase Payment; if the percentage amount of any contingent deferred sales charge or withdrawal charge imposed upon such an annuity contract is equal to 2% or more, the Company will apply an amount equal to 2% of the initial Purchase Payment. The Company must be notified when a purchase is made that qualifies under this provision. There is no charge for the CDSC Credit. The value of any CDSC Credit is subject to recapture in the event that you exercise your right to return the Contract during the Free-Look period and is subject to a withdrawal charge on the same basis as are Purchase Payments. The CDSC Credit has not been approved by and is not available in all states and is not available in connection with a Contract issued with a 0-Year Alternate Withdrawal Charge Rider.

Automatic Bonus Credit — During the period of May 1, 2005 through December 31, 2007, the Company automatically issued a rider, which made available a Bonus Credit; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of May 1, 2005 through December 31, 2007; (2) the Contract was issued without a 0-Year Alternate Withdrawal Charge Rider; and (3) the age of any Owner on the Contract Date was 80 or younger.

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The Bonus Credit, which is added to Contract Value, generally is equal to 2% of each Purchase Payment made in the first Contract Year. If the Contract was issued with a 4-Year Alternate Withdrawal Charge Rider, the Bonus Credit is equal to 1% of each Purchase Payment made in the first Contract Year, and if the Contract was issued with a 0-Year Alternate Withdrawal Charge Rider, the Bonus Credit was not available. The Company applies the Bonus Credit to Contract Value at the time the Purchase Payment is effective, and any Bonus Credit is allocated among the Subaccounts in the same proportion as the applicable Purchase Payment. This rider is no longer available, but if your Contract was issued with this rider, you will receive the applicable Bonus Credit amount with respect to all Purchase Payments made during the first Contract Year. If you purchased the Contract in connection with the transfer or exchange of a variable annuity contract issued by another insurance company, the Company made the automatic Bonus Credit available only if your application was submitted during the period of May 1, 2005 through December 31, 2007 and your initial Purchase Payment was received by the Company no later than February 28, 2008.

The Bonus Credit is subject to any applicable withdrawal charge. There is no charge for this rider.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging Request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, quarterly, semiannual or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging Request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under

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this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging Request must be completed and sent to the Administrative Office. The Company requires that you wait at least a month if transfers were made on a monthly basis, a quarter if transfers were made on a quarterly basis, six months if transfers were made on a semiannual basis or one year if transfers were made on an annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you also may elect the Asset Reallocation Option.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual or annual basis, as you select. Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation Request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation Request, the Company will effect a transfer among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation Request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the 14 transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you also may elect the Dollar Cost Averaging Option.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the Electronic Transfer Privilege section of the application or the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

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The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

The Company reserves the right to limit the number of transfers to 14 in a Contract Year, although the Company does not limit the frequency of transfers with regard to the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation and all Rydex VT Subaccounts, which are designed for frequent transfers. The Company will so limit your transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount(s) and we believe that suspension of your electronic transfer privileges, as discussed below, does not adequately address your transfer activity. The Company does not assess a transfer fee on transfers.

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	the total dollar amount being transferred;

•	the number of transfers you made within a period of time ;

•	transfers to and from (or from and to) the same Subaccount;

•	whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some Owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants, which may have a negative impact on such other Owners and Participants.

In addition, if you make a certain number of transfers from a Subaccount followed by a transfer to that Subaccount (or to a Subaccount followed by a transfer from that Subaccount) (“round trip transfers”) during the prior 12-month period (or such shorter period as specified in the chart below), the Company will prohibit further transfers to that

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Subaccount until such transfer may be made without violating the number of round trip transfers permitted (please see the chart below).

Subaccount	Number of Round Trip Transfers
Federated High Income Bond II	2 1
1     Number of round trip transfers that can be made in any 12 month period before the Company will prohibit further transfers to that Subaccount.
Transfers to the Subaccount will be prohibited until such transfer may be made without violating the number of round trip transfers set forth above.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. We included transfers made during the 30, 60, or 90 day period prior to May 1, 2012 when enforcing this policy. For example, if you transferred money out of the Guggenheim VT Mid Cap Value subaccount on April 16, 2012, the 30 day restriction began on April 17, 2012 and ended on May 16, 2012, which means you could transfer back into the Guggenheim VT Mid Cap Value Subaccount on May 17, 2012. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
Dreyfus VIF International Value	60 days
Direxion Dynamic VP HY Bond	Unlimited
Federated Fund for U.S. Government Securities II	Unlimited
Fidelity® VIP Contrafund®, Fidelity® VIP Growth Opportunities, Fidelity® VIP Index 500, Fidelity® VIP Investment Grade Bond	60 days
Franklin Small-Mid Cap Growth Securities	30 days
Guggenheim VT All Cap Value, Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Growth, Guggenheim VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT Small Cap Value, Guggenheim VT U.S. Long Short Momentum
30 days
Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation	Unlimited
Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco Van Kampen V.I. American Franchise	30 days
Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value	30 days
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return	30 days
Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100® Strategy, Rydex VT Inverse Russell 2000® Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100®, Rydex VT NASDAQ-100® 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000® 1.5x Strategy, Rydex VT Russell 2000® 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy
Unlimited
Templeton Developing Markets Securities, Templeton Foreign Securities	30 days
Wells Fargo Advantage Opportunity VT	60 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

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In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions or the number of “round trip transfers” into and out of particular Subaccounts. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception, aside from allocations to certain Subaccounts that do not limit or restrict transfers (as noted below) . Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Direxion Dynamic VP HY Bond, Federated Fund for U.S. Government Securities II, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, Guggenheim VT CLS AdvisorOne Select Allocation and all Rydex VT Subaccounts, which are designed for frequent transfers. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

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•	Investment performance of the Subaccounts to which you have allocated Contract Value,

•	Payment of Purchase Payments,

•	Full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), and

•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to a Subaccount will be invested in shares of the corresponding Underlying Fund. The investment performance of each Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, CDSC Credit, and Bonus Credits, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition to Purchase Payments, other transactions such as full or partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions (other than transfer requests) received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Purchase Payments” and “Full and Partial Withdrawals.” Transfer requests received at or after the cut-off time of 2:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was $10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the corresponding Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.85%, and (5) the administration charge under the Contract.

The minimum mortality and expense risk charge of 0.85% and the administration charge, which ranges from 0.25% to 0.60% depending on the Subaccount, are factored into the Accumulation Unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment . The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct

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the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any written, electronic, or telephonic transactions involving your Contract, other than requests to transfer Contract Value among the Subaccounts, must be received by us prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time, so financial transactions (other than transfers) must be received by 3:00 p.m. Central time (the “cut-off time”). Financial transactions (other than transfers) received at or after 3:00 p.m. Central time will be processed on the following Valuation Date. Financial transactions include full and partial withdrawals (including systematic withdrawals and withdrawals made to pay the fees of your investment adviser), death benefit payments, and Purchase Payments.

Any requests to transfer Contract Value among the Subaccounts, including those submitted by telephone, must be received by us no later than one hour prior to any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. This means transfer requests must normally be received by 2:00 p.m. Central time. Transfer requests received at or after the applicable cut-off time will be processed on the following Valuation Date. The Company may extend the cut-off time to 15 minutes prior to any announced closing (generally 2:45 p.m. Central time) for transfers submitted electronically through the Company’s Internet web site.

Internet functionality is available only to Owners who have authorized their financial representatives to make financial transactions on their behalf.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals or withdrawals made to pay the fees of your investment adviser) after the Annuity Start Date are permitted only under Annuity Options 5, 6 and 7 (unless the Owner has elected fixed annuity payments under Option 7). See “Annuity Period” for a discussion of withdrawals after the Annuity Start Date. A full or partial withdrawal request generally will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any applicable withdrawal charges (if the withdrawal is made from Purchase Payments, the CDSC Credit, and/or Bonus Credits that have been held in the Contract for less than seven years), any pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.” If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.” The Withdrawal Value during the Annuity Period under Option 7 is the present value of future annuity payments commuted at the assumed interest rate, less any applicable withdrawal charges and any uncollected premium taxes.

The Company requires the signature of all Owners on any request for withdrawal. The Company also requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract, or any part of the Contract in excess of $25,000, for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below and withdrawals made to pay the fees of your investment adviser. A request for a partial withdrawal (including systematic withdrawals and

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withdrawals made to pay the fees of your investment adviser) will result in a payment by the Company of the amount specified in the partial withdrawal request less any applicable withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments, the CDSC Credit and/or Bonus Credits that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge and/or a percentage of Credit Enhancements that have not yet vested. Alternatively, you may request that any withdrawal charge or premium tax charge and unvested Credit Enhancements be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge and a percentage of any Credit Enhancements that have not yet vested. See “Premium Tax Charge” and “Extra Credit.”

If a partial withdrawal (other than a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) is requested after the first Contract Year that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to terminate the Contract and pay the Contract Value in one sum to the Owner. However, the Company will first notify the Owner that the Contract is subject to termination, and will only terminate the Contract if, after 90 days following the date of the notice, the Owner has not made any Purchase Payments to increase the Withdrawal Value to $2,000.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

A full or partial withdrawal, including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans” and “Restrictions under the Texas Optional Retirement Program.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannually or annually. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will the amount of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

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The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Restrictions on Withdrawals from Qualified Plans,” “Restrictions under the Texas Optional Retirement Program,” and “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract. Purchase Payments received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you Contract Value based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements, CDSC Credit, and/or Bonus Credits. Because the Company will deduct the current value of any Credit Enhancements, CDSC Credit, and/or Bonus Credits from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements, CDSC Credit, and Bonus Credits during the Free-Look Period.

Some states’ laws require us to refund your Purchase Payments. If your Contract is delivered in one of those states and you return your Contract during the Free-Look Period, the Company will refund the greater of: (1) Purchase Payments (not including any CDSC Credit, Credit Enhancements and/or Bonus Credits) or (2) Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancement, CDSC Credit, and/or Bonus Credits.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements.” If any Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant dies, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.
The sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits if the Extra Credit Rider and/or Automatic Bonus Credit Rider were in effect), less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied during the 12 months prior to the date of the Owner’s death).

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If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased one of the optional riders that provide an enhanced death benefit, your death benefit will be determined in accordance with the terms of the rider. See the discussion of the Annual Stepped Up Death Benefit Rider above, as well as the discussion of the Guaranteed Growth Death Benefit Rider, Combined Annual Stepped Up and Guaranteed Growth Death Benefit Rider, Enhanced Death Benefit Rider, Combined Enhanced and Annual Stepped Up Death Benefit Rider, Combined Enhanced and Guaranteed Growth Death Benefit Rider, Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider, Death Benefit – Return of Premium Beyond Issue Age 80 Rider (Florida only), Annual Stepped Up Death Benefit Rider Beyond Age 80 (Florida only), 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider and Total Protection Rider in Appendix A – Riders Available for Purchase Only Prior to February 1, 2010. Your death benefit proceeds under the rider will be the death benefit reduced by any pro rata account administration charge, any uncollected premium tax, and, if the proceeds are based upon Contract Value, any Credit Enhancements applied during the 12 months preceding the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. However, if the Participant has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

      The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining

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unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been held under the Contract. Purchase Payments include the CDSC Credit and Bonus Credits for purposes of assessing the withdrawal charge. As such, the CDSC Credit and Bonus Credits are subject to withdrawal charges on the same basis as Purchase Payments in the event of a full or partial withdrawal of any such CDSC Credit or Bonus Credits.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, CDSC Credit and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company will waive the withdrawal charge on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company. Such a withdrawal to pay advisory fees will not reduce the Free Withdrawal amount.

The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments, CDSC Credit and/or Bonus Credits that exceed the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments, then CDSC Credit, then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts and free advisory fee withdrawals do not reduce Purchase Payments, CDSC Credit or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit and Total Protection Riders, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments, CDSC Credit, and/or Bonus Credits have been held under the Contract. Each Purchase Payment, CDSC Credit and/or Bonus Credit is considered to have a certain “age,” depending on the length of time since the Purchase Payment, CDSC Credit and/or Bonus Credit was effective. A Purchase Payment, CDSC Credit and/or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment, CDSC Credit or Bonus Credit is applied by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment, CDSC Credit or Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from the withdrawal payment, unless you request that the charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments, CDSC Credit and Bonus Credits, paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity payments

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under options that provide for payments for life, or a period of at least seven years. The Company will assess the withdrawal charge against the Subaccounts in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expenses associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expenses are not recovered from the charge, such expenses may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.85%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	1.10%
At least $25,000 but less than $100,000	0.95%
$100,000 or more	0.85%

D uring the Annuity Period , u nder Options 5 and 6, the mortality and expense risk charge is calculated and deducted as described above. However, the mortality and expense risk charge is 1.25%, on an annual basis, under Options 1 through 4, 7 and 8, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual percentage rate of each Subaccount’s average daily net assets. The administration charge varies by Subaccount and is 0.25% for the Guggenheim VT All Cap Value, Guggenheim VT Large Cap Value, Guggenheim VT Mid Cap Growth, Guggenheim   VT Mid Cap Value, Guggenheim VT MSCI EAFE Equal Weight, and Guggenheim VT Small Cap Value Subaccounts; 0.35% for the Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity Subaccounts; 0.40% for the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value and Oppenheimer Main Street Small- & Mid-Cap Fund®/VA; 0.45% for Guggenheim VT All-Asset Aggressive Strategy, Guggenheim VT All-Asset Conservative Strategy, Guggenheim VT All-Asset Moderate Strategy, Guggenheim VT Multi-Hedge Strategies, Guggenheim VT U.S. Long Short Momentum, Invesco V.I. Government Securities and for each of the Rydex VT Subaccounts; 0.50% for the Federated High Income Bond II, Fidelity® VIP Contrafund®, Fidelity ® VIP Growth Opportunities, Fidelity® VIP Investment-Grade Bond, Guggenheim VT CLS AdvisorOne Amerigo, Guggenheim VT CLS AdvisorOne Clermont, and Guggenheim VT CLS AdvisorOne Select Allocation Subaccounts; 0.55% for the Fidelity® VIP Index 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return and Wells Fargo Advantage Opportunity VT Subaccounts; and 0.60% for the Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Invesco Van Kampen V.I. American Franchise, Neuberger Berman AMT Guardian, Neuberger Berman AMT Large Cap Value, Templeton Developing Markets Securities and Templeton Foreign Securities Subaccounts.

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The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date if one of the Annuity Options 1 through 4, 7 or 8 is chosen; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period if one of the Annuity Options 1 through 4, 7 or 8 is chosen. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of your investment adviser) if a premium tax has been incurred and is not refundable. Currently, in Maine and Wyoming the Company deducts the premium tax from Purchase Payments applied to a Non-Qualified Plan. Those amounts are currently 2.00% and 1.00%, respectively. The Company reserves the right to deduct premium taxes when due or any time thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional riders under the Contract. The Company makes each rider available only at issue.

The Company deducts a monthly charge from Contract Value for any riders elected by the Owner. T he Company generally will deduct the monthly rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date if you elect one of Annuity Options 1 through 4, 7 or 8 and will deduct the monthly rider charge for the life of the Contract if you elect Annuity Option 5 or 6. Thus, the Company may deduct certain rider charges during periods where no benefits are provided or payable. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. (You may not select riders with total charges in excess of 2.00% of Contract Value, for riders elected prior to February 1, 2010).

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, please see Appendix A – Riders Available for Purchase Only Prior to February 1, 2010.

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Optional Rider Expenses (as a percentage of Contract Value)
Annual Rider Charge
Riders Available For Purchase With The Contract:
Annual Stepped Up Death Benefit Rider	0.25%
4% Extra Credit Rider3	0.55%
Waiver of Withdrawal Charge Rider	0.05%
Alternate Withdrawal Charge Rider (0-Year)	0.70%4
Alternate Withdrawal Charge Rider (4-Year)	0.60%4
Riders Available For Purchase ONLY Prior To February 1, 2010:
3% Guaranteed Minimum Income Benefit Rider	0.25%
5% Guaranteed Minimum Income Benefit Rider	0.40%
6% Dollar for Dollar Guaranteed Minimum Income Benefit	0.75%
3% Guaranteed Growth Death Benefit Rider	0.15%
5% Guaranteed Growth Death Benefit Rider	0.25%
6% Guaranteed Growth Death Benefit Rider 1	0.30%
7% Guaranteed Growth Death Benefit Rider 1	0.35%
Combined Annual Stepped Up Death Benefit Rider and Guaranteed Growth Death Benefit Rider	0.30%
Enhanced Death Benefit Rider	0.25%
Combined Enhanced and Annual Stepped Up Death Benefit Rider	0.40%
Combined Enhanced and Guaranteed Growth Death Benefit Rider	0.40%
Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit Rider	0.45%
Death Benefit – Return of Premium Beyond Issue Age 80 (Florida only) Rider	0.30%
Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) Rider
Issue ages 80 and below	0.45%
Issue ages 81 and above	1.25%
6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit	1.00%
Guaranteed Minimum Withdrawal Benefit Rider	0.55%2
Total Protection Rider	0.95%2
3% Extra Credit Rider3	0.40%
5% Extra Credit Rider 3	0.70%
1    Not available to Texas residents.
2    The Company may increase the rider charge for the Guaranteed Minimum Withdrawal Benefit Rider or the Total Protection Rider only if you elect a reset; the Company guarantees the rider charge upon reset will not exceed 1.10% for the Guaranteed Minimum Withdrawal Benefit Rider or 1.45% for the Total Protection Rider on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” and “Total Protection” In Appendix A – Riders Available For Purchase Only Prior to February 1, 2010. The current charge for each such rider is used in calculating the maximum rider charge of 2.00% for riders elected prior to February 1, 2010 .
3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.
4    If the Company issued your rider prior to October 1, 2003, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.35%. If the Company issued your rider on or after October 1,
2003 and prior to January 1, 2005, the charge for the 0-year Alternate Withdrawal Charge Rider is 0.70 % and for the 4-year Alternate Withdrawal Charge Rider is 0.45%.

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Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date may not be prior to the third annual Contract Anniversary and may not be deferred beyond the Annuitant’s 95th birthday, although the terms of a Qualified Plan and the laws of certain states may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. For Contracts issued in Arizona on or after September 20, 2007, if no Annuity Start Date is selected, the Annuity Start Date will be the Annuitant’s 95th birthday. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. See “Selection of an Option.” If there are Joint Annuitants, the birthdate of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available in two forms—either as a variable Annuity for use with the Subaccounts or as a fixed Annuity. A combination variable and fixed Annuity is also available. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts while fixed annuity payments will not. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and, for Options 1 through 4, 7 and 8, a pro rata account administration charge, if applicable.

The Contract provides for eight Annuity Options. The Company may make other Annuity Options available upon request. Annuity payments under Annuity Options 1 through 4, 7 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 8, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale  G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually , for the variable annuity . In the case of Options 5 and 6 as described below, annuity payments are based upon Contract Value without regard to annuity rates.

Annuity Options 1 through 4 and 8 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 8, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the

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Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 7. Under Annuity Options 5 and 6, an Owner may make full or partial withdrawals of Contract Value (other than systematic withdrawals), subject to any applicable withdrawal charge, premium tax charge, and pro rata account administration charge.

If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 7, an Owner may elect to withdraw the present value of future annuity payments for the subaccounts , commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. However, the Owner cannot take systematic withdrawals or make withdrawals to pay the fees of an investment adviser. If the Owner elects a partial withdrawal under Option 7, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax advisor before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 7. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period.

The Contract specifies annuity tables for Annuity Options 1 through 4, 7 and 8, described below. The tables contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity and each annuity payment for a fixed Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under P rojection S cale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —

A.      Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed annuity payments, the amount of the annuity payment, and with respect to variable annuity payments, the number of Annuity Units used to determine the annuity payment, is reduced as of the first annuity payment following

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the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

B.      Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, the 6% Dollar for Dollar Guaranteed Minimum Income Benefit Rider, or the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under P rojection S cale G and an interest rate of 2½% (2% for the 6% Dollar for Dollar Guaranteed Minimum Income Benefit and 6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit Riders) in lieu of the rate described above.

Option 5 — Payments for Specified Period. Periodic annuity payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Contract Value by the number of Annuity Payments remaining in the period. If, at the death of all Annuitants, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 6 — Payments of a Specified Amount. Periodic annuity payments of the amount elected by the Owner will be made until Contract Value is exhausted, with the guarantee that, if, at the death of all Annuitants, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. The Company will continue to deduct the monthly rider charge and pro rata account administration charge from Contract Value if you elect this option.

Option 7 — Period Certain. Periodic annuity payments will be made for a stated period, which may be 5, 10, 15 or 20 years, as elected by the Owner. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Annuity Units rather than as a percentage of Contract Value. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 8 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 4, 7 and 8 are based on an “assumed interest rate” of 3½%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 4, 7 and 8 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity

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Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 7 and 8 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity and the guaranteed monthly annuity payment for a fixed annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 7.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant. The Company does not allow the Annuity Start Date to be deferred beyond the Annuitant’s 95th birthday.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and

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received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Many qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents and the consent is witnessed by a plan representative or a Notary Public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal (including a systematic withdrawal or a withdrawal made to pay the fees of an investment adviser) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will transfer Contract Value between Subaccounts, within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, the Rydex VT U.S. Government Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Rydex VT U.S. Government Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals or a withdrawal made to pay the fees of your investment adviser), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee

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contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee (i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, paying for funeral expenses, paying for casualty losses on your principal residence, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

Your particular Qualified Plan or 403(b) plan or program may have additional restrictions on distributions that may also be followed for your Contract. The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Restrictions under the Texas Optional Retirement Program — If you are a Participant in the Texas Optional Retirement Program, your Contract is subject to restrictions required under the Texas Government Code. In accordance with those restrictions, you will not be permitted to make withdrawals prior to your retirement, death or termination of employment in a Texas public institution of higher education and may not receive a loan from your Contract.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”) as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if

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applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contracts or attributable to payments, premiums, or acquisition costs under the Contracts. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contracts for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contracts is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objective or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

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Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals and withdrawals made to pay the fees of an investment adviser) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated

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beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation, are available only to a person who meets the definition of “spouse” under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of the Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated or any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

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Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 402A, 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 following the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions

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must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee. However, employee salary reduction contributions can be made to certain 403(b) annuities on an after-tax basis. See Roth 403(b) below.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). Additional restrictions may be imposed by a particular 403(b) Plan or program. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Roth 403(b). Employees eligible to make elective salary reduction contributions to a 403(b) annuity contract may designate their elective contributions as “Roth contributions” under Code Section 402A, if the employer agrees to treat the contributions as Roth Contributions under the employer’s 403(b) plan. Roth Contributions may be made to this Contract in most states.

Unlike regular or “traditional” 403(b) contributions, which are made on a pre-tax basis, Roth contributions are made after-tax and must be reported by the employer as currently taxable income of the employee. The employee must specifically designate the contributions as Roth contributions at the time they are made. Roth contributions are always full vested.

Although Roth contributions are made on an after-tax basis, if they are held in the Contract until certain conditions are met, a contract distribution may be a “qualifying distribution” and the income that is earned on the contributions will never be subject to federal income taxes. If a distribution is not qualifying, the income earned on the Roth Contributions is subject to federal income taxes when distributed.

Roth Contributions may be made up to the same elective contribution limits as apply to a traditional 403(b) contract. If the employee makes elective contribution to both types of contract, the one contribution limit will apply to the total of all contributions, both Roth and traditional. Other types of employer contributions, such as matching contributions or non-elective contributions, cannot be made to a Roth contract or account, although they may be made to other accounts in the plan or program.

Roth contributions are held in a separate Roth account in the Contract and separate records are kept for earnings in the Roth account. Although amounts in a Roth account are subject to the same distribution restrictions, loan limits, and required minimum distribution rules as traditional 403(b) contributions (including lifetime required minimum distributions), the Company may impose special rules on distributions from Roth accounts and may restrict or forbid loans from Roth accounts.

Distributions from a Roth 403(b) qualified account may be eligible for a tax-free rollover to another eligible retirement plan, including a Roth IRA. See “Rollovers.”

Section 408. Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs.”

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed

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and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,000.

Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 for each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ( $92,000 for a married couple filing a joint return and $58,000 for a single taxpayer in 2012 ). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $173,000 and $183,000 . Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.

Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the April 1 following the calendar year that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $110,000 to $125,000 in adjusted gross income ( $173,000 to $183,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b)s can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. However, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a Section 403(b) or other eligible retirement plan (other than Roth sources) is paid to the employee in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an eligible retirement plan, then the amount so transferred is not includable in

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income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee (or employee's spouse or former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover.

For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)). Anyone attempting to rollover 403(b) contributions should seek competent tax advice. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

A Section 403(b) plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) plan or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and which, for Qualified Plans other than IRAs, begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution; or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax advisor.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contract that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

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Other Tax Considerations —

Federal Estate Taxes. While no attempt is being made to discuss in detail the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Generation-Skipping Transfer Tax. Under certain circumstances, the Code may impose a “generation skipping transfer tax” when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2012, the federal estate tax, gift tax and generation-skipping transfer (“GST”) tax exemptions and maximum rates are $5,120,000 and 35%, respectively. After 2012, in the absence of legislative action, the federal estate tax, gift tax and GST tax exemptions and rates will return to their 2001 levels (with inflation adjustments for the GST tax exemption but not for the estate or gift tax exemptions). This would result in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make the current exemptions and rates permanent, it may do nothing and allow the 2001 levels to go into effect, or it may change the applicable exemptions and/or tax rates.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

      Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Beginning in 2013, distributions from non-qualified annuity contracts will be considered ”investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts . Please consult a tax advisor for more information.

Annuity Purchases by Residents of Puerto Rico. The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

Possible Tax Law Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Investment Advisory Fees — You may enter into a separate investment advisory agreement with an investment adviser that provides asset allocation services in connection with your Contract. We are not affiliated with those investment advisers, and we do not supervise or perform due diligence on investment advisers who may provide such

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asset allocation services. By entering into an agreement with the investment adviser for asset allocation services and executing the Company’s investment adviser authorization form, you authorize the investment adviser to allocate your Contract Value among certain Subaccounts and make changes in your allocations from time to time. You also authorize us to deduct amounts from your Contract Value to pay the investment adviser’s fee in the amounts and at the times directed by the investment adviser in writing. We will treat each deduction as a partial withdrawal from your Contract. The investment advisory fee is paid to the investment adviser and is not a Contract charge retained by us. For Non-Qualified Contracts, charges deducted from your Contract Value to pay the investment adviser’s fees are taxable distributions to you and may subject you to an additional 10% tax penalty. The investment advisory fee is described more fully in the disclosure statement provided by the investment adviser. You should consult with your representative for details regarding the investment advisory services, including fees and expenses. A tax-free partial exchange may become taxable if an advisory fee is paid from your Contract Value within 12 months of the partial exchange. Consult your tax adviser for advice concerning tax-free partial exchanges.

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that the Company will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Substitution of Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to

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make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of the Separate Account or any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be de-registered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive annual and semiannual reports containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports will include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports the federal securities laws may require.

Electronic Privileges — If the Electronic Privileges section of the application or the proper form has been completed, signed, and filed at the Company’s Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your purchase payment allocation or Dollar Cost Averaging or Asset Reallocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a

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written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

State Variations — The Prospectus and Statement of Additional Information describe all material terms and features of the Contract. Certain non-material provisions of your contract may be different than the general description in this Prospectus and the Statement of Additional Information, and certain riders may not be available, because of legal restrictions in your state. Your registered representative can provide specific information that may be applicable to your state. If you would like to review a copy of your contract and its endorsements and riders, if any, contact the Company’s Administrative Office.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Legal Matters — Chris Swickard, Esq., Associate General Counsel of the Company, has passed upon legal matters in connection with the issue and sale of the Contracts described in this Prospectus, the Company’s authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its subsidiary, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of the Company, is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with the Company and SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by applicable state insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2011, 2010, and 2009, the amounts paid to SDI in connection with all Contracts sold through the Separate Account were $4,667,862.92, $6,381,417.45, and $8,803,783.32, respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract. In addition, the Company pays SDI an annual payment of 0.75% of all Purchase Payments received under variable annuity contracts issued by the Company to support SDI’s ongoing operations.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

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Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and/or 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. The Company may periodically establish commission specials; however, unless otherwise stated, commissions paid under these specials will not exceed an additional 1% of aggregate Purchase Payments.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract. The following list sets forth the names of Selling Broker-Dealers that received additional compensation from the Company in 201 1 in connection with the sale of its variable annuity contracts, variable life insurance policies, and other insurance products (including the Contract): OFG Financial Services, Inc., PlanMember Securities Corporation, TransAmerica Financial Advisors, Cambridge Investment, Silver Oak Securities, Inc., KMS Financial Services, Inc., Legend Equities Corporation, Lincoln Investment Planning, Inc., Northern Lights Distributors, LLC, Geneos Wealth Management, Inc., GWN Securities, Inc.

These additional compensation arrangements are not offered to all Selling Broker-Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker-Dealers. The payments may be significant and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’ products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

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Current yield for the Rydex VT U.S. Government Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Rydex VT U.S. Government Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the yields of the Rydex VT U.S. Government Money Market Subaccount may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until April 2001, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contracts that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

Financial Statements — The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010 , and for each of the three years in the period ended December 31, 2011 , and the financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2011 , and for each of the specified periods ended December 31, 2011 and 2010 , or for such portions of such periods are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for the AdvisorDesigns Variable Annuity contains more specific information and financial statements relating to Security Benefit Life Insurance Company and Subsidiaries and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free telephone number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, Kansas 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

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GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Roth 403(b)
Sections 408 and 408A

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that the investment objective of any Underlying Fund will be met.

More detailed information regarding the investment objectives, strategies, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read carefully in conjunction with this Prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond		The investment seeks to maximize total return (income plus capital appreciation).	Rafferty Asset Management, LLC
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation
Federated Fund for U.S. Government Securities II	II	The investment seeks current income.	Federated Investment Management Company
Federated High Income Bond II	Service	The investment seeks high current income.	Federated Investment Management Company
Fidelity ® VIP Contrafund ®	Service Class 2	The investment seeks long-term capital appreciation.	Fidelity Management & Research Company	FMR Co., Inc. (FMRC), and other investment advisers.
Fidelity ® VIP Growth Opportunities	Service Class 2	The investment seeks to provide capital growth.	Fidelity Management & Research Company	Co., Inc. (FMRC) and other investment advisers
Fidelity ® VIP Index 500	Service Class 2	The investment seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500.	Fidelity Management & Research Company	Geode Capital Management, LLC (Geode ® ) and FMR Co., Inc. (FMRC)
Fidelity ® VIP Investment Grade Bond	Service Class 2	The investment seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company	Fidelity Investments Money Management, Inc. (FIMM) and other investment advisers
Franklin Small-Mid Cap Growth Securities	Class 2	The investment seeks long-term capital growth.	Franklin Advisers, Inc.
Guggenheim VT All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Aggressive Strategy		Seeks growth of capital.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VT All-Asset Conservative Strategy		Seeks preservation of capital and, secondarily long-term growth of capital.	Guggenheim Investments
Guggenheim VT All-Asset Moderate Strategy		Seeks to primarily provide growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VT CLS AdvisorOne Amerigo		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Clermont		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT CLS AdvisorOne Select Allocation		Seeks to provide growth of capital and total return.	Guggenheim Investments	Clarke Lanzen Skalla Inv Firm Inc (NV)
Guggenheim VT Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT Mid Cap Growth		Seeks capital appreciation.	Guggenheim Investments
Guggenheim VT Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VT MSCI EAFE Equal Weight		Seeks performance that corresponds, before fees and expenses, to the price and yield performance of the MSCI EAFE Equal Weighted Index.	Guggenheim Investments
Guggenheim VT Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VT Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VT U.S. Long Short Momentum		Seeks long-term capital appreciation.	Guggenheim Investments
Invesco V.I. Government Securities	Series II	Total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco Van Kampen V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Seeks long-term growth of capital; current income is a secondary consideration.	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Large Cap Value	I	Seeks growth of capital.	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Main Street Small- & Mid-Cap Fund ® /VA	Service	Seeks capital appreciation.	OppenheimerFunds, Inc.
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Total Return	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Rydex VT Banking		Seeks to provide capital appreciation by investing in companies that are involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Guggenheim Investments
Rydex VT Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Guggenheim Investments
Rydex VT Biotechnology
Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Guggenheim Investments
Rydex VT Commodities Strategy		Seeks to provide investment results that correlate to the performance of S&P GSCITM Commodity Index.	Guggenheim Investments
Rydex VT Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Guggenheim Investments
Rydex VT Dow 2x Strategy
Seeks to provide returns that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Guggenheim Investments
Rydex VT Electronics
Seeks capital appreciation by investing in companies that are involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Guggenheim Investments
Rydex VT Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Guggenheim Investments
Rydex VT Energy Services
Seeks capital appreciation by investing in companies that are involved in the energy   services field, including those that provide   services and equipment in the areas of oil, coal, and gas exploration and production.
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Europe 1.25x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50 ® Index.	Guggenheim Investments
Rydex VT Financial Services	Seeks capital appreciation by investing in companies that are involved in the financial services sector	Guggenheim Investments
Rydex VT Government Long Bond 1.2x Strategy
Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Health Care	Seeks capital appreciation by investing in companies that are involved in the health care industry.	Guggenheim Investments
Rydex VT Internet	Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Guggenheim Investments
Rydex VT Inverse Dow 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average SM . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Government Long Bond Strategy
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movements of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Inverse Mid-Cap Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse NASDAQ-100 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse Russell 2000 ® Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is the inverse (opposite) of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Inverse S&P 500 Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Japan 2x Strategy	Seeks to provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Guggenheim Investments
Rydex VT Leisure	Seeks capital appreciation by investing in companies engaged in leisure and entertainment businesses.	Guggenheim Investments
Rydex VT Mid-Cap 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT NASDAQ-100 ®	Seeks to provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index ® .	Guggenheim Investments
Rydex VT NASDAQ-100 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Nova
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies that are involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Guggenheim Investments
Rydex VT Real Estate	Seeks to provide capital appreciation by investing in companies that are involved in the real estate industry, including real estate investment trusts.	Guggenheim Investments
Rydex VT Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Guggenheim Investments
Rydex VT Russell 2000 ® 1.5x Strategy
Seeks to provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000 ® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT Russell 2000 ® 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000 ® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT S&P 500 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Rydex VT S&P 500 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index
Guggenheim Investments
Rydex VT S&P 500 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P MidCap 400 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Growth
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Guggenheim Investments
Rydex VT S&P SmallCap 600 Pure Value
Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Guggenheim Investments
Rydex VT Strengthening Dollar 2x Strategy
Seeks to provide investment results that match the performance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index ® . The fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VT Technology
Seeks capital appreciation by investing in companies that are involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Guggenheim Investments
Rydex VT Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Guggenheim Investments
Rydex VT Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.	Guggenheim Investments
Rydex VT U.S. Government Money Market		Seeks to provide security of principal, high current income, and liquidity.	Guggenheim Investments
Rydex VT Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Guggenheim Investments
Rydex VT Weakening Dollar 2x Strategy
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index ® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Guggenheim Investments
Templeton Developing Markets Securities	Class 2	The investment seeks long-term capital appreciation.	Templeton Asset Management Ltd. (Asset Management)
Templeton Foreign Securities	Class 2	The investment seeks long-term capital growth.	Templeton Investment Counsel, LLC
Wells Fargo Advantage Opportunity VT	VT	The investment seeks long-term capital appreciation.	Wells Fargo Funds Management LLC	Wells Capital Management Inc.

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Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments and any Credit Enhancements and Bonus Credits, net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the 5% rate.)

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4B, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under P rojection S cale G and an interest rate of 2½%. This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger.

6% Dollar for Dollar Guaranteed Minimum Income Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider, like the Guaranteed Minimum Income Benefit Rider, makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”); provided, however, that there are differences in the terms of the riders, including the annual effective rate of interest and the manner in which withdrawals affect the Minimum Income Benefit under each rider. You may never need to rely upon the Minimum Income Benefit, which should be viewed as a payment “floor.”

The Minimum Income Benefit under this rider is equal to Purchase Payments received during the three-year period that starts on the Contract Date, plus any Credit Enhancements and/or Bonus Credits applied in connection with those Purchase Payments, less any premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Income Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Income Benefit. Any such Subaccounts will be disclosed in this Prospectus.

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Income Benefit. If you purchased this rider when you purchased the Contract, the Annual Limit initially was equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and/or any Bonus Credits. If you purchased this rider on a Contract Anniversary, the Annual Limit initially was equal to 6% of Contract Value. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the purchase date of the rider or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added subsequent to the purchase date of the rider. The Company reduces the Annual Limit if you make a withdrawal in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a

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Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

In crediting interest to determine the Minimum Income Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Income Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal, which for purposes of the rider includes any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges. In the event of a withdrawal that exceeds the Annual Limit, the Minimum Income Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

Beginning on the tenth anniversary of the purchase date of the rider, you may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity under: (1) Annuity Option 2, (2) Annuity Option 4B, or (3) the Alternate Benefit, as discussed below. You may purchase a fixed Annuity under Option 2 or Option 4B within the 30-day period following any Contract Anniversary that occurs on or after the 10th anniversary of the purchase date of the rider. A fixed Annuity under Option 2 provides annuity payments that will be made during the lifetime of the Annuitant with a 10-year period certain, and under Option 4B provides annuity payments that will be made as long as either Annuitant is living with a 10-year period certain. See the discussion of Option 2 and Option 4B under “Annuity Options.” The Annuity rates under the rider for those Options are based upon the 1983(a) mortality table with mortality improvement under Projection Scale  G and an interest rate of 2%.

The Owner may elect an Alternate Benefit, which provides for fixed Annuity payments on a monthly, quarterly, semiannual or annual basis for a period of 15 years. The Alternate Benefit is available only on the tenth anniversary of the rider purchase date and shall not be available thereafter. Any election of the Alternate Benefit is made by providing written notice of such election to the Company within the 30-day period following the tenth anniversary of the purchase date of the rider. Annuity payments under the Alternate Benefit are equal to the amount determined by dividing the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, by the total number of payments, as set forth in the table below (the total number of payments is based upon whether the Owner elects monthly, quarterly, semiannual or annual payments):

Payment Frequency	Total Number of Payments
Monthly	180
Quarterly	60
Semiannual	30
Annual	15

The Company guarantees that the Alternate Benefit shall be at least equal to an amount determined by applying the Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, to Annuity Option 7 with a 15-year period certain, calculated without reference to the terms of the rider (see the discussion of Option 7 under “Annuity Options”).

The Alternate Benefit is calculated without reference to Annuity rates and represents the return of your Minimum Income Benefit on the Annuity Start Date, less any applicable premium tax and any pro rata account administration charge, over a period of 15 years without crediting interest on that amount.

If the Owner annuitizes the Contract before the tenth anniversary of the purchase date of the rider or at any time thereafter other than within the 30-day period following a Contract Anniversary, the Minimum Income Benefit is not available. The Owner is not required to use this Rider to receive Annuity Payments. However, the Company will not refund charges paid for this rider if the Owner annuitizes outside of its terms and conditions.

This rider was available only if the age of the Annuitant at the time the rider was issued was 79 or younger.

Please note that this rider may not be appropriate for you if you plan on taking withdrawals in excess of the Annual Limit because such excess withdrawals may significantly reduce or eliminate the value of the Guaranteed

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Minimum Income Benefit. If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Limit, you will have to withdraw more than the Annual Limit to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Guaranteed Minimum Income Benefit.

Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Guaranteed Growth Death Benefit.

The Guaranteed Growth Death Benefit is an amount equal to Purchase Payments and any Credit Enhancements and/or Bonus Credits, net of any Premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3%, 5%, 6% or 7% (6% and 7% are not available to Texas residents), as elected in the application. (If you elect the Guaranteed Growth Death Benefit at 5%, 6% or 7%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the rider charge applicable to the rate you have selected.) In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred. The Company accrues such interest until the earliest of: (1) the Annuity Start Date; (2) the Contract Anniversary following the oldest Owner’s 80th birthday; (3) the date due proof of the Owner’s death and instructions regarding payment are received; or (4) the six-month anniversary of the Owner’s date of death. In the event of a withdrawal, the Guaranteed Growth Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

The amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), net of premium tax and any withdrawals, including withdrawal charges.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be Contract Value, as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Annual Stepped Up and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company;

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3.	The Annual Stepped Up Death Benefit (as described above); or

4.	The Guaranteed Growth Death Benefit at 5% (as described above).

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Enhanced Death Benefit(This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit.

The Enhanced Death Benefit for a Contract issued prior to the Owner attaining age 70 is the lesser of: (1) 50% of Contract gain; or (2) 50% of adjusted Purchase Payments. For a Contract issued after the Owner has attained age 70 or older, the Enhanced Death Benefit is the lesser of: (1) 25% of Contract gain; or (2) 25% of adjusted Purchase Payments.

•	“Contract gain” is equal to Contract Value as of the date due proof of death and instructions with regard to payment are received less adjusted Purchase Payments.

•
“Adjusted Purchase Payments” are equal to all Purchase Payments made to the Contract adjusted for withdrawals and any applicable premium tax. In the event of a withdrawal, Purchase Payments are reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the Contract was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Annual Stepped Up Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

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2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Combined Enhanced, Annual Stepped Up, and Guaranteed Growth Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company, plus the Enhanced Death Benefit (as described above); or

3.	The Annual Stepped Up Death Benefit (as described above), plus the Enhanced Death Benefit (as described above); or

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4.	The Guaranteed Growth Death Benefit at 5% (as described above), plus the Enhanced Death Benefit (as described above).

If the Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

This rider was available only if the age of the Owner at the time the rider was issued was age 79 or younger. See the discussion under “Death Benefit.”

Death Benefit – Return of Premium Beyond Issue Age 80 (Florida only) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider was available only to Florida residents from ages 81 to 90 at issue. The rider makes available an enhanced death benefit for older issue ages upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greater of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges; or

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company.

If the rider was not purchased and any Owner was age 81 or older on the Contract Date, the death benefit would be the Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company. If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

See the discussion under “Death Benefit.”

Annual Stepped Up Death Benefit Beyond Age 80 (Florida only) (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available to Florida residents only an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of the Owner’s death and instructions regarding payment are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is the largest result for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The largest Contract Value on any Contract Anniversary that occurs prior to the date of the Owner’s death; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

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•
An adjustment for any withdrawals and withdrawal charges made since the applicable anniversary. In the event of a withdrawal, the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above.

This rider differs from the Annual Stepped Up Death Benefit Rider discussed above in that the death benefit may step up on Contract Anniversaries occurring after the Owner has attained age 80. See the discussion under “Death Benefit.”

6% Dollar for Dollar Guaranteed Minimum Income Benefit and Guaranteed Minimum Death Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”) as described under “6% Dollar for Dollar Guaranteed Minimum Income Benefit.” For a discussion of the Minimum Income Benefit, see “6% Dollar for Dollar Guaranteed Minimum Income Benefit.”

In addition to the Minimum Income Benefit, this rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the death benefit also will be reduced by any Credit Enhancements applied during the 12 months preceding the Owner’s date of death; provided that the death benefit defined in 1 below will not be so reduced. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments (not including any Credit Enhancements, the CDSC Credit, and/or Bonus Credits), less any withdrawals and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Minimum Death Benefit, as described below.

The Company will not pay the Minimum Death Benefit if either 1 or 2 above is higher than the Minimum Death Benefit as of the Valuation Date that the Company receives due proof of death and instructions regarding payment. The Company will not, however, refund charges paid for the rider if the Minimum Death Benefit is not paid. Because you may never need to rely upon the Minimum Death Benefit, it should be viewed as a death benefit “floor.”

The Minimum Income Benefit and Minimum Death Benefit are calculated separately and there are differences in the methods of their calculation. As a result, the Minimum Income Benefit and Minimum Death Benefit amounts will differ.

The Minimum Death Benefit is an amount equal to Purchase Payments, plus any Credit Enhancements and Bonus Credits, less any Premium tax, and less an adjustment for withdrawals, increased at an annual effective rate of interest of 6%. Please note that the Company will credit a maximum rate of 3% for amounts allocated to the Rydex VT U.S. Government Money Market Subaccount; however, you will still pay the full rider charge. To the extent that you allocate Purchase Payments or transfer Contract Value to those Subaccounts, you will not receive the benefit of an annual effective interest rate of 6% in determining the Minimum Death Benefit. The Company may add new Subaccounts in the future that will earn only the 3% rate in calculating the Minimum Death Benefit. Any such Subaccounts will be disclosed in this Prospectus.

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Limit”), without a proportional reduction in the Minimum Death Benefit. The Annual Limit initially is equal to 6% of the initial Purchase Payment, not including any Credit Enhancement and Bonus Credit. The Annual Limit will remain the same each Contract Year, unless you make additional Purchase Payments after the Contract Date or make a withdrawal that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit immediately prior to the withdrawal.

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The Company increases the Annual Limit in an amount equal to 6% of any Purchase Payment that is added to Contract Value subsequent to the Contract Date. The Company reduces the Annual Limit if you make a withdrawal of Contract Value in a Contract Year that, on its own or together with other withdrawals in that Contract Year, exceeds the Annual Limit. In that event, the Company will reduce the Annual Limit by a percentage that is found by dividing (a) over (b) where (a) is the amount of the withdrawal that exceeds the Annual Limit, and (b) is the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the withdrawal, if any, that was not in excess of the Annual Limit. The Annual Limit as last adjusted in a Contract Year is the new Annual Limit for subsequent Contract Years, subject to adjustment for Purchase Payments made subsequent to adjusting the Annual Limit or aggregate withdrawals in a Contract Year that exceed the new Annual Limit. Any portion of the Annual Limit that is not withdrawn during a Contract Year may not be carried over for withdrawal in a subsequent Contract Year.

In crediting interest to determine the Minimum Death Benefit, the Company takes into account the timing of when each Purchase Payment and withdrawal occurs and accrues the applicable annual effective rate of interest until the earlier of: (1) the Annuity Start Date, (2) the Contract Anniversary following the oldest Owner’s 80th birthday, or (3) the first Valuation Date as of which the Minimum Death Benefit exceeds the Minimum Death Benefit Cap. The Minimum Death Benefit Cap is an amount equal to 200% of (a) minus (b) where (a) is the sum of all Purchase Payments (not including any Credit Enhancements, CDSC Credit, and/or Bonus Credits, less any premium tax, and (b) is the sum of all withdrawals from Contract Value, including any applicable withdrawal charges, any forfeited Credit Enhancements, and any charges for premium taxes.

In the event of a withdrawal that does not exceed the Annual Limit, the Minimum Death Benefit is reduced as of the date of the withdrawal by the exact dollar amount of the withdrawal. (Withdrawals, for purposes of the rider, include any applicable withdrawal charges, any Credit Enhancement forfeitures and any premium tax charges.) In the event of a withdrawal that exceeds the Annual Limit, the Minimum Death Benefit is first reduced by any portion of the withdrawal that does not exceed the Annual Limit and is then further reduced by a percentage found by dividing the amount of the withdrawal that exceeds the Annual Limit, by the amount of Contract Value immediately prior to the withdrawal, reduced by that portion of the Withdrawal, if any, that was not in excess of the Annual Limit.

The amount of the Minimum Death Benefit shall in no event exceed an amount equal to the Minimum Death Benefit Cap. Also, if due proof of death and instructions regarding payment of the death benefit are not received by the Company at its Administrative Office within six months of the date of the Owner’s death, the death benefit under the rider will be Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company.

This rider was available only if the age of each Owner on the Contract Date was 79 or younger and the age of each Annuitant on the Contract Date was 79 or younger. See the discussion under “Death Benefit.”

Guaranteed Minimum Withdrawal Benefit (This rider was available for purchase ONLY prior to February 1, 2010) — If you elected this rider when you purchased the Contract, your “Benefit Amount” was equal to a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to $0. The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

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Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
*A percentage of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of the rider if the rider is purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements and/or Bonus Credits, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount . The percentage is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased is age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have

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to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

Total Protection (This rider was available for purchase ONLY prior to February 1, 2010) — This rider makes available a (1) Guaranteed Growth Death Benefit at 5%; (2) Guaranteed Minimum Withdrawal Benefit with an Annual Withdrawal Amount of 5% and a Benefit Amount of 100%; and (3) Guaranteed Minimum Accumulation Benefit as described below.

Upon the death of the Owner or any Joint Owner prior to the Annuity Start Date, a Guaranteed Growth Death Benefit at 5% will be available as described under “Guaranteed Growth Death Benefit,” with the following differences. Under this rider, the Guaranteed Growth Death Benefit will be reduced by any Annual Withdrawal Amount taken under the Guaranteed Minimum Withdrawal Benefit and will be reduced proportionately by any withdrawal that exceeds in whole or in part the Annual Withdrawal Amount for the Contract Year. The Guaranteed Growth Death Benefit is reduced as of the date of any such withdrawal by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal. Also, under this rider, the amount of the Guaranteed Growth Death Benefit shall not exceed an amount equal to 200% of Purchase Payments (not including any Credit Enhancements, CDSC Credit, Bonus Credits, or Purchase Payments made during the 12 months preceding the Owner’s date of death), net of premium tax and any withdrawals, including withdrawal charges. Finally, under this rider, the annual effective rate of interest used in calculating the benefit will be 5% for Contract Value allocated to any of the Subaccounts, including the Rydex VT U.S. Government Money Market Subaccount. If the Guaranteed Growth Death Benefit on any Valuation Date is equal to $0, the benefit will terminate and may not be reinstated or reset (as described below) after such termination.

This rider also makes available a Guaranteed Minimum Withdrawal Benefit (as described under “Guaranteed Minimum Withdrawal Benefit” above); provided, however, that the Annual Withdrawal Amount is equal to 5%, and the Remaining Benefit Amount is equal to 100%, of the initial Purchase Payment including any Credit Enhancement and/or Bonus Credits (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary).

The Guaranteed Minimum Accumulation Benefit provides that at the end of the “Term,” which is the ten-year period beginning on the date of your purchase of the rider, the Company will apply an additional amount to your Contract if the Contract Value on that date is less than the Guaranteed Minimum Accumulation Benefit amount. The additional amount will be equal to the difference between the Contract Value on that date and the Guaranteed Minimum Accumulation Benefit amount on that date. Any additional amount added to your Contract will be allocated among the Subaccounts in the same proportion as Contract Value is allocated on that date. No additional amount will be applied if the Contract Value is greater than the Guaranteed Minimum Accumulation Benefit amount on the last day of the Term.

The Guaranteed Minimum Accumulation Benefit amount is equal to 105% of your initial Purchase Payment including any Credit Enhancement and/or Bonus Credit (or Contract Value on the purchase date of this rider if the rider was purchased on a Contract Anniversary); plus 105% of any Purchase Payments (including any Credit Enhancements and/or Bonus Credits) made during the first three years of the Term; less any withdrawals of the Annual Withdrawal Amount under the Guaranteed Minimum Withdrawal Benefit; and less an adjustment for any withdrawals that exceed in whole or in part the Annual Withdrawal Amount for the Contract Year. The adjustment reduces the Guaranteed Minimum Accumulation Benefit amount by a percentage that is determined by dividing the excess withdrawal amount by Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

The Guaranteed Minimum Accumulation Benefit will terminate upon payment of any additional amount as described above or upon expiration of the Term without payment of an additional amount. This benefit may not be reinstated by Purchase Payments or reset after such termination.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit to an amount equal to Contract Value on the reset date; provided that Contract Value on that date is greater than the Remaining Benefit Amount. The Annual Withdrawal Amount will reset to 5% of Contract Value on the reset date, unless the current Annual Withdrawal Amount is greater, in which case the Annual Withdrawal Amount will remain the same. The reset election must be made as to all or none of the Remaining Benefit Amount, the Guaranteed Growth Death Benefit and the Guaranteed Minimum Accumulation Benefit. If you elect a reset, a new Term will begin for the

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Guaranteed Minimum Accumulation Benefit effective on the reset date. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.45%.

This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to $0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 79 or younger.

Because of the ten-year Term, if you are within ten years of your required beginning date for taking required minimum distributions under a Qualified Contract, you may not be able to receive the full value of the Guaranteed Minimum Accumulation Benefit. You should consult a tax adviser before resetting the Guaranteed Minimum Accumulation Benefit with a Qualified Contract.

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ADVISORDESIGNS® VARIABLE ANNUITY

SBL Variable Annuity Account XIV

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2012

Individual Flexible Purchase Payment Deferred
Variable Annuity Contract

Issued by
Security Benefit Life Insurance Company
One Security Benefit Place
Topeka, Kansas 66636-0001
1-800-888-2461

Mailing Address:
Security Benefit Life Insurance Company
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the AdvisorDesigns Variable Annuity dated May 1, 2012 , as it may be supplemented from time to time. A copy of the Prospectus may be obtained from the Company by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

V6922A	32-69227-01 201 2/05/01

Table of Contents

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General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), Security Benefit Life Insurance Company (”the Company”), and the SBL Variable Annuity Account XIV (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.85%, and the administration charge, which ranges from 0.25% to 0.60%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly dividend and the Company deducts the Excess Charge from this monthly dividend upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly dividend is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly dividend. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a dividend for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the dividend on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such dividend will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net dividend equal to:

1.	the amount of dividend per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first dividend following the Contract Date.

The net dividend will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.95%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.85%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross dividend of $0.025 per unit declared on December 31 (Record Date), the net dividend amount would be as follows:

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Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Dividend Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Dividend Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Dividend Amount		$ 120.75

The net dividend amount would be reinvested on the Reinvestment Date in Accumulation Units of the Oppenheimer Main Street Small- & Mid-Cap Fund®/VA Subaccount, as follows: $0.02415 (net dividend per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the dividend reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the dividend reinvestment.

After the Annuity Start Date, the Company will deduct a mortality and expense risk charge of 1.25% under Annuity Options 1 through 4, 7 and 8. This charge is factored into the annuity unit values on each Valuation Date. Monthly dividends are payable after the Annuity Start Date only with respect to Annuity Options 5 and 6.

Limits on Purchase Payments Paid
Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $ 17,000 for tax year 2012 . The $ 17 ,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch up contributions equal to $5,500 can be made to a 403(b) annuity during the 2012 tax year. The $5,500 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2012 is the lesser of (i) $ 50,000 , or (ii) 100% of the employee’s annual compensation.

Roth 403(b) — Elective contributions to a Roth 403(b) arrangement are not excludible from the taxable income of the employee. However, income earned on these contributions is free from federal income tax if distributed in a “qualifying distribution.” Roth 403(b) contributions are subject to the same contribution limits that apply to traditional 403(b) elective contributions-- $ 17,000 in 2012 with a $5,500 limit on catch up contributions on or after age 50, and a special additional limit of up to $3,000 (limits will be updated) for employees who have at least 15 years of service with a “qualified employer.” Furthermore, contributions made to a Roth 403(b) and a traditional 403(b) are aggregated for the purpose of these limits. For example, if an individual who is only eligible for the $ 17,000 elective contribution limit makes $8,000 in contributions to a Roth annuity contract, the individual can only make $ 9,000 in contributions to a traditional 403(b) contract in the same year.

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Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,000.

If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,000 or 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i)  $5,000 or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b)  $50,000 . Salary reduction contributions, if any, are subject to additional annual limits.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Rydex VT U.S. Government Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Rydex VT U.S. Government Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Rydex VT U.S. Government Money Market Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the Separate Account inception date of January 12, 2001, and reflect the deduction of the following charges: (1) the maximum mortality and expense risk and optional Rider charges of 3.10%; (2) the maximum administration charge of 0.60%; (3) the account administration charge of $30; and (4) the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge

5

of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return figures that reflect such charges and which date from the Separate Account inception date.

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in a Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010 , and for each of the three years in the period ended December 31, 2011 , and the financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2011 , and for each of the specified periods ended December 31, 2011 and 2010 , or for such portions of such periods as disclosed in the financial statements appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010 , and for each of the three years in the period ended December 31, 2011 and the financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2011 , and for each of the specified periods ended December 31, 2011 and 2010 , or for such portions of such periods as disclosed in the financial statements are set forth herein, following this section.

The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Consolidated Financial Statements

Security Benefit Life Insurance Company and Subsidiary
(An Indirect Wholly Owned Subsidiary of Guggenheim SBC Holdings, LLC)
Year Ended December 31, 2011, Periods From July 31, 2010
Through December 31, 2010, and January 1, 2010 Through
July 30, 2010 and Year Ended December 31, 2009
With Report of Independent Registered Public
Accounting Firm

Ernst & Young LLP

Security Benefit Life Insurance Company and Subsidiary

Consolidated Financial Statements

Year Ended December 31, 2011, Periods From July 31, 2010 Through
December 31, 2010, and January 1, 2010 Through July 30, 2010
and Year Ended December 31, 2009

Ernst & Young LLP One Kansas City Place Suite 2500 1200 Main Street Kansas City, Mo 64105-2143 Tel: + 1 816 474 5200 Fax: + 1 816 480 5555 www.ey.com

Report of Independent Registered Public Accounting Firm

The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and subsidiary (collectively, the Company), an indirect wholly owned subsidiary of Guggenheim SBC Holdings, LLC, as of December 31, 2011 and 2010, and the related consolidated statements of operations, changes in stockholder’s equity, and cash flows for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, and the year ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and subsidiary at December 31, 2011 and 2010, and the consolidated results of their operations and their cash flows for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

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As discussed in Note 1 to the consolidated financial statements, effective July 31, 2010, in response to the acquisition of the Company’s parent, the Company adjusted its historical accounting basis to reflect the change in control at July 31, 2010.

Also, as discussed in Note 1 to the consolidated financial statements, in response to new accounting standards, the Company changed its methods of accounting for embedded credit derivatives effective July 1, 2010, and other-than-temporary impairments effective January 1, 2009.

April 9, 2012
Kansas City, Missouri

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Security Benefit Life Insurance Company and Subsidiary

Consolidated Balance Sheets

	December 31
	2011	2010
	Successor	Successor
	(In Thousands,
	Except Share Amounts)
Investments:
Securities available for sale:
Bonds	$4,411,618	$3,696,561
Equities	85,783	88,380
Synthetic bonds	23,078	27,468
Notes receivable from affiliates	853,918	723,327
Bonds held to maturity	28,084	29,575
Mutual fund trading	1	3,988
Officer mortgage loans	7,404	8,274
Policy loans	98,622	106,187
Cash and cash equivalents	621,298	88,973
Restricted cash	15,932	46,176
Short-term investments	5,279	3,316
Other invested assets	111,429	89,651
Total investments	6,262,446	4,911,876

Accrued investment income	44,112	37,252
Accounts receivable	19,109	9,472
Deferred income tax asset	–	18,666
Reinsurance recoverable	531,224	530,467
Property and equipment, net	49,251	52,044
Deferred policy acquisition costs	92,162	5,292
Deferred sales inducement costs	86,828	–
Value of business acquired	44,405	53,792
Other intangible assets	2,858	2,958
Other assets	48,249	44,049
Separate account assets	4,121,064	4,862,960
Total assets	$11,301,708	$10,528,828

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	December 31
	2011	2010
	Successor	Successor
	(In Thousands,
	Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$6,249,986	$4,910,180
Policy and contract claims	2,542	4,338
Other policyholder funds	16,869	17,198
Accounts payable and accrued expenses	104,924	76,396
Income taxes payable	1,231	3,178
Deferred income tax liability	24,235	–
Long-term debt	122,535	121,239
Mortgage debt	34,413	36,597
Other liabilities	17,380	7,454
Separate account liabilities	4,121,064	4,862,960
Total liabilities	10,695,179	10,039,540

Stockholder’s equity:
Common stock, $10 par value, 1,000,000 shares authorized, 700,000 issued and outstanding	7,000	7,000
Additional paid-in capital	463,492	463,492
Accumulated other comprehensive income (loss)	42,015	(1,545)
Retained earnings	94,022	20,341
Total stockholder’s equity	606,529	489,288

Total liabilities and stockholder’s equity	$11,301,708	$10,528,828

See accompanying notes.

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Security Benefit Life Insurance Company and Subsidiary

Consolidated Statements of Operations
		July 31,	January 1,
	Year Ended	2010 Through	2010 Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Revenues:
Insurance premiums and other considerations	$444	$157	$207	$1,057
Asset-based fees	91,041	37,556	51,778	78,886
Other product charges	14,006	6,238	11,343	25,740
Net investment income	271,938	87,199	127,824	176,319
Net realized/unrealized gains (losses), excluding
impairment losses on available-for-sale securities	4,591	3,357	5,337	(1,994)
Total other-than-temporary impairment losses on
available-for-sale securities and other invested assets	(803)	(365)	(19,341)	(68,507)
Portion of impairment losses on available-for-sale
bonds recognized in other comprehensive income	–	6	4,588	21,157
Other revenues	27,000	10,325	12,757	38,235
Total revenues	408,217	144,473	194,493	270,893

Benefits and expenses:
Annuity benefits:
Interest credited to account balances	133,130	51,910	71,607	129,486
Benefits in excess of account balances	4,619	1,218	2,642	7,529
Traditional life insurance benefits	(777)	124	(2,299)	(808)
Other benefits	12,318	1,798	1,754	(11,130)
Total benefits	149,290	55,050	73,704	125,077

Commissions and other operating expenses	114,654	47,661	65,887	104,088
Amortization of deferred policy acquisition costs, deferred
sales inducement costs, and value of business acquired	6,536	3,405	35,562	43,531
Interest expense	15,559	6,679	8,485	17,367
Other expenses	554	798	414	187
Total benefits and expenses	286,593	113,593	184,052	290,250

Income (loss) before income tax expense	121,624	30,880	10,441	(19,357)
Income tax expense	22,943	10,539	8,472	5,056
Net income (loss)	$98,681	$20,341	$1,969	$(24,413)

See accompanying notes.

5

Security Benefit Life Insurance Company and Subsidiary

Consolidated Statements of Changes in Stockholder’s Equity
			Accumulated
		Additional	Other
	Common	Paid-In	Comprehensive	Retained
	Stock	Capital	Income (Loss)	Earnings	Total
	(In Thousands)
Predecessor
Balance at January 1, 2009	$7,000	$87,627	$(189,591)	$192,985	$98,021
Cumulative effect of change in
accounting for investment
impairments	–	–	(53,348)	82,075	28,727
Comprehensive income:
Net loss	–	–	–	(24,413)	(24,413)
Other comprehensive income, net	–	–	95,750	–	95,750
Comprehensive income					71,337
Dividends paid	–	–	–	(1,160)	(1,160)
Balance at December 31, 2009	7,000	87,627	(147,189)	249,487	196,925
Cumulative effect of change in
accounting for embedded
credit derivatives	–	–	10,153	(10,153)	–
Capital contribution from parent	–	340,000	–	–	340,000
Comprehensive income:
Net income	–	–	–	1,969	1,969
Other comprehensive income, net	–	–	59,181	–	59,181
Comprehensive income					61,150
Balance at July 30, 2010	7,000	427,627	(77,855)	241,303	598,075

Successor
Adjustments related to push
down of purchase price resulting
from change in control (restated)	–	35,865	77,855	(241,303)	(127,583)
Balance at July 31, 2010	7,000	463,492	–	–	470,492
Comprehensive income:
Net income	–	–	–	20,341	20,341
Other comprehensive loss, net	–	–	(1,545)	–	(1,545)
Comprehensive income					18,796
Balance at December 31, 2010	7,000	463,492	(1,545)	20,341	489,288
Comprehensive income:
Net income	–	–	–	98,681	98,681
Other comprehensive income, net	–	–	43,560	–	43,560
Comprehensive income					142,241
Dividends paid	–	–	–	(25,000)	(25,000)
Balance at December 31, 2011	$7,000	$463,492	$42,015	$94,022	$606,529

See accompanying notes.

6

Security Benefit Life Insurance Company and Subsidiary

Consolidated Statements of Cash Flows
		July 31,	January 1,
	Year Ended	2010 Through	2010 Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Operating activities
Net income (loss)	$98,681	$20,341	$1,969	$(24,413)
Adjustments to reconcile net income (loss) to net cash and
cash equivalents provided by operating activities:
Net realized/unrealized (gains) losses	(3,788)	(2,998)	9,416	49,344
Depreciation and amortization	3,611	1,684	2,365	4,289
Amortization of investment premiums and discounts	(36,523)	8,476	(7,326)	8,962
Annuity and interest-sensitive life products –
interest credited to account balances	133,130	51,910	71,607	129,486
Policy acquisition costs deferred	(91,082)	(6,429)	(11,448)	(19,750)
Amortization of deferred policy acquisition costs,
deferred sales inducement costs, and
value of business acquired	6,536	3,405	35,562	43,531
Sales inducement costs (deferred) charged back	(85,684)	–	236	33
Change in restricted cash	30,244	2,290	(14,266)	(26,814)
Net sales (purchases) of mutual funds, trading	3,692	(4,000)	(1)	–
Other changes in operating assets and liabilities	81,392	24,284	(4,703)	128,541
Net cash and cash equivalents provided by operating
activities	140,209	98,963	83,411	293,209

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	1,795,153	648,097	538,352	1,437,078
Synthetic bonds	5,460	–	–	–
Equity securities available for sale	114,455	8,583	32,058	14,838
Notes receivable from affiliates	50,000	20,000	–	–
Bonds held to maturity	997	198	436	22,174
Officer mortgage loans	1,070	1,017	1,825	1,896
Mortgage loans	3,907	–	–	–
Other invested assets	52,282	5,714	2,164	1,158
	2,023,324	683,609	574,835	1,477,144
Acquisitions of investments:
Bonds available for sale	(2,472,088)	(952,061)	(913,232)	(1,248,367)
Synthetic bonds	(4,949)	–	–	–
Equity securities available for sale	(166,858)	(11,396)	(10,740)	(31,843)
Bonds held to maturity	–	–	–	(26,195)
Note receivable	(25,000)	–	–	–
Officer mortgage loans	(200)	(160)	(210)	–
Mortgage loans	(3,907)	–	–	–
Other invested assets	(79,411)	(13,797)	(10,539)	(27,795)
	(2,752,413)	(977,414)	(934,721)	(1,334,200)

7

Security Benefit Life Insurance Company and Subsidiary

Consolidated Statements of Cash Flows

		July 31,	January 1,
	Year Ended	2010 Through	2010 Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
		(In Thousands)

Net purchases of property and equipment	$(718)	$(62)	$(139)	$(105)
Net (purchases) sales of short-term investments	(14,381)	(1,000)	67,681	(69,971)
Net decrease in policy loans	7,565	2,232	4,709	8,710
Net cash and cash equivalents (used in) provided by
investing activities	(736,623)	(292,635)	(287,635)	81,578

Financing activities
Payments on mortgage debt	(2,184)	(868)	(1,174)	(1,910)
Capital contribution from parent	–	–	340,000	–
Dividends paid	(25,000)	–	–	–
Deposits to annuity account balances	1,421,732	57,601	80,122	159,943
Withdrawals from annuity account balances	(265,809)	(116,190)	(171,367)	(438,022)
Net cash and cash equivalents provided by (used in)
financing activities	1,128,739	(59,457)	247,581	(279,989)

Increase (decrease) in cash and cash equivalents	532,325	(253,129)	43,357	94,798
Cash and cash equivalents at beginning of period	88,973	342,102	298,745	203,947
Cash and cash equivalents at end of period	$621,298	$88,973	$342,102	$298,745

Supplemental disclosures of cash flow information
Cash paid during the year for:
Interest	$13,857	$6,953	$7,409	$17,349

Income taxes	$4,463	$13,994	$1,597	$2,609

Supplemental disclosures of non-cash information
The Company transferred to an affiliate certain assets in exchange for new intercompany promissory notes. The transfers are as follows:

Assets transferred in:
Notes receivable from affiliates	$158,679	$–	$–	$–

Assets transferred out:
Securities available for sale:
Bonds	$51,770	$–	$–	$–
Equities	55,188	–	–	–
Short-term investments	12,500	–	–	–
Other invested assets	35,729	–	–	–
Accrued investment income	3,492	–	–	–
Total assets transferred out	$158,679	$–	$–	$–

See accompanying notes.

8

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements

December 31, 2011

1. Nature of Operations and Significant Accounting Policies

Nature of Operations

The operations of Security Benefit Life Insurance Company (SBL), together with its subsidiary, Security Distributors, Inc. (SDI) (referred to herein, collectively, as the Company), consist primarily of marketing and distributing annuities, life insurance, and related products throughout the United States. The Company offers a diversified portfolio of investment products consisting primarily of individual and group annuities and mutual fund products through multiple distribution channels. SDI is registered as a broker-dealer with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority (FINRA).

SBL converted from a mutual life insurance company to a stock life insurance company under a mutual holding company structure on July 31, 1998, pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corporation (SBC), a Kansas- domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas-domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owned, through its ownership of SBC, all of the issued and outstanding common stock of the Company.

On February 15, 2010, SBMHC entered into a purchase and sale agreement with Guggenheim SBC Holdings, LLC (GSBCH) to sell all of the outstanding capital stock of SBC. Effective July 30, 2010, SBC was sold to GSBCH, referred to herein as the “Transaction” (see Note 12). At the time of the Transaction, SBMHC was demutualized and then dissolved.

Basis of Presentation

The consolidated financial statements prior to the closing of the Transaction reflect the historical accounting basis in the Company’s assets and liabilities and are labeled “Predecessor.” The statements subsequent to the Transaction are labeled “Successor” and reflect adjusting the Company’s historical accounting basis to reflect the change in control based upon the allocated purchase price by SBC at the Transaction date in the consolidated financial statements.

The consolidated financial statements for the year ended December 31, 2011, the periods July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, include the operations and accounts of SBL and its subsidiary, SDI.

9

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Significant intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. For example, significant estimates and assumptions are used in the valuation of investments; valuation of derivative financial instruments; determination of other-than-temporary impairments of investments; amortization of deferred policy acquisition costs, deferred sales inducement costs, and value of business acquired; calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its consolidated financial statements are reasonable and prudent. However, actual results could differ from those estimates.

Accounting Changes

In April 2009, the Financial Accounting Standards Board (FASB) issued FASB Staff Position (FSP) FAS 115-2 and FAS 124-2, Recognition and Presentation of Other-Than-Temporary Impairments, which was subsequently incorporated into FASB Accounting Standards Codification (ASC) Subtopic 320-10, Investments – Debt and Equity Securities – Overall. This new guidance relates to the recognition and presentation of other-than-temporary impairments (OTTIs) and requires additional disclosures. The recognition guidance applies to debt securities classified as available for sale and held to maturity. The presentation and disclosure guidance applies to debt and equity securities. The guidance requires an entity to bifurcate any OTTI on debt securities between credit and non-credit impairments and establishes the accounting treatment for each aspect, in current and subsequent periods. A cumulative effect adjustment was required to the opening balance of retained earnings in the period of adoption with a corresponding adjustment to accumulated other comprehensive income (loss). This guidance became effective for financial statements issued for interim and annual periods ending after June 15, 2009. The Company has adopted this guidance effective January 1, 2009. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net increase of $82,075,000 to retained earnings and corresponding net decrease of $53,348,000 to accumulated other comprehensive income (loss). The required disclosures are provided in Note 2.

10

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In June 2009, the FASB issued Statement of Financial Accounting Standards (SFAS) No. 167, Amendment to FASB Interpretation No. 46(R), which was subsequently incorporated into ASC Topic 810-10-05, Consolidation – Overall – Variable Interest Entities. The new guidance improves the financial reporting by enterprises involved with variable interest entities (VIEs). This guidance changes the approach to determining a VIE’s primary beneficiary and requires companies to continuously reassess whether investments in VIEs must be consolidated. This guidance was effective January 1, 2010. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In August 2009, the FASB issued Accounting Standards Update (ASU) 2009-05, Fair Value Measurements and Disclosures (Topic 820), Measuring Liabilities at Fair Value, to provide additional guidance on measuring the fair value of liabilities. The update provides clarification when a quoted price in an active market for the identical liability is not available. ASU 2009-05 clarifies that the quoted price for the identical liability, when traded as an asset in an active market, is also a Level 1 measurement for that liability when no adjustment to the quoted price is required. In the absence of a quoted price in an active market, an entity must use one or more of the following valuation techniques to estimate fair value: (1) a valuation technique that uses a quoted price: (a) of an identical liability when traded as an asset or (b) of a similar liability when traded as an asset or (2) another valuation technique such as (a) a present value technique or (b) a technique based on the amount an entity would pay to transfer the identical liability or would receive to enter into an identical liability. The guidance is effective for the first reporting period beginning after issuance, which for the Company is January 1, 2010. The Company adopted the guidance, and the adoption did not have a material impact on the consolidated financial statements.

11

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In January 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value, which requires new disclosures related to fair value measurements and clarifies existing disclosure requirements about the level of disaggregation, inputs, and valuation techniques. Specifically, reporting entities now must disclose separately the amounts of significant transfers into and out of Level 1 and Level 2 fair value measurements and describe the reasons for the transfers. In addition, in the reconciliation for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances, and settlements. The guidance clarifies that a reporting entity needs to use judgment in determining the appropriate classes of assets and liabilities for disclosure of fair value measurement, considering the level of disaggregated information required by other applicable GAAP guidance, and should also provide disclosures about the valuation techniques and inputs used to measure fair value for each class of assets and liabilities. The Company adopted this guidance as of January 1, 2010, except for the disclosures about purchases, sales, issuances, and settlements in the reconciliation for Level 3 fair value measurements, which the Company adopted as of January 1, 2011. The adoption of this guidance did not have a material impact on the consolidated financial statements.

In March 2010, the FASB issued ASU 2010-11, Scope Exception Related to Embedded Credit Derivatives, which amends and clarifies the guidance on evaluation of credit derivatives embedded in beneficial interests in securitized financial assets, including asset-backed securities, credit-linked notes, collateralized loan obligations, and collateralized debt obligations. This guidance eliminates the scope exception for bifurcation of embedded credit derivatives in interests in securitized financial assets, unless they are created solely by subordination of one financial instrument to another. This guidance is effective for financial statements for the first quarter beginning after June 15, 2010, which for the Company is July 1, 2010. The cumulative effect from the change in the accounting principle from adopting this guidance resulted in a net decrease of $10,153,000 to retained earnings and corresponding net increase of $10,153,000 to accumulated other comprehensive income (loss). The required disclosures are provided in Note 2.

In April 2010, the FASB issued ASU 2010-15, How Investments Held Through Separate Accounts Affect an Insurer’s Consolidation Analysis of Those Investments, clarifying that investments held within the separate accounts of an insurance entity should not be combined with the insurer’s general account interest in the same investments when determining whether consolidation is required, unless the separate account interests are held for the benefit of a related party. This guidance is effective for financial statements for periods that begin after December 15, 2010, which the Company adopted on January 1, 2011. The adoption of this guidance did not have a material impact on the consolidated financial statements.

12

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In September 2010, the FASB issued ASU 2010-26, Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts. The guidance clarifies the types of costs incurred by an insurance entity that can be capitalized in the acquisition of insurance contracts. Only those costs incurred which result directly from and are essential to the successful acquisition of new or renewal insurance contracts may be capitalized. Incremental costs related to unsuccessful attempts to acquire insurance contracts must be expensed as incurred. This guidance will be effective for fiscal years beginning after December 15, 2011, with early adoption permitted, and companies may choose to apply the new guidance either prospectively or retroactively. The Company has decided to adopt this new guidance on a prospective basis and is currently evaluating the impact of the adoption to the Company’s consolidated financial statements.

In April 2011, the FASB issued ASU 2011-02, Receivables (Topic 310): A Creditor’s Determination of Whether a Restructuring is a Troubled Debt Restructuring, authoritative guidance which clarifies when creditors should classify a loan modification as a troubled debt restructuring (TDR). A TDR occurs when a creditor grants a concession to a debtor experiencing financial difficulties. Loans denoted as a TDR are considered impaired and are specifically reserved for when calculating the allowance for credit losses. This guidance also ends the indefinite deferral issued in January 2011 surrounding new disclosures on loans classified as a TDR required as part of the credit quality disclosures guidance issued in July 2010. This guidance is effective for annual periods ending on or after December 15, 2012, which for the Company is December 31, 2012. The adoption is not expected to have a material impact on the consolidated financial statements.

Also in April 2011, the FASB issued ASU 2011-03, Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements, authoritative guidance that modifies the criteria for determining when repurchase agreements would be accounted for as secured borrowings as opposed to sales. The guidance is effective for the first interim or annual period beginning on or after December 15, 2011, which for the Company is January 1, 2012. The adoption is not expected to have a material impact on the consolidated financial statements.

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15, 2011, which for the Company is January 1, 2012. The adoption is not expected to have a material impact on the consolidated financial statements.

13

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

In June 2011, the FASB issued ASU 2011-05, Comprehensive Income (Topic 220): Presentation of Comprehensive Income, authoritative guidance that changes the presentation of comprehensive income in the financial statements. The new guidance eliminates the presentation options contained in current guidance and instead requires entities to report components of comprehensive income in either a continuous statement of comprehensive income or two separate but consecutive statements that show the components of net income and other comprehensive income, including adjustments for items that are reclassified from other comprehensive income to net income. The guidance does not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. This guidance is effective for fiscal years ending on or after December 15, 2012, which for the Company is December 31, 2012. The adoption of this guidance is not expected to have a material impact on the consolidated financial statements.

In December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, authoritative guidance to defer certain provisions included in ASU 2011-05. This guidance defers only those changes in ASU 2011-05 that relate to the presentation of reclassification adjustments to allow FASB time to redeliberate whether to present on the face of the financial statements the effects of reclassification out of accumulated other comprehensive income for all periods presented. This guidance is effective for annual periods ending on or after December 15, 2012, which for the Company is effective December 31, 2012. The adoption is not expected to have a material impact on the consolidated financial statements.

14

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Bonds classified as held to maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the effective interest rate method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available for sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of adjustments related to deferred policy acquisition costs and applicable income taxes. The adjustment related to deferred policy acquisition costs represents the increase from using a discount rate that would have been required if such unrealized gains or losses had been realized. If it is determined that a decline in fair value is other than temporary, unrealized losses are generally bifurcated between credit- and non-credit-related impairments. Credit-related impairments are recognized in earnings, while non-credit-related impairments are reported as a component of accumulated other comprehensive income.

The Company holds certain bonds classified as available for sale, which have the embedded credit derivative features. Prior to July 1, 2010, these securities were treated as available-for-sale securities. Effective July 1, 2010, the embedded credit derivative feature of the securities related to the written credit default swaps are required to be bifurcated or the fair value option for the entire instrument may be elected. The Company has elected to utilize the fair value option for the entire instrument, with the changes in fair value being recognized through realized gains (losses) in the consolidated statements of operations.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss, net of applicable income taxes. The cost of equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in the consolidated statements of operations.

15

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Mutual funds include affiliated and non-affiliated mutual funds and seed money investments. A portion of the mutual fund investments is purchased to generate returns for certain liabilities. Mutual funds are classified as trading and carried at fair value, with changes in fair value reported in the consolidated statements of operations as a component of net realized/unrealized capital gains (losses).

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition to net realized capital gains and losses, unrealized capital gains and losses related to trading securities, OTTIs, and market value changes in certain seed money investments are reported in the consolidated statements of operations.

The Company has entered into bridge loans to provide a short-term loan facility utilized by the borrower until permanent financing can be secured or an existing obligation or project is completed. The Company is obligated to fund the loans only upon request from the borrower and receives a commitment fee on the maturity date for providing the loan facility. The Company has also entered into revolver agreements, which are lines of credit where the borrower is allowed to use the funds as needed and are most often used for operating purposes. The Company receives a commitment fee for providing the line of credit to the borrower. If a portion of a bridge loan or revolver is funded, the Company will receive interest on the amount funded.

Officer mortgage loans are reported at amortized cost.

Policy loans are reported at unpaid principal.

Investments in joint ventures and partnerships are reported in other invested assets and are generally accounted for using the equity method. In applying the equity method, the Company records its share of income or loss reported by equity investees. Total assets of these unconsolidated entities amounted to $97.7 million and $89.5 million at December 31, 2011 and 2010, respectively. The Company’s share of current period net income (loss) of the unconsolidated entities included in net investment income is $38.9 million for the year ended December 31, 2011; $3.9 million and $6.9 million for the periods from July 31, 2010 through December 31, 2010 and January 1, 2010 through July 30, 2010, respectively; and $(5.4) million for the year ended December 31, 2009.

16

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The Company has investments in limited partnerships that are reviewed to determine if they are VIEs under ASC Topic 810, Consolidation. The limited partnerships are primarily entities formed for the purpose of purchasing private equity and fixed income securities. Financing for the entities is primarily accomplished through limited partnership contributions. The Company is a limited partner with no voting rights in the limited partnerships. Certain limited partnerships have been determined to be VIEs, but in each case, the Company has determined it is not the primary beneficiary. The determination was based on the conclusion that the Company does not have the power to direct the activities of the VIEs that most significantly impact the entities’ economic performance nor does the Company have the obligation to absorb losses or the right to receive benefits of the VIE that could be significant to the Company. Except for amounts contractually required, the Company did not provide any further financial or other support to the VIEs.

The Company’s maximum exposure to loss is based on additional commitments made to limited partnerships. The Company’s carrying amount of its investment in VIEs reported in other invested assets on the consolidated balance sheets as of December 31, 2011, was $68.5 million compared to its maximum exposure to loss of $73.0 million.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Restricted Cash

Restricted cash consists of cash pledged by the Company as collateral to a financial institution, cash restricted to distribution to the policyholders as a result of the Transaction, and cash held in accordance with the SEC regulations for exclusive benefit of the Company’s clients. All restricted cash has been segregated from the Company’s operating cash accounts.

17

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Derivatives

The Company hedges exposures to interest rate risk and equity market risk by entering into derivative financial instruments. All of the derivative financial instruments are recognized as an asset or liability in the consolidated balance sheets at estimated fair value. For derivative instruments not designated as hedging instruments but that are economic hedges, the gain or loss is recognized in net income during the period of change.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under ASC 815, Derivatives and Hedging (ASC 815). Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. When the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host instrument for measurement purposes. Embedded derivatives which are reported with the host instrument in the consolidated balance sheets in policy reserves and annuity account values are reported at fair value with changes in fair value recognized in the consolidated statements of operations.

Deferred Policy Acquisition Costs

To the extent recoverable from future policy revenues and gross profits, commissions and other policy issuance, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Sales inducements such as premium or interest bonuses are not included in deferred policy acquisition costs but are included in deferred sales inducement costs in the consolidated balance sheets. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 10.5% for the years 2012 through 2016 and 8.5% thereafter), mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of accumulated other comprehensive income or loss, net of applicable income taxes.

18

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverages by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

Deferred Sales Inducement Costs

Deferred sales inducement costs consist of bonus interest credits and premium credits added to certain annuity contract values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize deferred policy acquisition costs.

Deferred Selling Commissions

The Company defers certain costs, principally sales commissions, paid to broker-dealers in connection with the sale of certain variable annuity products with distribution fees and contingent deferred sales charges. These deferred selling commissions are amortized based on the revenue stream of contingent deferred sales charges.

Effective October 16, 2009, Rydex Distributors, LLC (RDLLC), an affiliate of the Company, became the distributor of certain affiliated mutual funds formerly distributed by the Company. The deferred costs related to these mutual funds in the amount of $1,869,000, along with associated deferred income taxes of $708,000, were distributed to SBC and subsequently from SBC to RDLLC on December 28, 2009, in a non-cash transaction. As a result of this distribution, RDLLC will receive the benefit of the revenue stream from all shares previously sold, as well as revenue from all future sales of affiliated mutual funds. RDLLC will also assume certain costs formerly borne by the Company, principally sales commissions paid to broker-dealers in connection with the sale of those affiliated mutual funds.

19

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Value of Business Acquired

Value of business acquired (VOBA) is an asset that reflects the present value of estimated net cash flows embedded in the insurance contracts that existed at the time of the change in control. VOBA is amortized in a similar manner to the amortization of deferred policy acquisition costs.

Intangible Assets

In accordance with ASC Topic 350, Intangibles – Goodwill and Other, intangible assets meeting certain criteria are recognized apart from goodwill. This guidance prohibits the amortization of intangible assets with indefinite useful lives. Intangible assets with finite lives are amortized over their estimated useful lives. In addition, the Company assesses whether its indefinite-lived intangible assets are impaired at least annually based on an evaluation of projected cash flows. If impairment exists, the amount of such impairment is calculated based on the estimated fair value of the assets.

Property and Equipment

Property and equipment, including home office real estate, furniture and fixtures, and data processing equipment and certain related systems, are recorded at cost less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets, which is 3 to 39 years.

20

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

The following is a summary of property and equipment at cost less accumulated depreciation as of December 31:

	2011	2010
	Successor	Successor
	(In Thousands)

Land	$5,630	$5,630
Land improvements	175	–
Building	44,453	44,409
Furniture	1,912	1,908
Data processing equipment	254	42
Computer software	1,967	1,773
Other	168	78
	54,559	53,840
Less accumulated depreciation	5,308	1,796
	$49,251	$52,044

The Company leases a portion of its office facility to the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017, with written notice at least two years in advance by either party. Certain operating expenses of the premises are the responsibility of FHLB, while others are reimbursed to the Company. Expected future minimum rents to be received from FHLB at December 31, 2011, related to the non-cancelable portion of the lease are $955,000 annually for years 2012 through 2016 and $398,000 thereafter.

21

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Business-Owned Life Insurance

The Company has invested in business-owned life insurance. The investment is carried in other assets at net policy value of $20,510,000 and $20,600,000 at December 31, 2011 and 2010, respectively, with the change in value recorded in other revenue of $690,000 for the year ended December 31, 2011; $338,000 and $105,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively; and $2,788,000 for the year ended December 31, 2009. In June 2008, a $56,000,000 loan was taken out against the policy. Interest expense of $2,853,000 related to the policy loan was paid in 2009. The loan had a variable interest rate that was reset annually at the policy anniversary date of November 21. In October 2009, the loan was converted to a withdrawal of basis, leaving an outstanding principal loan amount of zero as of December 31, 2009.

Separate Accounts

The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the consolidated statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment earnings in the accompanying consolidated statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

The Company also issues variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum accumulation benefit (GMAB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. As discussed in Note 3, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each guaranteed living benefit (GLB) feature.

22

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

Liabilities for future policy benefits for interest-sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.25% to 10% during 2011, from 1% to 10% during 2010, and from 1.4% to 10% during 2009.

Policy reserves and annuity account values also include funding agreements of $1.3 billion at December 31, 2011 and 2010, which are classified as investment-type contracts. These liabilities consist of floating interest rate and fixed interest rate contracts. These agreements have call provisions that allow the holder of the debt the right to call the outstanding principal and interest if certain adverse conditions occur.

During 2011, the Company began offering a fixed index annuity product with returns linked to the performance of the S&P 500®. Policy reserves for index annuities are equal to the sum of the fair value of the embedded index options, the host (or guaranteed) components of the index account, and the fixed account accumulated with interest without reduction for potential surrender charges. The host value is established at inception of the contract and accreted over the policy’s life at a constant rate of interest. Fair value of the index options are calculated using discounted cash flow valuation techniques based on current interest rates adjusted to reflect the Company’s credit risk and an additional provision for adverse deviation. The fixed index annuity product also offers a guaranteed lifetime withdrawal benefit (GLWB) feature. The GLWB guarantee is accounted for as a benefit reserve.

23

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s consolidated statements of operations as a component of income tax expense, is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets when there is uncertainty in the ability to realize their benefits.

Recognition of Revenues

Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the mortality and expense risk charges, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Commissions, support, and distribution fees include point-of-sale fees (e.g., front-load mutual fund or variable annuity fees) and asset-based fees (e.g., 12b-1 fees) that are generally based on a contractual fee as a percentage of assets and recognized when earned, which is generally upon receipt. In addition, distribution fees also include fees received under marketing support arrangements for sales of mutual funds of other companies. These fees are accrued and paid on a monthly basis based on contractual agreements. Revenue-sharing fees represent amounts accrued under agreements with both affiliated and unaffiliated mutual funds that are in underlying variable annuities.

The Company evaluates the need for an allowance for accounts receivable that it believes it will not collect in full. There was no allowance for doubtful accounts at December 31, 2011 or 2010.

Reclassifications

Certain amounts appearing in the prior years’ consolidated financial statements have been reclassified to conform to the current year’s presentation.

24

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, OTTIs in other comprehensive income (OCI), and fair values of the Company’s portfolio of bonds and equity securities available for sale and bonds held to maturity at December 31, 2011 and 2010, is as follows:

	December 31, 2011 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
	(In Thousands)
Available for sale
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$17,226	$666	$–	$–	$17,892
Obligations of government-sponsored enterprises	134,524	2,015	–	–	136,539
Corporate	1,330,121	32,363	30,241	–	1,332,243
Obligations of foreign governments	25,934	569	81	–	26,422
Municipal obligations	228,852	17,082	73	–	245,861
Commercial mortgage-backed	246,727	8,154	1,139	–	253,742
Residential mortgage-backed	873,548	26,719	1,015	–	899,252
Other mortgage-backed	453,375	8,478	177	–	461,676
Collateralized debt obligations	40,686	7,943	753	–	47,876
Other debt obligations	992,643	20,154	22,682	–	990,115
Total bonds	$4,343,636	$124,143	$56,161	$–	$4,411,618

Equity securities:
Financial	$10,353	$226	$295	$–	$10,284
Fund	6,136	–	993	–	5,143
Technology	4,026	–	238	–	3,788
Transportation	1	–	–	–	1
Government	66,567	–	–	–	66,567
Total equity securities	$87,083	$226	$1,526	$–	$85,783

Held to maturity
Bonds:
Corporate	$16,641	$156	$11	$–	$16,786
Other debt obligations	11,443	517	–	–	11,960
Total held to maturity	$28,084	$673	$11	$–	$28,746

25

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2010 (Successor)
		Gross	Gross
	Amortized	Unrealized	Unrealized	OTTIs	Fair
	Cost	Gains	Losses	in OCI	Value
	(In Thousands)
Available for sale
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	$21,405	$15	$304	$–	$21,116
Obligations of government-sponsored enterprises	291,202	15	9,209	–	282,008
Corporate	948,595	9,855	8,243	–	950,207
Obligations of foreign governments	9,044	1	109	–	8,936
Municipal obligations	125,057	802	3,867	–	121,992
Commercial mortgage-backed	340,161	5,893	1,349	–	344,705
Residential mortgage-backed	1,123,397	3,719	17,688	6	1,109,422
Other mortgage-backed	73,106	165	2,335	–	70,936
Collateralized debt obligations	40,240	5,584	168	–	45,656
Other debt obligations	727,540	25,070	11,027	–	741,583
Total bonds	$3,699,747	$51,119	$54,299	$6	$3,696,561

Equity securities:
Financial	$9,562	$35	$82	$–	$9,515
Fund	7,201	237	–	–	7,438
Technology	5,228	–	475	–	4,753
Transportation	1	–	–	–	1
Government	66,673	–	–	–	66,673
Total equity securities	$88,665	$272	$557	$–	$88,380

Held to maturity
Bonds:
Corporate	$18,276	$3	$123	$–	$18,156
Other debt obligations	11,299	–	411	–	10,888
Total held to maturity	$29,575	$3	$534	$–	$29,044

26

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The amortized cost and fair value of bonds at December 31, 2011, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Available for Sale		Held to Maturity
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(In Thousands)

Due in one year or less	$13,508	$13,576	$–	$–
Due after one year through five years	351,042	348,788	10,959	10,948
Due after five years through ten years	693,884	696,648	5,682	5,838
Due after ten years	678,223	699,945	–	–
Mortgage-backed securities and other asset-backed securities	2,606,979	2,652,661	11,443	11,960
	$4,343,636	$4,411,618	$28,084	$28,746

27

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

For bonds and equity securities with unrealized losses as of December 31, 2011 and 2010, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2011 (Successor)
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$–	$–	$–	$–	$–	$–
Obligations of government-sponsored enterprises	–	–	–	–	–	–
Corporate	346,735	17,578	170,743	12,663	517,478	30,241
Obligations of foreign governments	4,690	37	2,019	44	6,709	81
Municipal obligations	2,161	73	–	–	2,161	73
Commercial mortgage-backed	18,357	570	11,594	569	29,951	1,139
Residential mortgage-backed	72,507	1,004	4,916	11	77,423	1,015
Other mortgage-backed	3,161	18	21,151	159	24,312	177
Collateralized debt obligations	9,199	575	1,263	178	10,462	753
Other debt obligations	427,331	8,819	244,909	13,863	672,240	22,682
Total bonds, available for sale	$884,141	$28,674	$456,595	$27,487	$1,340,736	$56,161

Total equity securities available for sale	$6,137	$993	$5,965	$533	$12,102	$1,526

Total bonds held to maturity	$–	$–	$1,410	$11	$1,410	$11

28

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

	December 31, 2010 (Successor)
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Bonds, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$14,269	$304	$–	$–	$14,269	$304
Obligations of government-sponsored enterprises	269,409	9,209	–	–	269,409	9,209
Corporate	505,100	8,243	–	–	505,100	8,243
Obligations of foreign governments	8,877	109	–	–	8,877	109
Municipal obligations	104,917	3,867	–	–	104,917	3,867
Commercial mortgage-backed	67,447	1,349	–	–	67,447	1,349
Residential mortgage-backed	797,617	17,688	–	–	797,617	17,688
Other mortgage-backed	61,207	2,335	–	–	61,207	2,335
Collateralized debt obligations	3,104	168	–	–	3,104	168
Other debt obligations	354,892	11,027	–	–	354,892	11,027
Total bonds, available for sale	$2,186,839	$54,299	$–	$–	$2,186,839	$54,299

Total equity securities available for sale	$12,308	$557	$–	$–	$12,308	$557

Total bonds held to maturity	$19,711	$534	$–	$–	$19,711	$534

29

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

As of December 31, 2011, the Company held $1,341 million in available-for-sale fixed maturity securities with unrealized losses of $56 million. The Company’s portfolio consists of fixed maturity securities where 90% are investment grade (rated AAA through BBB-). For those securities that have been in a loss position for less than 12 months, the Company’s portfolio holds 450 securities with a carrying value of $885 million and unrealized losses of $29 million. Of this portfolio, 91% were investment grade (rated AAA through BBB-) at December 31, 2011. For those securities that have been in a continuous loss position greater than or equal to 12 months, the Company’s portfolio holds 120 securities with a carrying value of $457 million and unrealized losses of $27 million. Of this portfolio, 86% were investment grade (rated AAA through BBB-) at December 31, 2011. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2011.

As of December 31, 2010, the Company held $2,187 million in available-for-sale fixed maturity securities with unrealized losses of $54 million. The Company’s portfolio consisted of fixed maturity securities where 95% are investment grade (rated AAA through BBB-). For those securities that were in a loss position for less than 12 months, the Company’s portfolio held 1,102 securities with a carrying value of $2,187 million and unrealized losses of $54 million. Of this portfolio, 95% were investment grade (rated AAA through BBB-) at December 31, 2010. The losses on these securities can primarily be attributed to weakness in overall economic activity and a softening in credit markets. The Company does not believe any of the unrealized losses represent OTTIs at December 31, 2010.

30

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The Company closely monitors those securities where impairment concerns may exist. The Company considers relevant facts and circumstances in evaluating whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and in the case of equity securities, the Company’s ability and intent to hold the security to maturity or until it recovers in value; and (4) in the evaluation of the potential impairment of asset-backed securities, several factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. With respect to equity securities, the Company considers in its other-than-temporary impairment analysis its intent and ability to hold a particular equity security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost. Based upon this evaluation, it was determined that the Company has the ability and intent to hold these investments until a recovery of fair value. To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between amortized cost and fair value is charged to earnings. The Company recognizes an other-than-temporary impairment of the difference between amortized cost and fair value for debt securities in net income if the Company intends to sell the security or it is more likely than not the Company will be required to sell the security before the recovery of the amortized cost basis. For debt securities that the Company does not expect to recover the amortized cost basis, does not plan to sell, and it is not more likely than not that the Company would be required to sell the security before recovery of the amortized cost basis, the other-than-temporary impairment is bifurcated. The credit portion of the loss is recognized in net income, and the non-credit portion is recognized in OCI.

31

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The credit loss component of a debt security impairment is estimated as the difference between amortized cost and the present value of the expected cash flows of the security. The methodology and assumptions for establishing the best estimate cash flows vary depending on the type of security. For fixed rate securities, the present value is determined using the best estimate cash flows discounted at the effective interest rate implicit to the security just prior to impairment. For variable rate securities, the present value is determined using the best estimate cash flows discounted at the variable rate that exists as of the date the cash flow estimate is made. The asset-backed securities cash flow estimates are based on bond-specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity, prepayment speeds, and structural support, including subordination and guarantees.

An analysis of the credit losses recognized in earnings where a portion of the other-than-temporary impairment was recognized in OCI is as follows:

	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$(84)	$–	$(84,171)	$(89,602)
Credit losses for which an other-than-temporary impairment was not previously recognized	(491)	(84)	(143)	(10,908)
Reduction for securities sold during the period or intended to be sold	82	–	28,106	16,764
Additional credit loss impairments on securities previously impaired	(4)	–	(12,669)	(425)
Reduction for securities adjusted for the adoption of the embedded credit derivative standard	–	–	5,447	–
Balance at end of period	$(497)	$(84)	$(63,430)	$(84,171)

32

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows:

	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Interest on bonds	$207,256	$68,603	$99,745	$155,026
Interest on intercompany notes	20,928	13,983	20,110	27,676
Dividends on equity securities	3,145	1,417	1,612	2,010
Dividends on mutual funds	374	–	–	–
Interest on mortgage loans	421	154	244	511
Interest on policy loans	4,726	2,083	3,058	5,519
Interest on short-term investments	2,953	1,087	194	1,022
Other	41,909	4,630	7,297	(7,531)
Total investment income	281,712	91,957	132,260	184,233

Less investment expenses	9,774	4,758	4,436	7,914
Net investment income	$271,938	$87,199	$127,824	$176,319

33

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Proceeds from sales of bonds and equity securities available for sale and realized gains and losses on bonds are as follows:

	Year Ended	July 31, 2010 Through	January 1, 2010 Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Proceeds from sales	$1,096,595	$326,141	$243,455	$992,285
Gross realized gains	14,955	3,232	11,541	24,901
Gross realized losses	1,836	2,952	4,596	13,381

During 2011 and 2010, the Company did not sell or transfer any held-to-maturity securities.

34

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of associated amortization of deferred policy acquisition costs and VOBA consist of the following:

	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)
Realized gains (losses):
Bonds	$13,060	$(125)	$4,378	$11,558
Equity securities	59	400	2,567	(38)
Other invested assets	(4)	–	–	–
Other	–	–	(30)	–
Total realized gains	13,115	275	6,915	11,520

Impairments:
OTTI of available-for-sale bonds	(495)	(253)	(17,781)	(68,507)
Portion of OTTIs recognized in OCI	–	6	4,588	21,157
OTTI of other invested assets	(308)	(112)	(1,560)	–
Total impairments	(803)	(359)	(14,753)	(47,350)

Holding (losses) gains:
Synthetic bonds	(3,879)	3,153	694	–
Call options	(4,372)	–	–	–
Mutual funds – affiliated	116	31	–	–
Mutual funds – other than trading	590	(44)	(56)	(125)
Total holding (losses) gains	(7,545)	3,140	638	(125)
	4,767	3,056	(7,200)	(35,955)
Related impact on deferred policy acquisition costs and VOBA	(979)	(58)	(2,216)	(13,389)
Net realized/unrealized gains (losses)	$3,788	$2,998	$(9,416)	$(49,344)

35

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

There were no outstanding agreements to sell securities at December 31, 2011 or 2010.

At December 31, 2011, the Company had securities and cash pledged with a market value of approximately $1.4 billion, as collateral in relation to its structured institutional products, for the line of credit with FHLB (see Note 16) and the home office building (see Note 17).

At December 31, 2011, available-for-sale bonds with a carrying amount of $4.3 million were held in joint custody with the various state insurance departments to comply with statutory regulations.

Repurchase Agreements

The Company engages in reverse repurchase agreements to increase its return on investments and improve liquidity. Under reverse repurchase agreements, the Company purchases securities and agrees to sell substantially the same securities as those purchased. The Company’s policy requires that, at all times during the term of the reverse repurchase agreement, cash or other collateral types provided is sufficient to allow the counterparty to fund substantially all of the cost of purchasing replacement assets. As of December 31, 2011, the Company had $326,011,000 in reverse repurchase agreements. The Company did not have any reverse repurchase agreements as of December 31, 2010.

The Company also enters into repurchase agreements, whereby the Company borrows cash from a counterparty at an agreed-upon interest rate for an agreed-upon time frame and pledges collateral in the form of securities. At the end of the agreement, the Company repays the loan amount along with the additional agreed-upon interest, and the securities pledged are released from collateral. The Company’s policy requires that, at all times during the term of the repurchase agreement, cash or other collateral types provided is sufficient to fund substantially all of the cost of purchasing replacement assets. The carrying value of the securities pledged for the repurchase agreements was $66,775,000 as of December 31, 2011. The repurchase obligation, including accrued interest, related to the repurchase agreements was $66,787,000 as of December 31, 2011, and is included in accounts payable and accrued expenses in the consolidated balance sheets. The Company did not have any repurchase agreements as of December 31, 2010.

36

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

2. Investments (continued)

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company’s exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments. The Company believes the counterparties to the repurchase and reverse repurchase agreements are financially responsible and the counterparty risk is minimal as of December 31, 2011.

3. Derivative Instruments

The Company’s overall risk management strategy includes the use of derivative financial instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk and equity market risk associated with assets held and liabilities incurred or expected to be incurred. Derivative instruments are also used to change the characteristics of the Company’s asset/liability mix to be consistent with the Company’s risk management strategy. The Company’s risk of loss exposure is typically limited to the fair value of the derivative financial instruments and not the notional or contractual amounts of the derivatives.

The Company recognizes all derivative financial instruments, such as interest rate swaps, call options, and embedded derivatives, in the consolidated financial statements at fair value with appropriate adjustments to fair value for counterparty nonperformance risk, regardless of the purpose or intent for holding the instrument.

The Company purchases call options to manage the equity risk associated with products in which the interest credited is tied to an external equity index. The call options are measured at fair value with the mark-to-market generally offsetting the change in the value of the embedded derivative within the product. These call options are highly correlated to the portfolio allocations of the policyholders, such that the Company is economically hedged with respect to equity returns for the current reset period.

37

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The Company sells fixed deferred annuity contracts which guarantee the return of principal to the policyholder and credit interest based on a percentage of the gain in a specified market index. Most of the premium received is invested in investment-grade fixed income securities, and a portion is used to purchase derivatives consisting of one-year call options on the applicable markets to fund the index credits due to the index annuity policyholders. On the respective anniversary dates of the indexed annuity contracts, the market index used to compute the index credits is reset and new call options are purchased to fund the next index credit. Although the call options are designed to be effective hedges from an economic standpoint, they do not meet the requirements for hedge accounting under ASC 815.

The Company has certain variable annuity GLB products with GMWB and GMAB features that are embedded derivatives. Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC, and embedded derivatives accounted for under the Derivatives and Hedging and Fair Value Measurements and Disclosures Topics of the FASB ASC. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of each GLB feature.

Notional amounts are used to express the extent of the Company’s involvement in derivative financial instruments and represent a standard measurement of the volume of the derivative activity. Notional amounts represent those amounts used to calculate contractual flows to be exchanged and are not paid or received. Credit exposure represents the gross amount owed to the Company under the derivative contracts as of the valuation date.

The notional amounts and maximum amount of loss due to credit risk that the Company would incur if parties to the call options failed completely to perform according to the terms of the contracts as of December 31 are as follows:

			2011
Counterparty	Credit Rating (S&P)	Credit Rating (Moody’s)	Notional Amount	Fair Value
			(Successor)
			(In Thousands)

Barclay’s	A1	A	$75,300	$993
Bank of America	A3	A-	338,650	5,849
JP Morgan	Aa3	A-	371,800	5,290
			$785,750	$12,132

38

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The Company has entered into fixed-to-float interest rate swaps which are contracts with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts based on LIBOR. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. Cash is paid or received based on the terms of the swap. The Company uses interest rate swaps to effectively modify fixed rate bonds into floating rate investments based on LIBOR.

Details regarding the interest rate swaps as of December 31 are as follows:

				2011		2010
Counterparty	Maturity Date	Receive Rate	Pay Rate	Notional Amount	Fair Value	Notional Amount	Fair Value
				(Successor)
				(In Thousands)

FHLB	5/15/2012	0.457%	5.720%	$5,000	$(92)	$5,000	$(323)
JP Morgan	9/30/2013	0.576%	4.805%	5,000	(331)	5,000	(429)
JP Morgan	10/1/2013	0.372%	4.654%	6,000	(386)	6,000	(513)
				$16,000	$(809)	$16,000	$(1,265)

The fair value of the interest rate swaps is included in other liabilities on the consolidated balance sheets. The fair value of the equity call options is included in other invested assets on the consolidated balance sheets. The fair value of the embedded derivative financial instruments is included in policy reserves and annuity account values on the consolidated balance sheets.

The fair value of the Company’s derivative financial instruments classified as assets and liabilities in the consolidated balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2011	2010	2011	2010
	(In Thousands)

Interest rate swaps	$–	$–	$809	$1,265
Call options	12,132	–	–	–
Embedded derivatives:
GMWB and GMAB reserves	–	–	12,982	11,189
Fixed index annuity contracts	–	–	109,530	–
Total derivative financial instruments	$12,132	$–	$123,321	$12,454

39

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

3. Derivative Instruments (continued)

The Company’s derivative financial instruments are effective from an economic standpoint, but they have not been designated as hedges for financial reporting purposes. The changes in the market value of the interest rate swaps are included in net investment income on the consolidated statements of operations. The changes in the market value of the equity call options are included in net realized/unrealized gains (losses) on the consolidated statements of operations. The changes in the market value of the embedded derivatives are included in interest credited to account balances on the consolidated statements of operations.

The following table shows the change in the fair value of the derivative financial instruments in the consolidated statements of operations.

	Year Ended December 31, 2011 (Successor)	July 31, 2010 Through December 31, 2010 (Successor)	January 1, 2010 Through July 30, 2010 (Predecessor)	Year Ended December 31, 2009 (Predecessor)
	(In Thousands)

Interest rate swaps	$464	$23	$(359)	$1,390
Call options	(4,372)	–	–	–
Embedded derivatives:
GMWB and GMAB reserves	(1,793)	1,534	1,899	15,614
Fixed index annuity contracts	(3,602)	–	–	–
Total derivative financial instruments	$(9,303)	$1,557	$1,540	$17,004

40

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs

The following table summarizes the components of deferred policy acquisition costs:

	December 31
	2011	2010
	Successor	Successor
	(In Thousands)

Deferred policy acquisition costs	$91,363	$5,042
Deferred selling commissions	799	250
Balance at end of year	$92,162	$5,292

An analysis of the deferred policy acquisition cost asset balance (excluding the value of business acquired, deferred broker/dealer commissions, and net of unearned profit liability) is presented below:

	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$5,042	$–	$291,313	$404,123
Cost deferred during the period	90,433	6,161	10,883	18,626
Imputed interest	3,649	70	–	–
Amortized to expense during the period	(6,317)	(1,298)	(31,528)	(36,073)
Effect of realized (gains) losses on amortization of deferred policy acquisition costs	(437)	3	(2,216)	(13,389)
Effect of unrealized (gains) losses	(1,007)	106	(58,664)	(82,408)
Other	–	–	(187)	434
Balance at end of period	$91,363	$5,042	$209,601	$291,313

41

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

Included in deferred policy acquisition costs prior to July 31, 2010, in the consolidated balance sheets, was the present value of future profits (PVFP). PVFP reflected the estimated fair value of acquired business and represented the acquisition cost that was allocated to the value of future profits from insurance contracts existing at the date of acquisition. Such value was the present value of the actuarially determined projected net profits from the acquired insurance contracts. The PVFP related to reinsurance assumed in 2000 and 2003.

PVFP was amortized over the expected lifetime of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below:

	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$47,895	$49,253
Imputed interest	3,169	3,272
Amortization	(8,351)	(4,630)
Balance at end of period	$42,713	$47,895

The Company has not capitalized or amortized any PVFP during the year ended December 31, 2011 and the period July 31, 2010 through December 31, 2010.

42

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

As a result of a reinsurance transaction entered into in 2007, the Company recorded an unearned profit liability that was being amortized over the estimated life of the business reinsured, in relation to its estimated gross profits. The unearned profit liability and related accumulated amortization were reported as a component of deferred policy acquisition costs on the consolidated balance sheets prior to July 31, 2010. An analysis of the unearned profit liability and associated amortization is presented below:

	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$(72,058)	$(82,230)
Amortization	11,234	10,172
Balance at end of period	$(60,824)	$(72,058)

The Company has not capitalized or amortized any unearned profit liability during the year ended December 31, 2011 and the period July 31, 2010 through December 31, 2010.

43

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

4. Deferred Policy Acquisition Costs (continued)

For certain mutual fund share classes that do not have a front-end sales charge, the Company pays a selling commission to the selling broker-dealer. The Company accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. An analysis of deferred selling commissions is presented below:

	Year Ended December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$250	$–	$3,195	$6,215
Costs deferred during the period	649	268	565	1,124
Distribution of deferred selling commissions (see Note 1)	–	–	–	(1,869)
Amortization	(100)	(18)	(753)	(2,275)
Balance at end of period	$799	$250	$3,007	$3,195

44

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

5. Deferred Sales Inducements

An analysis of the deferred sales inducement costs asset balance is presented below:

	Year Ended December 31, 2011 Successor	January 1, 2010 Through July 30, 2010 Predecessor	Year Ended December 31, 2009 Predecessor
	(In Thousands)

Balance at beginning of period	$–	$83,748	$97,778
Costs deferred (charged back) during the period	85,684	(236)	(33)
Accretion (amortization)	1,144	(9,332)	(13,997)
Balance at end of period	$86,828	$74,180	$83,748

There were no deferred sales inducements capitalized during the period July 31, 2010 through December 31, 2010.

45

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

6. Value of Business Acquired

As a result of the Transaction entered into during 2010 (see Note 1), the Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs. An analysis of VOBA and associated amortization is presented below:

	December 31, 2011 Successor	July 31, 2010 Through December 31, 2010 Successor
	(In Thousands)

Balance at beginning of period	$53,792	$	−
Value of business acquired recognized during the period	−		53,982
Interest imputed for period	3,056		1,359
Amortized to expense during the period	(7,968)		(3,518)
Effect of realized gains	(542)		(61)
Effect of unrealized (gains) losses	(3,933)		2,030
Balance at end of period	$44,405		$53,792

The weighted average amortization period is 23 years for VOBA.

The estimated future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2012	$6,180
2013	4,049
2014	3,465
2015	3,001
2016	2,768

46

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

Unrealized Gains (Losses) on Available- for-Sale Securities
Predecessor
Accumulated other comprehensive loss at January 1, 2009	$(189,591)
Cumulative effect of change in accounting for investment impairment (see Note 1)	(53,348)
Other comprehensive income:
Unrealized gains on available-for-sale securities	195,712
Realized investment gains, excluding impairment losses	(11,395)
OTTI losses recognized in earnings	68,507
OTTI losses recognized in other comprehensive income	(21,157)
Adjustment for assumed changes in liability for policy reserves and annuity account values	(1,951)
Effect on deferred policy acquisition costs	(82,408)
Provision for deferred income taxes	(51,558)
Total other comprehensive income	95,750
Accumulated other comprehensive loss at December 31, 2009	$(147,189)
Cumulative effect of change in accounting for embedded credit derivative (see Note 1)	10,153
Other comprehensive income:
Unrealized gains on available-for-sale securities	151,758
Realized investment gains, excluding impairment losses	(7,553)
OTTI losses recognized in earnings	19,341
OTTI losses recognized in other comprehensive income	(4,588)
Adjustment for assumed changes in liability for policy reserves and annuity account values	(3,777)
Effect on deferred policy acquisition costs	(58,664)
Provision for deferred income taxes	(37,336)
Total other comprehensive income	59,181
Accumulated other comprehensive loss at July 30, 2010	$(77,855)

47

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

7. Other Comprehensive Income (Loss) (continued)

Unrealized Gains (Losses) on Available- for-Sale Securities
Successor
Other comprehensive loss:
Unrealized losses on available-for-sale securities	$(3,540)
Realized investment gains, excluding impairment losses	(275)
OTTI losses recognized in earnings	365
OTTI losses recognized in other comprehensive income	(6)
Effect on deferred policy acquisition costs and VOBA	2,135
Provision for deferred income taxes	(224)
Total other comprehensive loss	(1,545)
Accumulated other comprehensive loss at December 31, 2010	(1,545)

Other comprehensive income:
Unrealized gains on available-for-sale securities	82,510
Realized investment gains, excluding impairment losses	(13,115)
OTTI losses recognized in earnings	803
Effect on deferred policy acquisition costs and VOBA	(4,940)
Provision for deferred income taxes	(21,698)
Total other comprehensive income	43,560
Accumulated other comprehensive income at December 31, 2011	$42,015

48

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

8. Employee Benefit Plans

Certain employees of the Company are covered by a qualified, noncontributory, defined-benefit pension plan sponsored by SBC and certain of its affiliates. Benefits are based on years of service and an employee’s highest average compensation over a period of five consecutive years during the last ten years of service. During 2007, the SBC pension plan was frozen, at which point all benefits earned under the pension plan were frozen with no additional benefits eligible to be earned. If an employee was not fully vested as of July 1, 2007, vesting service continued and will continue until the employee is vested or employment ceases. This event was accounted for as a plan curtailment by SBC. In addition, the Company is providing a transition benefit for eligible employees based upon age and years of pension benefit service. The transition contributions will be paid over a five-year period from 2007 to 2012.

Pension cost for the year is allocated to each sponsoring company. Separate information disaggregated by the sponsoring employer company is not available on the components of pension cost or on the funded status of the plan.

The Company participates in a profit-sharing and savings plan for which substantially all employees are eligible. Concurrent with the freezing of the defined-benefit pension plan, the definition of pay under the profit-sharing and savings plan was expanded to include bonuses (except for purposes of the profit-sharing contribution), and the Company match was increased to 100% of the first 5% of pay contributed by an employee. Company contributions to the profit-sharing and savings plan charged to operations were $763,000 for the year ended December 31, 2011; $183,000 and $322,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively; and $569,000 for the year ended December 31, 2009, and are included in the consolidated statements of operations in commissions and other operating expenses.

The Company participates in a number of annual discretionary incentive compensation plans and sales commissions for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts.

Incentive compensation expense amounted to $5,002,000 for the year ended December 31, 2011; $921,000 and $1,568,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively; and $3,078,000 for the year ended December 31, 2009, and is included in the consolidated statements of operations in commissions and other operating expenses.

49

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

9. Reinsurance

Principal reinsurance assumed transactions for the periods ended are summarized as follows:

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Reinsurance assumed:
Premiums received	$16,194	$7,854	$11,817	$24,083
Commissions paid	$2,039	$877	$1,300	$2,236
Claims paid	$4,346	$1,708	$3,228	$6,268
Surrenders paid	$95,866	$41,463	$61,602	$103,384

Principal reinsurance ceded transactions are summarized as follows:

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Reinsurance ceded:
Premiums paid	$31,015	$14,612	$16,249	$33,574
Commissions received	$3,319	$1,700	$1,988	$3,671
Claim recoveries	$25,170	$14,354	$16,177	$30,457
Surrenders recovered	$122,738	$60,966	$88,390	$152,798

In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

50

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

9. Reinsurance (continued)

At December 31, 2011 and 2010, the Company had receivables totaling $531,224,000 and $530,467,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2011 and 2010, was $3.1 billion and $3.3 billion, respectively.

10. Guaranteed Benefit Features

The Company offers variable annuity contracts for which investment income and gains and losses on separate account investments accrue directly to, and investment risk is borne by, the contract holder. Associated with these variable annuity contracts, the Company provides guarantees for the benefit of the annuity contract holder. The primary guarantees provided to variable annuity contract holders are the GMDB, GMAB, GMWB, and GMIB.

The GMDB provides a specific minimum return upon death. The Company offers six primary GMDB types on its variable annuity products:

•	Return of premium death benefit provides the greater of account value or total deposits to the contract less any reductions due to partial withdrawals.

•
Reset provides the greater of a return of premium death benefit or the account value at the most recent five-year anniversary before the contract holder’s age specified birthday (this age varies by product) adjusted for withdrawals.

51

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•
Roll-up death benefit provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated generally at a 5% interest rate up to the earlier of an age specified in the contract (varies by product) or 200% of adjusted premiums.

•
Step-up death benefit provides the greater of a return of premium death benefit or the largest account value on a specified policy anniversary that occurs prior to a specified age adjusted for withdrawals. Currently, the Company offers products where the specified policy anniversary is annual, four-year, five-year, or six-year. For most contracts, the GMDB locks in at an age specified in the contract (this age varies by product).

•
Enhanced death benefit provides the greater of a return of premium death benefit or the contract value plus the lesser of 50% of the contract gain or 50% of adjusted premiums. For policies issued to persons older than 70, the enhancement is 25% of the contract gain or 25% of adjusted premiums.

•	Combo death benefit provides the greater of an annual step-up, roll-up, and/or enhanced death benefit.

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts:

	December 31
	2011 (Successor)			2010 (Successor)
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted-Average Attained Age
	(Dollars in Millions)

Return of premium	$1,786	$62	63	$2,041	$50	62
Reset	119	3	55	135	3	55
Roll-up	186	76	65	219	73	62
Step-up	3,322	184	64	3,306	121	63
Combo	143	47	69	177	39	68
Subtotal	5,556	372	63	5,878	286	63

Enhanced	12	1	66	10	–	66
Total GMDB	$5,568	$373	63	$5,888	$286	63

52

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

The liability for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2011 and 2010, was $24,095,000 and $27,718,000, respectively. The liability for GMIBs on variable annuity contracts reflected in the general account as of December 31, 2011 and 2010, was $9,151,000 and $5,616,000, respectively. The liability for GMWBs and GMABs on variable annuity contracts reflected in the general account as of December 31, 2011 and 2010, was $12,982,000 and $11,189,000, respectively.

The Company’s GMDB and GMIB reserves, accounted for pursuant to ASU 944, Financial Services – Insurance (ASU 944), are equal to the current benefit ratio multiplied by the cumulative assessments less cumulative excess death benefit payments plus accrued interest. The current benefit ratio is equal to the present value of actual and expected excess payments divided by the present value of actual and expected assessments. Separate benefit ratios are maintained for GMDB and GMIB.

The Company recalculates its GMDB, GMWB, GMAB, and GMIB reserves at each reporting date, and the resulting change in liability is recognized in the consolidated statements of operations as other benefits. The Company regularly reviews the assumptions used in the GMDB, GMWB, and GMIB reserve calculations and will adjust the assumptions as actual experience or other evidence suggests that earlier assumptions should be unlocked. The Company’s ASU 944 reserve calculation uses the same assumptions as those used in its deferred policy acquisition cost model.

The following assumptions were used to determine the GMDB and GMIB reserves on the variable annuity products as of December 31, 2011:

•	Data used was based on a combination of historical numbers and future projections involving 500 stochastic scenarios.

•	Mean long-term gross blended separate account growth rate is 8.5%.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

•	Mortality is 100% of Annuity 2000 table.

53

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Discount rate is equivalent to the credited rate (varies by product).

•	Lapse rates vary by product and duration.

The following assumptions were used to determine the GMWB and GMAB reserves on the variable annuity products classified under ASC Topic 820 as of December 31, 2011:

•	Data used was based on current market conditions and projections involving 1,000 risk-neutral stochastic scenarios.

•	Mortality is 100% of Annuity 2000 table

•	Asset fees are equal to fund management fees and product loads (vary by product).

•	Current volatility surface (3 months to 5 years) of 26% graded to 29% at year 5, and graded to the long-term average of 18% at end of projection year 60.

•	Discount rate used is the current swap curve plus an option-adjusted spread from the Merrill Lynch corporate insurance bond index with similar financial strength ratings.

•	Policyholder lapse rates are set to 95% of the assumed base lapses.

The GLWB associated with the fixed index annuity provides guaranteed lifetime periodic withdrawals to the contract holder. The annual withdrawal amount guaranteed is based on a specified percentage of the GLWB benefit base.

•
The GLWB benefit base at contract issue is equal to the initial account value and at each policy anniversary is the greater of account value or the prior anniversary benefit base accumulated generally at an 8% interest rate, adjusted for non-GLWB withdrawals and additional deposits. The roll-up term of the benefit base is the lessor of 10 years or attained age 85 and may be extended for another 10 years up to attained age 85 if the contract holder’s attained age at the 10th policy anniversary is no greater than 80.

•	The roll-up stops when the GLWB lifetime withdrawals start.

54

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

10. Guaranteed Benefit Features (continued)

•	The specified withdrawal percentage is based on the attained age of the contract holder on the start date of the GLWB lifetime withdrawals.

The following assumptions were used to determine the GLWB reserves on the fixed index annuity product as of December 31, 2011:

•	Data used was based on a combination of historical numbers and future projections involving 200 stochastic scenarios.

•	Long-term equity volatility is 18%.

•	Long-term bond volatility is 5%.

•	Mortality is 80% of Annuity 2000 table.

•	Discount rate is the credited rate before the exhaustion of account value and is the general account gross earned rate net of investment expense after the exhaustion of account value.

•	Lapse rates vary by duration.

The liability for GLWB on the fixed index annuity contracts reflected in the general account as of December 31, 2011, was $2,916,000 and is included in policy reserves and annuity account values on the consolidated balance sheets. There was no GLWB liability for the period ended December, 31, 2010.

11. Income Taxes

For the year ended December 31, 2011 and the period from July 31, 2010 to December 31, 2010, the Company filed separate federal income tax returns. For the periods July 30, 2010 and prior, the Company filed a consolidated life/non-life federal income tax return with SBMHC. Income taxes were allocated to the Company as if it filed a separate return. With few exceptions, SBMHC is no longer subject to U.S. federal and state examinations by tax authorities for years before 2009. The Internal Revenue Service (IRS) is not currently examining any of SBMHC’s federal tax returns. The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

55

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

As of December 31, 2011, the Company has $5.8 million of gross unrecognized tax benefits. The Company recognizes interest and penalties related to unrecognized tax benefits in interest expense as a component of operating expenses. The Company recorded no interest for the year ended December 31, 2011; $32,000 and $274,000 for the periods from July 31, 2010 through December 31, 2010, and January 1, 2010 through July 30, 2010, respectively; and none for the year ended December 31, 2009. The Company recorded a liability of $633,000 at December 31, 2011 and 2010.

Income tax expense (benefit) consists of the following:

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)

Current tax expense (benefit)	$6,905	$7,905	$30,267	$3,579
Deferred tax expense (benefit)	16,038	2,634	(21,795)	1,477
Income tax expense (benefit)	$22,943	$10,539	$8,472	$5,056

From a tax return perspective, the Company has $248.3 million of operating loss carryforwards. Based on Internal Revenue Code (IRC) Section 382 limitation calculation related to the acquisition Transaction described in Note 1, a limitation of $11 million per year may reduce the Company’s net operating loss usage. The Company believes they will be able to utilize the tax benefits associated with the amounts identified in the Section 382 limitation. The Company on a consolidated tax return basis through July 30, 2010, had the ability to reduce its current tax liability by the use of non-life affiliate losses and credits.

The Company also has a net operating loss carryforward in multiple states of approximately $5 million that will expire between 2014 and 2030. Due to unitary filing requirements, the Company does not expect to recognize carryforwards expiring in the next five years.

56

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The differences between reported income tax expense and the results from applying the statutory federal rate to income before income tax expense are as follows:

		July 31, 2010	January 1, 2010
	Year Ended	Through	Through	Year Ended
	December 31,	December 31,	July 30,	December 31,
	2011	2010	2010	2009
	Successor	Successor	Predecessor	Predecessor
	(In Thousands)
Federal income tax expense (benefit) computed at statutory rate	$42,568	$10,808	$3,654	$(6,687)
Increases (decreases) in taxes resulting from:
Valuation allowance	(12,590)	2,729	4,800	13,584
Dividends received deduction	(3,540)	(2,790)	(222)	(3,576)
Credits	(473)	(110)	(134)	(320)
Prior period adjustments	(1,967)	–	–	1,593
Other	(1,055)	(98)	374	462
Income tax expense	$22,943	$10,539	$8,472	$5,056

“Credits” in the above table primarily result from low-income housing tax credits and foreign tax credits. “Other” in the table above includes tax-exempt interest and other tax-exempt earnings, nondeductible meals and entertainment, nondeductible dues and penalties, and other miscellaneous differences and adjustments.

57

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

Net deferred income tax assets and liabilities consist of the following:

	December 31
	2011	2010
	Successor	Successor
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$84,263	$42,800
Net operating loss	393	866
Deferred loss on investments	148,219	155,363
Deferred policy acquisition costs	–	8,170
Credit carryover	6,292	8,704
Net unrealized capital loss on investments	18,411	524
Other	8,146	8,151
Total deferred income tax assets	265,724	224,578
Valuation allowance	(145,474)	(158,064)
Net deferred income tax assets	120,250	66,514

Deferred income tax liabilities:
Deferred policy acquisition costs	51,043	–
Value of business acquired	15,542	18,416
Net unrealized capital gain on investments	41,314	–
Depreciation	7,592	7,449
Deferred gain on investments	18,868	11,928
Other	10,126	10,055
Total deferred income tax liabilities	144,485	47,848
Net deferred income tax assets (liabilities)	$(24,235)	$18,666

The oldest carryover will expire in 2022, and relates to low-income housing tax credits.

In connection with the Transaction, the tax basis of all assets and liabilities were retained from the predecessor to the successor, subject to certain limitations.

58

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

11. Income Taxes (continued)

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. As of December 31, 2011 and 2010, the Company recorded a $69.9 million and $62.1 million valuation allowance, respectively, on capital losses that management believes will not be realizable in the foreseeable future, as capital losses must be used against capital gains within five years. In addition, as of December 31, 2011 and 2010, the Company recorded a valuation allowance of $40.8 million and $55.4 million, respectively, against a deferred tax loss that it does not expect will be recovered. Further, as of December 31, 2011 and 2010, the Company established a valuation allowance of $34.8 million and $40.6 million, respectively, against unrealized built-in losses that are limited under IRC § 382.

12. Business Combinations

On July 30, 2010, GSBCH acquired all of the outstanding capital stock of SBC (see Note 1). The aggregate purchase price of SBC was $404 million. Eligible policyholders of the Company received, in the aggregate, $20 million in exchange for their membership interest in SBMHC, and the remaining amounts represented cash contributed to SBC, a portion of which was contributed to the Company.

59

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

12. Business Combinations (continued)

The following table summarizes the allocation of the purchase price of SBC to the Company, which was generally based upon estimated fair values of the Company’s assets acquired and liabilities assumed at the date of acquisition (in thousands):

Investments	$3,641,585
Note receivable from affiliate	740,752
Cash and cash equivalents	410,568
Intangible assets not subject to amortization:
Licenses	2,500
Intangible assets subject to amortization:
Developed technology	500
VOBA	53,982
Property and equipment	53,624
Other assets	745,353
Separate account assets	4,713,721
10,362,585
Policy reserves and annuity account values	4,860,853
Long-term debt	120,527
Mortgage debt	37,465
Other liabilities	159,527
Separate account liabilities	4,713,721
Net assets acquired	$470,492

The Company recognized a prior period adjustment associated with the deferred income tax asset recognized as of the date of the Transaction. In accordance with ASC 805, Business Combinations, the Company is allowed to make adjustments to the new basis of the assets and liabilities for one year after the Transaction date. As a result of reevaluating the calculation of the IRC section 382 limitation, the Company reduced deferred income tax assets and current income taxes payable with a net reduction in contributed capital at the Transaction date by $19,702,000. This also resulted in an increase in current tax expense of $1,147,000 for the Statement of Operations period from July 31, 2010 through December 31, 2010.

60

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

13. Intangible Assets

An analysis of intangible asset balances is presented below for the periods presented:

	Trademarks, Trade Names, and Licenses	Developed Technology	Total
	(In Thousands)
Successor
Balance at July 31, 2010	$–	$–	$–
Recognized during the period	2,500	500	3,000
Amortization	–	(42)	(42)
Balance at December 31, 2010	2,500	458	2,958
Amortization	–	(100)	(100)
Balance at December 31, 2011	$2,500	$358	$2,858

The following summarizes amortizable intangible assets:

	December 31, 2011 (Successor)		December 31, 2010 (Successor)
	Carrying Amount	Accumulated Amortization	Carrying Amount	Accumulated Amortization
	(In Thousands)

Developed technology	$500	$142	$500	$42
Total	$500	$142	$500	$42

Intangible assets subject to amortization include developed technology. Intangible assets not subject to amortization include licenses related to the Company’s insurance and annuity business. The intangible asset subject to amortization is being amortized straight-line over five years. Impairment of intangible assets is evaluated annually. There were no impairments for the year ended December 31, 2011.

61

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

13. Intangible Assets (continued)

The expected future amortization schedule for the next five years for developed technology based on current assumptions is expected to be as follows (in thousands):

2012	$100
2013	100
2014	100
2015	58
2016	–

14. Condensed Fair Value Information

Fair Value Hierarchy

In accordance with ASC Topic 820, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. The levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents, separate account assets, and mutual funds.

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include certain cash equivalents, U.S. Treasury notes and bonds, other U.S. government securities, debt securities, and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

62

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models, spread-based models, and similar techniques, using the best information available in the circumstances. Level 3 assets include options, private placements, structured products, synthetic bonds, and certain debt securities and asset-backed securities priced using broker quotes or other methods that used unobservable inputs. Level 3 liabilities include interest rate swaps, GMWB and GMAB reserves, and embedded derivative instruments.

Determination of Fair Value

Under ASC Topic 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC Topic 820.

63

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

The following table presents categories reported at fair value on a recurring basis as follows:

	December 31, 2011 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$600,562	$525,565	$74,997	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	17,892	–	17,892	–
Obligations of government-sponsored enterprises	136,539	–	136,539	–
Corporate	1,332,243	–	1,040,802	291,441
Obligations of foreign governments	26,422	–	26,422	–
Municipal obligations	245,861	–	245,861	–
Commercial mortgage-backed	253,742	–	229,391	24,351
Residential mortgage-backed	899,252	–	888,125	11,127
Other mortgage-backed	461,676	–	454,285	7,391
Collateralized debt obligations	47,876	–	3,020	44,856
Other debt obligations	990,115	–	116,418	873,697
Synthetic bonds	23,078	–	–	23,078
Total bonds	4,434,696	–	3,158,755	1,275,941
Equity securities:
Financial	10,284	–	9,801	483
Fund	5,143	5,143	–	–
Technology	3,788	–	3,788	–
Transportation	1	–	–	1
Government	66,567	–	–	66,567
Total equity securities	85,783	5,143	13,589	67,051
Mutual funds	1	1	–	–
Short-term investments	5,279	–	–	5,279
Call options	12,132	–	–	12,132
Separate account assets	4,121,064	4,121,064	–	–
Total assets	$9,259,517	$4,646,630	$3,247,341	$1,365,546

Liabilities:
Interest rate swaps	$809	$–	$–	$809
Embedded derivatives:
GMWB and GMAB reserves	12,982	–	–	12,982
Fixed index annuity contracts	109,530	–	–	109,530
Total liabilities	$123,321	$–	$–	$123,321

64

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

	December 31, 2010 (Successor)
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$84,039	$84,039	$–	$–
Bonds:
U.S. Treasury securities and other U.S. government corporations and agencies	21,116	–	21,116	–
Obligations of government-sponsored enterprises	282,008	–	282,008	–
Corporate	950,207	–	690,833	259,374
Obligations of foreign governments	8,936	–	8,936	–
Municipal obligations	121,992	–	105,626	16,366
Commercial mortgage-backed	344,705	–	319,689	25,016
Residential mortgage-backed	1,109,422	–	1,109,422	–
Other mortgage-backed	70,936	–	70,936	–
Collateralized debt obligations	45,656	–	4,529	41,127
Other debt obligations	741,583	–	107,109	634,474
Synthetic bonds	27,468	–	–	27,468
Total bonds	3,724,029	–	2,720,204	1,003,825
Equity securities:
Financial	9,515	–	6,998	2,517
Fund	7,438	7,438	–	–
Technology	4,753	–	4,753	–
Transportation	1	–	–	1
Government	66,673	–	–	66,673
Total equity securities	88,380	7,438	11,751	69,191
Mutual funds	3,988	3,988	–	–
Short-term investments	3,316	–	2,316	1,000
Separate account assets	4,862,960	4,862,960	–	–
Total assets	$8,766,712	$4,950,987	$2,741,709	$1,074,016

Liabilities:
Interest rate swaps	$1,265	$–	$–	$1,265
Embedded derivatives:
GMWB and GMAB reserves	11,189	–	–	11,189
Total liabilities	$12,454	$–	$–	$12,454

65

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

The changes for all Level 3 assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs are as follows:

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at January 1, 2011	Included in Net Income	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2011	(Losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$259,374	$1,731	$64	$52,855	$(22,583)	$291,441	$1,795
Municipal obligations	16,366	–	(37)	(1,000)	(15,329)	–	(37)
Commercial mortgage-backed	25,016	–	877	3,475	(5,017)	24,351	877
Residential mortgage-backed	–	(4)	174	(2,038)	12,995	11,127	170
Other mortgage-backed	–	–	275	671	6,445	7,391	275
Collateralized debt obligations	41,127	3,530	2,336	(2,137)	–	44,856	5,866
Other debt obligations	634,474	(334)	(15,253)	303,706	(48,896)	873,697	(15,587)
Synthetic bonds	27,468	(4,134)	(3,154)	2,898	–	23,078	(7,288)
Total bonds	1,003,825	789	(14,718)	358,430	(72,385)	1,275,941	(13,929)

Equities:
Financial	2,517	30	(34)	(2,030)	–	483	(4)
Transportation	1	–	–	–	–	1	–
Government	66,673	–	–	(106)	–	66,567	–
Total equities	69,191	30	(34)	(2,136)	–	67,051	(4)
Short-term investments	1,000	–	63	5,216	(1,000)	5,279	63
Call options	–	–	(4,372)	16,504	–	12,132	(4,372)
Total assets	$1,074,016	$819	$(19,061)	$378,014	$(73,385)	$1,360,403	$(18,242)

Liabilities:
Interest rate swaps	$1,265	$(464)	$–	$8	$–	$809	$–
Embedded derivatives:
GMWB and GMAB reserves	11,189	1,793	–	–	–	12,982	–
Fixed index annuity contracts	–	3,602	–	105,928	–	109,530	–
Total liabilities	$12,454	$4,931	$–	$105,936	$–	$123,321	$–

66

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

		Total Realized/Unrealized Gains and Losses					Change in Unrealized Gains
	Balance at July 31, 2010	Included in Net Income	Included in Other Comprehensive Income	Purchases, Issuances, Sales, and Settlements	Transfers	Balance at December 31, 2010	(Losses) in Net Income for Positions Still Held
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$213,947	$(10,714)	$11,649	$43,291	$1,201	$259,374	$935
Municipal obligations	–	256	(137)	7,992	8,255	16,366	119
Commercial mortgage-backed	5,376	(1,509)	1,243	19,906	–	25,016	(266)
Other mortgage-backed	10,813	–	–	–	(10,813)	–	–
Collateralized debt obligations	36,313	(50,741)	55,902	(347)	–	41,127	5,161
Other debt obligations	534,743	(60,851)	75,692	86,059	(1,169)	634,474	14,841
Synthetic bonds	38,465	3,055	–	(14,052)	–	27,468	3,055
Total bonds	839,657	(120,504)	144,349	142,849	(2,526)	1,003,825	23,845

Equities:
Financial	482	(4,540)	4,575	2,000	–	2,517	35
Transportation	1	1	(1)	–	–	1	–
Government	65,716	–	–	957	–	66,673	–
Total equities	66,199	(4,539)	4,574	2,957	–	69,191	35
Short-term investments	–	–	–	1,000	–	1,000	–
Total assets	$905,856	$(125,043)	$148,923	$146,806	$(2,526)	$1,074,016	$23,880

Liabilities:
Interest rate swaps	$1,578	$(23)	$–	$(290)	$–	$1,265	$–
Embedded derivatives:
GMWB and GMAB reserves	12,723	(1,534)	–	–	–	11,189	–
Total liabilities	$14,301	$(1,557)	$–	$(290)	$–	$12,454	$–

67

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

		Total Realized/Unrealized					Change in Unrealized
		Gains and Losses					Gains
			Included in	Purchases,			(Losses) in
	Balance at	Included	Other	Issuances,		Balance at	Net Loss
	January 1,	in	Comprehensive	Sales, and		July 30,	for Positions
	2010	Net Loss	Loss	Settlements	Transfers	2010	Still Held
	Predecessor
	(In Thousands)
Assets:
Bonds:
Corporate	$177,002	$(3,500)	$12,139	$28,306	$–	$213,947	$8,639
Commercial mortgage-backed	1,705	–	2,476	(203)	1,398	5,376	2,476
Residential mortgage-backed	83,069	–	–	–	(83,069)	–	–
Other mortgage-backed	–	–	753	307	9,753	10,813	753
Collateralized debt obligations	68,921	(18,448)	26,916	(1,483)	(39,593)	36,313	8,468
Other debt obligations	276,261	(4,644)	33,880	230,370	(1,124)	534,743	29,236
Synthetic bonds	–	694	–	–	37,771	38,465	694
Total bonds	606,958	(25,898)	76,164	257,297	(74,864)	839,657	50,266

Equities:
Financial	2,586	1,800	(1,502)	(2,402)	–	482	298
Transportation	1	–	–	–	–	1	–
Government	64,760	–	–	956	–	65,716	–
Total equities	67,347	1,800	(1,502)	(1,446)	–	66,199	298
Total assets	$674,305	$(24,098)	$74,662	$255,851	$(74,864)	$905,856	$50,564

Liabilities:
Interest rate swaps	$1,657	$359	$–	$(438)	$–	$1,578	$–
Embedded derivatives:
GMWB and GMAB reserves	14,622	(1,899)	–	–	–	12,723	–
Total liabilities	$16,279	$(1,540)	$–	$(438)	$–	$14,301	$–

68

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

The separation of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2011, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	Successor
	(In Thousands)
Assets:
Bonds:
Corporate	$81,833	$–	$(28,978)	$–	$52,855
Municipal obligations	–	–	(1,000)	–	(1,000)
Commercial mortgage-backed	3,744	–	(269)	–	3,475
Residential mortgage-backed	1,060	–	(3,098)	–	(2,038)
Other mortgage-backed	750	–	(79)	–	671
Collateralized debt obligations	13,566	–	(15,703)	–	(2,137)
Other debt obligations	399,299	–	(95,593)	–	303,706
Synthetic bonds	3,344	–	(446)	–	2,898
Total bonds	503,596	–	(145,166)	–	358,430

Equities:
Financial	–	–	(2,030)	–	(2,030)
Government	3,990	–	(4,096)	–	(106)
Total equities	3,990	–	(6,126)	–	(2,136)
Short-term investments	5,179	–	37	–	5,216
Options	16,504	–	–	–	16,504
Total assets	$529,269	$–	$(151,255)	$–	$378,014

Liabilities:
Interest rate swaps	$–	$184	$–	$(176)	$8
Embedded derivatives:
GMWB and GMAB reserves	–	–	–	–	–
Fixed index annuity contracts	–	105,928	–	–	105,928
Total liabilities	$–	$106,112	$–	$(176)	$105,936

Assets transferred into and out of Level 3 during the year ended December 31, 2011, were $16.8 million and $90.2 million, respectively; during the period July 31, 2010 through December 31, 2010, were $9.5 million and $12.0 million, respectively; during the period January 1, 2010 through July 30, 2010, were $9.8 million and $84.7 million, respectively. The majority of assets transferred into and out of Level 3 include those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

69

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

There were no assets transferred into and out of Level 1 during the year ended December 31, 2011. There were no assets transferred into and out of Level 1 during the period July 31, 2010 through December 31, 2010, nor during the period January 1, 2010 through July 30, 2010.

Assets transferred into and out of Level 2 during the year ended December 31, 2011, were $90.2 million and $16.8 million, respectively. Assets transferred into and out of Level 2 during the period July 31, 2010 through December 31, 2010, were $12.0 million and $9.5 million, respectively, and during the period January 1, 2010 through July 30, 2010, were $84.7 million and $9.8 million, respectively.

The transfers between levels are determined as of the end of the period for which the transfer is completed.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash equivalents and short-term investments – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

Investment securities – Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services, from applicable market indices, or by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Call options – Fair values of the Company’s call options are obtained from broker quotes or are determined using option pricing models.

Business-owned life insurance, mortgage loans, and note receivable from affiliate – The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

70

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

Interest rate swaps – Fair values of the Company’s interest rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or, if there are no relevant comparable contracts, pricing models or formulas using current assumptions.

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Investment-type insurance contracts – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include insurance, annuity, and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the consolidated balance sheets. Insurance contracts include insurance, annuity, and other policy contracts that do involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Fixed index annuities – embedded derivatives – Fair values of the Company’s embedded derivative component of the fixed index annuity policy liabilities are determined by (i) projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and (ii) discounting the excess of the projected contract value amounts at the applicable risk-free interest rates adjusted for the nonperformance risk related to those liabilities. The projections of policy contract values are based on the Company’s best estimate assumptions for future policy growth and future policy decrements. The Company’s best estimate assumptions for future policy growth include assumptions for the expected index credit on the next policy anniversary date derived from the fair values of the underlying call options purchased to fund such index credits and the expected costs of annual call options the Company will purchase in the future to fund index credits beyond the next policy anniversary. The projections of minimum guaranteed contract values include the same best estimate assumptions for policy decrements as were used to project policy contract values.

71

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

Long-term debt and mortgage debt – Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

Separate account assets and liabilities – The assets held in the separate account consist of actively traded mutual funds that have daily quoted net asset values and are carried at quoted market values or, where quoted market values are not available, at fair market values as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

ASC Topic 825, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company’s balance sheet, for which it is practicable to estimate that value.

ASC Topic 825 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company’s business or financial condition based on the fair value information presented herein.

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Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

14. Condensed Fair Value Information (continued)

	December 31, 2011		December 31, 2010
	Successor		Successor
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
	(In Thousands)

Cash and cash equivalents	$637,230	$637,230	$135,149	$135,149
Short-term investments	5,279	5,279	3,316	3,316
Bonds (Note 2)	4,439,702	4,440,364	3,726,136	3,725,605
Equity securities (Note 2)	85,783	85,783	88,380	88,380
Synthetic bonds	23,078	23,078	27,468	27,468
Mutual funds	1	1	3,988	3,988
Notes receivable from affiliate	853,918	853,918	723,327	723,327
Mortgage loans	7,404	7,404	8,274	8,274
Policy loans	98,622	98,797	106,187	106,212
Call options	12,132	12,132	–	–
Business-owned life insurance	20,510	20,510	20,600	20,600
Separate account assets	4,121,064	4,121,064	4,862,960	4,862,960
Supplementary contracts without life contingencies	(8,338)	(8,751)	(9,442)	(9,155)
Individual and group annuities	(2,646,910)	(2,684,181)	(2,653,013)	(2,548,021)
Long-term debt	(122,535)	(129,831)	(121,239)	(126,187)
Mortgage debt	(34,413)	(35,976)	(36,597)	(35,492)
Interest rate swaps	(809)	(809)	(1,265)	(1,265)
Fixed index annuities – embedded derivatives	(109,530)	(109,530)	–	–
Separate account liabilities	(4,121,064)	(4,121,064)	(4,862,960)	(4,862,960)

15. Commitments and Contingencies

In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $11.4 million and $8.1 million at December 31, 2011 and 2010, respectively, over the next few years as required by the general partner.

As of December 31, 2011 and 2010, the Company had committed up to $2 million and $35 million in unfunded bridge loans, respectively, and $7 million and $2 million in unfunded revolvers, respectively.

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Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2011 and 2010, the Company has reserved $1,691,000 and $1,649,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

BMCA Asbestos Litigation. The Company has been named as a party in the case of Official Committee of Asbestos Claimants of G-I Holdings, Inc. v. BMCA Holdings Corporation of America, et. al., Case No. 01-30135. On July 7, 2004, the Official Committee of Asbestos Claimants (the Asbestos Committee) in the G-I Holdings Inc. (G-I) bankruptcy proceeding filed an adversary proceeding complaint, as subsequently amended, against Security Benefit Group, Inc., which was merged with and into SBC on January 1, 2005, and SBL, among hundreds of other defendants who purportedly held publicly traded bonds issued by a subsidiary of G-I, Building Materials Corporation of America (BMCA). The Asbestos Committee alleges that the transfer of a certain roofing business to BMCA in 1994 was a “fraudulent transfer.” Recovery is sought against the alleged “initial transferee” of the roofing business, BMCA, as well as alleged “mediate” or “immediate” transferees of those assets, specifically the holders of various public debt issues by BMCA. Because the BMCA bondholders acquired liens on the assets of BMCA in December 2000, the Asbestos Committee alleges that the bondholders acquired the same roofing business assets (or a security interest therein) originally transferred in 1994. The Asbestos Committee seeks to (1) acquire all the assets of BMCA as assets of G-I, where the Asbestos Committee is a substantial creditor; (2) set aside liens in those assets currently held by the bondholders; and (3) recover principal and interest paid on the bonds since December 2000. In connection with a cost-benefit analysis ordered by the bankruptcy court, the Asbestos Committee has submitted a proposed second amended complaint that seeks similar relief but proceeds on additional theories, including that the liens acquired by the bondholders in December 2000 were themselves fraudulent transfers of G-I’s assets. The Company and other defendant bondholders have denied the Asbestos Committee’s claims. A motion to dismiss the amended complaint was argued to the bankruptcy court on April 5, 2005, and denied by the bankruptcy court in January 2006. Subsequently, the United States District Court for the District of New Jersey directed the bankruptcy court to conduct further proceedings, including a cost-benefit analysis, to determine whether the action should proceed, be dismissed, or be stayed pending resolution of other matters in the bankruptcy court. Through January 31, 2008, however, the cost benefit analysis was stayed pending a mediation of all disputes between G-I, BMCA, and the Asbestos Committee (not involving the bondholders). The stay was terminated on February 1, 2008, but reinstated when settlement talks between such parties resumed in the summer of 2008. Those

74

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

15. Commitments and Contingencies (continued)

talks resulted in an agreed Plan of Reorganization for G-I pursuant to which all claims against the bondholders would be dismissed with prejudice upon confirmation of the plan. The Disclosure Statement was approved by the bankruptcy court on December 4, 2008, and plan confirmation proceedings were scheduled. The settlement was presented to the bankruptcy court for approval. In the meantime, the United States IRS filed an objection to the settlement claiming the settlement failed to properly address IRS liens. The United States Environmental Protection Agency also filed an objection maintaining the debtors had not made adequate provisions for its claims. A revised reorganization plan was filed in July 2009. The revised plan includes a release for bondholders, including the Company. The court accepted the plan and overruled all objections. The IRS appealed the decision. The Third Circuit granted the IRS’s request for stay. The debtors asked for the stay to be dismissed because the appeal is moot given that the G-I Plan had been confirmed, gone effective, and been consummated. In December 2011, the debtors reached an agreement with the IRS which includes a dismissal of the appeal.

Guarantees of affiliates: The Company has provided a payment guarantee on behalf of its affiliate, se2, inc. (se2) to certain of se2’s customers that have entered into third-party administration agreements with se2.

Other legal and regulatory matters: In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or financial position.

75

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

16. Long-Term Debt

At December 31, 2011, the Company has access to a $76 million line of credit facility from FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (0.25% at December 31, 2011). The Company had no borrowings under this line of credit at December 31, 2011 and 2010. The amount of the line of credit is determined by the fair market value of the Company’s available collateral held by FHLB, primarily mortgage-backed securities, not already pledged as collateral under existing contracts as of December 31, 2011.

The Company has outstanding surplus notes with a carrying value of $122,535,000 and $121,239,000 at December 31, 2011 and 2010, respectively. The surplus notes consist of $50,000,000 of 8.75% notes issued in May 1996 and maturing on May 15, 2016, and $100,000,000 of 7.45% notes issued in October 2003 and maturing on October 1, 2033. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions, whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

17. Mortgage Debt

The primary mortgage financing for the Company’s home office property was arranged through FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from FHLB for the portion of the premises that it presently occupies (see Note 1).

The underlying mortgage loan agreement with FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $381,600, including $62,805 applicable to the portion of the building leased to FHLB. The financing is collateralized by a first mortgage on the premises and $12 million of cash and other marketable securities.

76

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

17. Mortgage Debt (continued)

At December 31, 2011, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows (in thousands):

2012	$2,335
2013	2,497
2014	2,670
2015	2,856
2016	3,054
Thereafter	21,001
$34,413

18. Related-Party Transactions

On April 14, 2004, the Company entered into an intercompany promissory note due from SBC totaling $55,000,000 payable in full at maturity on May 20, 2016 (SBC Note 1). Interest on the principal amount of the note was due and payable at an annual rate of 5.98% with semiannual interest payments due on May 20 and November 20 of each year until the principal was fully paid. At any time, SBC could have prepaid all or any portion of the outstanding principal of the note without premium or prepayment penalty. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in Rydex Holdings, LLC (RHLLC), an affiliated company, and 10% of the profits class membership interest and capital class membership interest in Security Investors, LLC (SI), an affiliated company. The note was restructured during July 2010 as described below. The principal balance of the note at the time of restructuring was $40,000,000.

On April 7, 2008, the Company entered into an intercompany promissory note due from SBC totaling $250,000,000 payable in full at maturity on May 20, 2018 (SBC Note 2). Interest on the principal amount of the note was due and payable at an annual rate of 6.96% with semiannual interest payments due on May 20 and November 20 of each year until the principal was fully paid. At any time, SBC could have prepaid all or any portion of the outstanding principal of the note without premium or prepayment penalty. In June 2009, SBC collateralized the note with the Company with 39.5% of the membership interest in RHLLC and 10% of the profits class membership interest and capital class membership interest in SI. The note was restructured during July 2010 as described below. The principal balance of the note at the time of restructuring was $250,000,000.

77

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

On December 30, 2008, the Company entered into an intercompany promissory note due from SBC, which totaled $450,239,000 (SBC Note 3). The note was payable in full at maturity on December 31, 2023. Interest on the principal amount of the note was due and payable calendar-quarterly in arrears commencing on March 31, 2009. Interest on the note was payable in an amount equal to 100% of the GAAP net income associated with (1) 60.5% of the membership interest of RHLLC adjusted for purchase price amortization, (2) 90% of the membership interest of SI, and (3) 100% of the membership interest in Security Global Investors, LLC (SGI). The note had been collateralized by 60.5% of the membership interest in RHLLC, 90% of the membership interest in SI, and 100% of the membership interest in SGI. At any time, SBC could have prepaid all or any portion of the outstanding principal of the note without premium or prepayment penalty. In the event SBC prepaid any of the principal, a proportionate amount of the membership interests pledged would also be released. The note was restructured during July 2010 as described below. The principal balance of the note at the time of restructuring was $450,239,000.

On July 1, 2010, the Company and SBC amended and restructured SBC Note 2 into a new intercompany promissory note payable in full at maturity on June 30, 2020 (Intercompany Note 1). Interest on the principal amount of the Intercompany Note 1 is due and payable at an escalating annual rate of 6.35% for July 2010 through June 2015, 7.0% for July 2015 through June 2016, 8.0% for July 2016 through June 2018, and 9.0% for July 2018 through June 2020 with quarterly interest payments due until the principal has been fully paid. Principal pay downs of $50,000,000 and $20,000,000 were received during the years ended December 31, 2011 and 2010, respectively. The note was exchanged during December 2011 as described below. The principal balance of the note at the time of exchange was $180,000,000.

On July 1, 2010, the Company and SBC amended and restructured SBC Note 1 and SBC Note 3 into a new $490,239,000 intercompany promissory note payable in full at maturity on June 30, 2023 (Intercompany Note 2). Interest on the principal amount of the Intercompany Note 2 is due and payable at an escalating annual rate of LIBOR plus 2.0% for July 2010 through June 2012, LIBOR plus 2.5% for July 2012 through June 2015, LIBOR plus 3.0% for July 2015 through June 2017, and LIBOR plus 4.0% for July 2017 through June 2023 with quarterly interest payments due until the principal has been fully paid. The principal balance at December 31, 2011, was $490,239,000.

78

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

Intercompany Note 1 and Intercompany Note 2 are collateralized with 100% of the membership interest in RHLLC and SI. In the event cash flows from RHLLC and SI are insufficient to pay all contractual interest payments, interest is allowed to increase the principal balance of Intercompany Note 2 first then Intercompany Note 1 for a portion of the contractual interest not covered by the cash flows. In addition, on an annual basis, 50% of the annual excess cash flows, that is cash flows in excess of 125% of the annual aggregate contractual interest of both Intercompany Note 1 and Intercompany Note 2 ended June 30, are required to be paid as a mandatory principal payment. The principal payments shall be applied first to Intercompany Note 1 until paid in full then Intercompany Note 2. Effective July 30, 2010, SBC transferred the intercompany notes to Security Benefit Asset Management Holdings, LLC (SBAMH), an affiliate of the Company. SBAMH is bound to perform the debt service of the intercompany notes, thereby relieving SBC of its obligation to pay Intercompany Note 1 and Intercompany Note 2.

On December 29, 2011, the Company and Note Funding, LLC (NFL), an affiliate, exchanged Intercompany Note 1 with a new $182,794,000 intercompany note payable in full on December 24, 2012 (NFL Note). Interest on the principal amount of the NFL Note is due and payable at an annual rate of 6.45% with interest due at maturity.

During the year ended December 31, 2011, the Company entered into several short-term intercompany notes with SBC Funding, LLC (SBCF), an affiliate (SBCF Notes). The Company had the following short-term notes outstanding, aggregated with similar terms, as of December 31, 2011:

	Interest Rate	Maturity	Principal Balance
	(In Thousands)

SBCF Notes	2.63 – 3.58%	12/14/2012 – 12/21/2012	$180,885
NFL Note	6.45%	12/24/2012	182,794
			$363,679

79

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

Interest received on the intercompany promissory notes is reported in net investment income on the consolidated statements of operations and consisted of the following:

	Year Ended December 31, 2011	July 31, 2010 through December 31, 2010	January 1, 2010 through July 30, 2010	Year Ended December 31, 2009
	(In Thousands)

SBC Note 1	$–	$–	$1,196	$2,392
SBC Note 2	–	–	8,701	17,401
SBC Note 3	–	–	7,418	7,883
Intercompany Note 1	12,287	6,971	1,395	–
Intercompany Note 2	8,451	7,012	1,400	–
SBCF Notes	124	–	–	–
NFL Note	66	–	–	–
	$20,928	$13,983	$20,110	$27,676

Officer mortgage loans in the accompanying consolidated balance sheets include amounts due from officers of $7,404,000 and $8,274,000 at December 31, 2011 and 2010, respectively. These loans are secured by first mortgage liens on residential real estate and bear interest at rates approximating 3.7%.

The Company paid $55,935,000, $27,915,000, $37,908,000, and $51,752,000 for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, respectively, to affiliates for providing management, investment, and administrative services. These fees are included in commissions and other operating expenses on the consolidated statements of operations.

The Company received $15,213,000, $6,483,000, $10,013,000, and $10,525,000 for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, respectively, from affiliates for service agreement fees. These revenues are included in asset-based fees in the consolidated statements of operations.

80

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

The Company received $5,085,000, $2,035,000, $2,939,000, and $4,832,000 for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, respectively, from affiliates for rent of building space. This income is included in commissions and other operating expense in the consolidated statements of operations.

The Company received $13,337,000, $5,782,000, $7,748,000, and $13,982,000 for the year ended December 31, 2011, the periods from July 31, 2010 through December 31, 2010, January 1, 2010 through July 30, 2010, and the year ended December 31, 2009, respectively, from affiliates for support fees. This income is included in other revenues on the consolidated statements of operations.

The Company has a payable to its affiliates of $162,000 and $11,476,000 as of December 31, 2011 and 2010, respectively, and are included in accounts payable in the consolidated balance sheets.

The Company owns shares of affiliated mutual funds managed by affiliated companies with net asset values totaling $3,988,000 at December 31, 2010. The Company did not own any shares of affiliated mutual funds at December 31, 2011.

The Company has contracted with Guggenheim Investment Management, LLC, an affiliate, to perform investment advisory services. For the year ended December 31, 2011 and the period from July 31, 2010 to December 31, 2010, the Company paid fees of $7,448,000 and $2,827,000, respectively, associated with the services performed. These fees are included in commissions and other operating expense on the consolidated statements of operations.

During 2011, the Company entered into a commission assignment agreement with South Blacktree Agency, LLC (SBT), an affiliated company. Payments to SBT totaled $410,000 for the year ended December 31, 2011, and are included in costs that are capitalized as part of deferred policy acquisition costs.

On February 28, 2010 and July 30, 2010, the Company received $175 million and $165 million, respectively, in capital contributions from SBC.

81

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

18. Related-Party Transactions (continued)

The Company paid $25,000,000 in dividends to SBC in 2011. In 2009, the Company distributed a noncash dividend to SBC for the deferred acquisition costs transferred to RDLLC (see Note 1).

The Company formerly wrote conversion and third-party administration contracts (the TPA Contracts) on behalf of se2. All of the revenue associated with the TPA Contracts was collected by the Company, but the performance of the services under such contracts was delegated to se2. The Company paid $8,762,000 to se2 during 2009 for administrative services related to the TPA Contracts. A management agreement was in place in which the Company reimbursed se2 for expenses incurred by se2 directly applicable to providing administration and conversion support for the TPA Contracts. Effective October 1, 2009, the TPA Contracts were assigned to se2, and management fees are no longer paid to se2 by the Company in connection with the TPA Contracts.

19. Statutory Financial Information and Regulatory Net Capital Requirements

The Company’s statutory-basis financial statements are prepared on the basis of accounting practices prescribed or permitted by the Kansas Insurance Department. Kansas has adopted the National Association of Insurance Commissioners’ statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. In addition, the Commissioner of the Kansas Insurance Department has the right to permit other specific practices that may deviate from prescribed practices. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future.

Effective September 30, 2011, with retrospective application to existing fixed index annuity contracts, the State of Kansas granted their approval of a permitted accounting practice that differs from NAIC SAP allowing the Company, to the extent the hedging program is and continues to be an economically effective hedge, to record the call options at amortized cost instead of fair value. In addition, for reserve calculation purposes, the account value is assumed to be incremented by the indexed interest credit on policy anniversary. This permitted practice will expire on September 30, 2012, unless extended by the Commissioner of Insurance of the State of Kansas (the Commissioner). As a result of this permitted practice, statutory surplus increased $5,836,000.

82

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

Statutory capital and surplus, including surplus notes (see Note 16) of the insurance operations, were $612,840,000 and $615,103,000 at December 31, 2011 and 2010, respectively. Statutory net income of the insurance operations was a gain of $1,234,000, gain of $12,805,000, and loss of $21,098,000 for the years ended December 31, 2011, 2010, and 2009, respectively.

Life insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC and state insurance regulators. The NAIC has a standard formula for calculating RBC based on the risk factors relating to an insurance company’s capital and surplus, including asset risk, credit risk, underwriting risk, and business risk. State laws specify regulatory actions if any insurance company’s adjusted capital falls below certain levels, including the company action-level RBC and the authorized control-level RBC.

At December 31, 2011, the Company’s statutory adjusted capital per the RBC calculation is $715,139,000 as compared to its company action level RBC of $153,198,000 and its authorized control level RBC of $76,599,000.

The Company may not, without notice to the Commissioner and (A) the expiration of 30 days without disapproval by the Commissioner or (B) the Commissioner’s earlier approval, pay a dividend or distribution of cash or other property whose fair market value together with that of other dividends or distributions made within the preceding 12 months exceeds the greater of (1) 10% of its surplus as regards to policyholders as of the preceding December 31 or (2) the net gain from operations, not including realized capital gains, for the 12-month period ending on the preceding December 31. The maximum amount of dividends the Company may pay in 2012, without the disapproval or with the approval of the Commissioner, is $58,186,000.

SDI is subject to the SEC Uniform Net Capital Rule (Rule 15c3-1 under the Securities Exchange Act of 1934). SDI computes its net capital requirements under the basic method, which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 15 to 1. Advances to affiliates, dividend payments, and other equity withdrawals are subject to certain notification and other provisions of the SEC Uniform Net Capital Rule or other regulatory bodies.

83

Security Benefit Life Insurance Company and Subsidiary

Notes to Consolidated Financial Statements (continued)

19. Statutory Financial Information and Regulatory Net Capital Requirements (continued)

At December 31, 2011, SDI had net capital of $21,558,000, which was $20,717,000 in excess of its required net capital of $841,000. SDI claims exemption from Rule 15c3-3, which requires a reserve with respect to customer funds, pursuant to Paragraph (k)(2)(i) thereof. SDI’s ratio of aggregate indebtedness to net capital was .58 to 1 at December 31, 2011.

20. Subsequent Events

On February 29, 2012, SBC sold to Guggenheim Capital, LLC (the Purchaser), an affiliate, all of the issued and outstanding membership interests of SBAMH. As part of the sale, the Company exchanged Intercompany Note 1 and Intercompany Note 2 for $11 million in cash, $425 million in a new note issued by SBAMH, and $140 million in preferred units issued by the Purchaser. The new note is comprised of a $300 million tranche and a $125 million tranche with interest rates of 7% and 8%, respectively, secured by SBAMH’s membership interests in RHLLC and RHLLC’s membership interest in SI. Effective February 29, 2012, the Company sold $184 million of the $300 million tranche note and $76 million of the $125 million tranche note to other affiliated companies. In addition, SBC issued an intercompany note in the principal amount of $69 million to the Company which bears interest at 5% and is secured by SBC’s ownership in se2.

Subsequent events have been evaluated through April 9, 2012, which is the date the consolidated financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2011. Based on this evaluation, the Company has determined that no events, other than those previously disclosed, have occurred that would be required to be recognized or disclosed in the consolidated financial statements.

84

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Financial Statements

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity
Year Ended December 31, 2011
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2011

Report of Independent Registered Public Accounting Firm

The Contract Owners
Variable Annuity Account XIV – AdvisorDesigns Variable Annuity
and
The Board of Directors
Security Benefit Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of Variable Annuity Account XIV (the Account), a separate account of Security Benefit Life Insurance Company consisting of the Direxion Dynamic VP HY Bond, Dreyfus VIF International Value, Federated Fund for U.S. Government Securities II, Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Index 500, Fidelity VIP Investment Grade Bond, Franklin Small-Mid Cap Growth Securities, Invesco V.I. Capital Appreciation, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, Rydex|SGI VT All-Asset Aggressive Strategy, Rydex|SGI VT All-Asset Conservative Strategy, Rydex|SGI VT All-Asset Moderate Strategy, Rydex|SGI VT All Cap Value, Rydex|SGI VT CLS AdvisorOne Amerigo, Rydex|SGI VT CLS AdvisorOne Clermont, Rydex|SGI VT CLS AdvisorOne Select Allocation, Rydex|SGI VT Large Cap Value, Rydex|SGI VT Mid Cap Growth, Rydex|SGI VT Mid Cap Value, Rydex|SGI VT MSCI EAFE Equal Weight, Rydex|SGI VT Multi-Hedge Strategies, Rydex|SGI VT Small Cap Value, Rydex|SGI VT U.S. Long Short Momentum, Rydex VT Banking, Rydex VT Basic Materials, Rydex VT Biotechnology, Rydex VT Commodities Strategy, Rydex VT Consumer Products, Rydex VT Dow 2x Strategy, Rydex VT Electronics, Rydex VT Energy, Rydex VT Energy Services, Rydex VT Europe 1.25x Strategy, Rydex VT Financial Services, Rydex VT Government Long Bond 1.2x Strategy, Rydex VT Health Care, Rydex VT Internet, Rydex VT Inverse Dow 2x Strategy, Rydex VT Inverse Government Long Bond Strategy, Rydex VT Inverse Mid-Cap Strategy, Rydex VT Inverse NASDAQ-100 Strategy, Rydex VT Inverse Russell 2000 Strategy, Rydex VT Inverse S&P 500 Strategy, Rydex VT Japan 2x Strategy, Rydex VT Leisure, Rydex VT Mid-Cap 1.5x Strategy, Rydex VT NASDAQ-100, Rydex VT NASDAQ-100 2x Strategy, Rydex VT Nova, Rydex VT Precious Metals, Rydex VT Real Estate, Rydex VT Retailing, Rydex VT Russell 2000 1.5x Strategy, Rydex VT Russell 2000 2x Strategy, Rydex VT S&P 500 2x Strategy, Rydex VT S&P 500 Pure Growth, Rydex VT S&P 500 Pure Value, Rydex VT S&P MidCap 400 Pure Growth, Rydex VT S&P MidCap 400 Pure Value, Rydex VT S&P SmallCap 600 Pure Growth, Rydex VT S&P SmallCap 600 Pure Value, Rydex VT Strengthening Dollar 2x Strategy, Rydex VT Technology, Rydex VT Telecommunications, Rydex VT Transportation, Rydex VT U.S. Government Money Market, Rydex VT Utilities, Rydex VT Weakening Dollar 2x Strategy, Templeton Developing Markets Securities, Templeton Foreign Securities, and Wells Fargo Advantage Opportunity VT

subaccounts, as of December 31, 2011, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2011 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of Variable Annuity Account XIV that are available for investment by contract owners of the AdvisorDesigns Variable Annuity at December 31, 2011, the results of their operations for the year then ended, and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Kansas City, Missouri

April 27, 2012

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities

December 31, 2011

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Assets:
Mutual funds, at market value	$33,537,851	$1,556,233	$6,219,780	$22,890,827	$18,067,944
Total assets	33,537,851	1,556,233	6,219,780	22,890,827	18,067,944

Liabilities:
Uncollected actuarial risk fee payable	1,155	53	249	851	630
Net assets	$33,536,696	$1,556,180	$6,219,531	$22,889,976	$18,067,314

Net assets:
Accumulation assets	33,536,696	1,556,180	6,219,531	22,888,918	18,067,314
Annuity assets	-	-	-	1,058	-
Net assets	$33,536,696	$1,556,180	$6,219,531	$22,889,976	$18,067,314

Units outstanding	3,953,856	258,827	603,479	1,713,210	1,587,208

Unit value	$8.49	$6.02	$10.30	$13.36	$11.39

Mutual funds, at cost	$32,903,115	$1,825,043	$6,102,578	$22,058,607	$19,198,639
Mutual fund shares	2,215,474	173,881	533,429	3,401,312	798,054
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small-Mid Cap Growth Securities	Invesco V.I. Capital Appreciation
Assets:
Mutual funds, at market value	$7,450,871	$12,968,201	$16,376,351	$3,409,889	$1,217,430
Total assets	7,450,871	12,968,201	16,376,351	3,409,889	1,217,430

Liabilities:
Uncollected actuarial risk fee payable	278	499	638	137	49
Net assets	$7,450,593	$12,967,702	$16,375,713	$3,409,752	$1,217,381

Net assets:
Accumulation assets	7,450,593	12,967,702	16,374,970	3,409,752	1,217,381
Annuity assets	-	-	743	-	-
Net assets	$7,450,593	$12,967,702	$16,375,713	$3,409,752	$1,217,381

Units outstanding	940,595	1,609,073	1,455,640	362,904	200,008

Unit value	$7.92	$8.06	$11.25	$9.39	$6.09

Mutual funds, at cost	$7,190,081	$12,589,729	$16,184,867	$3,418,992	$1,240,927
Mutual fund shares	410,969	101,124	1,287,449	166,417	56,836
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Partners
Assets:
Mutual funds, at market value	$3,466,697	$10,673,983	$2,348,435	$3,862,623	$4,651,596
Total assets	3,466,697	10,673,983	2,348,435	3,862,623	4,651,596

Liabilities:
Uncollected actuarial risk fee payable	124	365	78	155	186
Net assets	$3,466,573	$10,673,618	$2,348,357	$3,862,468	$4,651,410

Net assets:
Accumulation assets	3,466,573	10,673,618	2,348,357	3,862,468	4,651,410
Annuity assets	-	-	-	-	-
Net assets	$3,466,573	$10,673,618	$2,348,357	$3,862,468	$4,651,410

Units outstanding	349,268	1,302,688	266,855	433,685	535,284

Unit value	$9.93	$8.20	$8.81	$8.91	$8.69

Mutual funds, at cost	$3,400,817	$11,140,755	$2,396,377	$4,027,965	$5,988,422
Mutual fund shares	279,798	409,278	204,746	211,188	465,625
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Oppenheimer Main Street Small- & Mid- Cap Fund/VA	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex | SGI VT All- Asset Aggressive Strategy
Assets:
Mutual funds, at market value	$2,477,108	$16,860,525	$25,385,549	$46,423,842	$935,495
Total assets	2,477,108	16,860,525	25,385,549	46,423,842	935,495

Liabilities:
Uncollected actuarial risk fee payable	86	648	897	1,784	34
Net assets	$2,477,022	$16,859,877	$25,384,652	$46,422,058	$935,461

Net assets:
Accumulation assets	2,477,022	16,859,877	25,349,338	46,421,392	935,461
Annuity assets	-	-	35,314	666	-
Net assets	$2,477,022	$16,859,877	$25,384,652	$46,422,058	$935,461

Units outstanding	299,053	1,633,098	2,121,422	4,086,607	110,962

Unit value	$8.28	$10.32	$11.97	$11.35	$8.42

Mutual funds, at cost	$2,366,338	$16,816,406	$24,559,072	$46,112,771	$952,125
Mutual fund shares	145,541	1,624,328	1,819,753	4,212,690	41,193
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex | SGI VT All- Asset Conservative Strategy	Rydex | SGI VT All- Asset Moderate Strategy	Rydex | SGI VT All Cap Value	Rydex | SGI VT CLS AdvisorOne Amerigo	Rydex | SGI VT CLS AdvisorOne Clermont
Assets:
Mutual funds, at market value	$2,743,044	$4,421,374	$852,715	$64,693,131	$27,970,998
Total assets	2,743,044	4,421,374	852,715	64,693,131	27,970,998

Liabilities:
Uncollected actuarial risk fee payable	98	158	26	2,419	1,043
Net assets	$2,742,946	$4,421,216	$852,689	$64,690,712	$27,969,955

Net assets:
Accumulation assets	2,742,946	4,421,216	852,689	64,681,340	27,964,202
Annuity assets	-	-	-	9,372	5,753
Net assets	$2,742,946	$4,421,216	$852,689	$64,690,712	$27,969,955

Units outstanding	321,022	523,809	61,882	6,153,850	3,116,766

Unit value	$8.56	$8.44	$13.78	$10.52	$8.97

Mutual funds, at cost	$2,757,946	$4,376,315	$840,754	$63,737,494	$28,850,267
Mutual fund shares	116,676	186,006	39,940	2,021,660	1,205,646
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex | SGI VT CLS AdvisorOne Select Allocation	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Mid Cap Growth	Rydex | SGI VT Mid Cap Value	Rydex | SGI VT MSCI EAFE Equal Weight
Assets:
Mutual funds, at market value	$24,635,995	$2,084,863	$809,348	$2,837,267	$5,338,778
Total assets	24,635,995	2,084,863	809,348	2,837,267	5,338,778

Liabilities:
Uncollected actuarial risk fee payable	919	63	25	86	160
Net assets	$24,635,076	$2,084,800	$809,323	$2,837,181	$5,338,618

Net assets:
Accumulation assets	24,629,321	2,084,800	809,323	2,837,181	5,338,618
Annuity assets	5,755	-	-	-	-
Net assets	$24,635,076	$2,084,800	$809,323	$2,837,181	$5,338,618

Units outstanding	3,044,982	162,492	51,095	184,599	577,924

Unit value	$8.09	$12.83	$15.85	$15.37	$9.23

Mutual funds, at cost	$26,365,958	$2,038,540	$837,063	$2,902,673	$6,215,892
Mutual fund shares	1,092,021	84,101	28,151	53,083	618,630
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Value	Rydex | SGI VT U.S. Long Short Momentum	Rydex VT Banking	Rydex VT Basic Materials
Assets:
Mutual funds, at market value	$1,882,069	$6,688,622	$2,531,628	$451,531	$6,745,112
Total assets	1,882,069	6,688,622	2,531,628	451,531	6,745,112

Liabilities:
Uncollected actuarial risk fee payable	67	204	91	18	241
Net assets	$1,882,002	$6,688,418	$2,531,537	$451,513	$6,744,871

Net assets:
Accumulation assets	1,876,795	6,688,418	2,521,717	433,154	6,744,436
Annuity assets	5,207	-	9,820	18,359	435
Net assets	$1,882,002	$6,688,418	$2,531,537	$451,513	$6,744,871

Units outstanding	258,374	331,238	283,421	120,044	519,290

Unit value	$7.29	$20.20	$8.94	$3.77	$12.99

Mutual funds, at cost	$1,858,052	$6,571,320	$2,759,771	$454,537	$8,306,420
Mutual fund shares	85,471	208,433	211,675	41,731	260,027
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Assets:
Mutual funds, at market value	$3,198,798	$3,178,737	$7,998,045	$4,581,817	$800,315
Total assets	3,198,798	3,178,737	7,998,045	4,581,817	800,315

Liabilities:
Uncollected actuarial risk fee payable	116	114	287	161	29
Net assets	$3,198,682	$3,178,623	$7,997,758	$4,581,656	$800,286

Net assets:
Accumulation assets	3,198,422	3,171,816	7,997,758	4,581,656	800,099
Annuity assets	260	6,807	-	-	187
Net assets	$3,198,682	$3,178,623	$7,997,758	$4,581,656	$800,286

Units outstanding	458,986	659,237	593,485	604,791	271,928

Unit value	$6.99	$4.82	$13.48	$7.56	$2.95

Mutual funds, at cost	$3,096,067	$3,711,996	$7,767,580	$4,305,333	$1,180,985
Mutual fund shares	116,025	279,572	191,249	51,377	280,812
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Assets:
Mutual funds, at market value	$10,095,061	$7,453,182	$1,637,262	$1,573,298	$6,055,796
Total assets	10,095,061	7,453,182	1,637,262	1,573,298	6,055,796

Liabilities:
Uncollected actuarial risk fee payable	361	268	59	57	221
Net assets	$10,094,700	$7,452,914	$1,637,203	$1,573,241	$6,055,575

Net assets:
Accumulation assets	10,094,700	7,452,707	1,637,203	1,573,241	6,055,575
Annuity assets	-	207	-	-	-
Net assets	$10,094,700	$7,452,914	$1,637,203	$1,573,241	$6,055,575

Units outstanding	776,874	733,526	287,119	340,123	424,191

Unit value	$13.00	$10.15	$5.72	$4.63	$14.25

Mutual funds, at cost	$10,595,191	$8,905,356	$1,757,237	$1,711,510	$5,872,360
Mutual fund shares	345,248	335,276	130,355	121,867	307,089
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy
Assets:
Mutual funds, at market value	$6,772,979	$1,046,925	$2,712,056	$2,067,082	$181,545
Total assets	6,772,979	1,046,925	2,712,056	2,067,082	181,545

Liabilities:
Uncollected actuarial risk fee payable	243	38	100	83	6
Net assets	$6,772,736	$1,046,887	$2,711,956	$2,066,999	$181,539

Net assets:
Accumulation assets	6,772,736	1,046,669	2,711,956	2,066,999	181,539
Annuity assets	-	218	-	-	-
Net assets	$6,772,736	$1,046,887	$2,711,956	$2,066,999	$181,539

Units outstanding	799,647	210,062	1,307,450	686,860	55,100

Unit value	$8.46	$4.99	$2.08	$3.02	$3.30

Mutual funds, at cost	$6,811,144	$1,130,393	$3,055,386	$2,140,582	$192,275
Mutual fund shares	229,748	60,307	270,664	209,856	8,657
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure
Assets:
Mutual funds, at market value	$2,229,634	$1,175,176	$3,582,478	$1,023,721	$645,087
Total assets	2,229,634	1,175,176	3,582,478	1,023,721	645,087

Liabilities:
Uncollected actuarial risk fee payable	80	33	128	36	23
Net assets	$2,229,554	$1,175,143	$3,582,350	$1,023,685	$645,064

Net assets:
Accumulation assets	2,229,554	1,175,143	3,582,350	1,023,685	645,064
Annuity assets	-	-	-	-	-
Net assets	$2,229,554	$1,175,143	$3,582,350	$1,023,685	$645,064

Units outstanding	728,063	379,768	967,323	187,921	93,363

Unit value	$3.06	$3.09	$3.71	$5.45	$6.93

Mutual funds, at cost	$2,252,411	$1,200,969	$3,741,357	$1,132,095	$636,881
Mutual fund shares	209,947	61,303	112,022	67,041	11,606
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Mid-Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
Assets:
Mutual funds, at market value	$6,136,876	$9,320,891	$13,356,152	$4,828,346	$14,730,219
Total assets	6,136,876	9,320,891	13,356,152	4,828,346	14,730,219

Liabilities:
Uncollected actuarial risk fee payable	235	337	482	174	533
Net assets	$6,136,641	$9,320,554	$13,355,670	$4,828,172	$14,729,686

Net assets:
Accumulation assets	6,136,036	9,320,048	13,355,670	4,827,667	14,718,839
Annuity assets	605	506	-	505	10,847
Net assets	$6,136,641	$9,320,554	$13,355,670	$4,828,172	$14,729,686

Units outstanding	552,853	1,114,156	3,089,303	852,098	707,537

Unit value	$11.09	$8.38	$4.33	$5.66	$20.82

Mutual funds, at cost	$6,212,311	$9,393,980	$15,216,756	$4,676,625	$17,159,107
Mutual fund shares	323,164	482,448	645,537	66,754	1,020,805
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy
Assets:
Mutual funds, at market value	$3,831,023	$3,812,731	$4,147,859	$5,898,420	$6,813,393
Total assets	3,831,023	3,812,731	4,147,859	5,898,420	6,813,393

Liabilities:
Uncollected actuarial risk fee payable	139	137	164	203	229
Net assets	$3,830,884	$3,812,594	$4,147,695	$5,898,217	$6,813,164

Net assets:
Accumulation assets	3,793,531	3,812,594	4,147,695	5,898,217	6,813,164
Annuity assets	37,353	-	-	-	-
Net assets	$3,830,884	$3,812,594	$4,147,695	$5,898,217	$6,813,164

Units outstanding	327,757	388,113	490,564	1,480,853	1,457,975

Unit value	$11.69	$9.82	$8.44	$3.99	$4.66

Mutual funds, at cost	$3,917,264	$3,728,319	$4,091,530	$5,957,696	$6,725,690
Mutual fund shares	147,916	266,438	155,118	53,857	63,064
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth
Assets:
Mutual funds, at market value	$9,387,331	$7,039,912	$12,136,108	$4,957,573	$8,412,471
Total assets	9,387,331	7,039,912	12,136,108	4,957,573	8,412,471

Liabilities:
Uncollected actuarial risk fee payable	361	253	472	178	290
Net assets	$9,386,970	$7,039,659	$12,135,636	$4,957,395	$8,412,181

Net assets:
Accumulation assets	9,381,607	7,032,818	12,135,636	4,957,395	8,412,181
Annuity assets	5,363	6,841	-	-	-
Net assets	$9,386,970	$7,039,659	$12,135,636	$4,957,395	$8,412,181

Units outstanding	1,015,031	829,173	946,314	507,721	773,084

Unit value	$9.24	$8.49	$12.83	$9.76	$10.87

Mutual funds, at cost	$9,440,082	$7,465,925	$12,755,237	$4,981,759	$8,250,127
Mutual fund shares	313,015	89,362	332,405	67,212	272,072
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation
Assets:
Mutual funds, at market value	$4,768,445	$1,412,766	$4,181,093	$1,774,015	$640,570
Total assets	4,768,445	1,412,766	4,181,093	1,774,015	640,570

Liabilities:
Uncollected actuarial risk fee payable	180	51	151	63	23
Net assets	$4,768,265	$1,412,715	$4,180,942	$1,773,952	$640,547

Net assets:
Accumulation assets	4,768,265	1,412,715	4,180,942	1,773,952	640,547
Annuity assets	-	-	-	-	-
Net assets	$4,768,265	$1,412,715	$4,180,942	$1,773,952	$640,547

Units outstanding	550,596	287,779	860,910	370,850	76,846

Unit value	$8.67	$4.91	$4.87	$4.77	$8.34

Mutual funds, at cost	$4,777,600	$1,361,195	$4,582,502	$1,909,681	$640,963
Mutual fund shares	51,634	112,303	392,960	197,113	45,788
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities	Templeton Foreign Securities
Assets:
Mutual funds, at market value	$117,933,665	$12,257,444	$1,067,790	$4,907,851	$2,054,020
Total assets	117,933,665	12,257,444	1,067,790	4,907,851	2,054,020

Liabilities:
Uncollected actuarial risk fee payable	4,235	439	38	197	82
Net assets	$117,929,430	$12,257,005	$1,067,752	$4,907,654	$2,053,938

Net assets:
Accumulation assets	117,865,410	12,204,137	1,067,752	4,907,654	2,053,938
Annuity assets	64,020	52,868	-	-	-
Net assets	$117,929,430	$12,257,005	$1,067,752	$4,907,654	$2,053,938

Units outstanding	16,460,496	1,792,518	117,250	239,579	227,256

Unit value	$7.17	$6.84	$9.11	$20.48	$9.03

Mutual funds, at cost	$117,933,665	$11,628,871	$1,183,624	$5,345,053	$2,198,625
Mutual fund shares	117,933,665	628,587	43,906	521,003	163,537
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Assets and Liabilities (continued)

December 31, 2011

Wells Fargo Advantage Opportunity VT
Assets:
Mutual funds, at market value	$3,658,244
Total assets	3,658,244

Liabilities:
Uncollected actuarial risk fee payable	168
Net assets	$3,658,076

Net assets:
Accumulation assets	3,658,076
Annuity assets	-
Net assets	$3,658,076

Units outstanding	362,127

Unit value	$10.10

Mutual funds, at cost	$3,685,393
Mutual fund shares	210,486
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2011

	Direxion Dynamic VP HY Bond	Dreyfus VIF International Value	Federated Fund for U.S. Government Securities II	Federated High Income Bond II	Fidelity VIP Contrafund
Investment income (loss):
Dividend distributions	$940,169	$39,198	$251,100	$2,364,042	$142,730
Expenses:
Mortality and expense risk charge	(134,117)	(18,723)	(53,914)	(236,540)	(180,917)
Other expense charge	(63,114)	(8,811)	(38,057)	(139,141)	(106,422)
Net investment income (loss)	742,938	11,664	159,129	1,988,361	(144,609)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,902,975)	(71,131)	66,448	638,184	(390,194)
Change in unrealized appreciation/depreciation on investments during the year	1,067,732	(415,831)	(2,910)	(1,882,978)	(203,357)
Net realized and unrealized capital gain (loss) on investments	(835,243)	(486,962)	63,538	(1,244,794)	(593,551)
Net increase (decrease) in net assets from operations	$(92,305)	$(475,298)	$222,667	$743,567	$(738,160)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	Fidelity VIP Investment Grade Bond	Franklin Small- Mid Cap Growth Securities	Invesco V.I. Capital Appreciation
Investment income (loss):
Dividend distributions	$-	$231,341	$515,352	$-	$2,558
Expenses:
Mortality and expense risk charge	(72,877)	(91,373)	(176,584)	(48,693)	(12,384)
Other expense charge	(42,869)	(59,124)	(103,873)	(34,372)	(8,741)
Net investment income (loss)	(115,746)	80,844	234,895	(83,065)	(18,567)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	231,342	562,127	-	-
Realized capital gain (loss) on sales of fund shares	401,236	107,810	509,569	138,397	35,092
Change in unrealized appreciation/depreciation on investments during the year	(579,171)	(351,325)	(254,975)	(736,882)	(155,113)
Net realized and unrealized capital gain (loss) on investments	(177,935)	(12,173)	816,721	(598,485)	(120,021)
Net increase (decrease) in net assets from operations	$(293,681)	$68,671	$1,051,616	$(681,550)	$(138,588)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Invesco V.I. Government Securities**	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity	Neuberger Berman AMT Guardian	Neuberger Berman AMT Partners
Investment income (loss):
Dividend distributions	$-	$133,068	$3,451	$21,361	$-
Expenses:
Mortality and expense risk charge	(11,775)	(90,750)	(41,079)	(36,631)	(49,459)
Other expense charge	(6,316)	(37,368)	(16,915)	(25,857)	(34,912)
Net investment income (loss)	(18,091)	4,950	(54,543)	(41,127)	(84,371)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	36,180	361,686	423,093	67,903	(488,119)
Change in unrealized appreciation/depreciation on investments during the year	65,880	(1,115,249)	(539,101)	(564,287)	(191,427)
Net realized and unrealized capital gain (loss) on investments	102,060	(753,563)	(116,008)	(496,384)	(679,546)
Net increase (decrease) in net assets from operations	$83,969	$(748,613)	$(170,551)	$(537,511)	$(763,917)
** For the period April 29, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Oppenheimer Main Street Small- & Mid-Cap Fund/VA	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return	Rydex | SGI VT All-Asset Aggressive Strategy
Investment income (loss):
Dividend distributions	$12,330	$310,452	$502,319	$1,343,955	$10,032
Expenses:
Mortality and expense risk charge	(25,800)	(158,972)	(210,062)	(438,639)	(11,006)
Other expense charge	(12,141)	(102,864)	(135,923)	(283,825)	(5,827)
Net investment income (loss)	(25,611)	48,616	156,334	621,491	(6,801)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	650,144	640,318	-
Realized capital gain (loss) on sales of fund shares	197,562	92,493	1,248,305	593,963	179,315
Change in unrealized appreciation/depreciation on investments during the year	(364,991)	(257,455)	66,748	(966,646)	(201,914)
Net realized and unrealized capital gain (loss) on investments	(167,429)	(164,962)	1,965,197	267,635	(22,599)
Net increase (decrease) in net assets from operations	$(193,040)	$(116,346)	$2,121,531	$889,126	$(29,400)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex | SGI VT All-Asset Conservative Strategy	Rydex | SGI VT All-Asset Moderate Strategy	Rydex | SGI VT All Cap Value	Rydex | SGI VT CLS AdvisorOne Amerigo	Rydex | SGI VT CLS AdvisorOne Clermont
Investment income (loss):
Dividend distributions	$14,517	$20,121	$-	$-	$503,475
Expenses:
Mortality and expense risk charge	(26,014)	(41,797)	(4,889)	(645,875)	(243,318)
Other expense charge	(13,772)	(22,128)	(1,438)	(379,926)	(143,128)
Net investment income (loss)	(25,269)	(43,804)	(6,327)	(1,025,801)	117,029

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	25,400	121,718	12,662	2,035,845	(191,098)
Change in unrealized appreciation/depreciation on investments during the year	(105,425)	(280,831)	(42,308)	(6,792,203)	(436,657)
Net realized and unrealized capital gain (loss) on investments	(80,025)	(159,113)	(29,646)	(4,756,358)	(627,755)
Net increase (decrease) in net assets from operations	$(105,294)	$(202,917)	$(35,973)	$(5,782,159)	$(510,726)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex | SGI VT CLS AdvisorOne Select Allocation	Rydex | SGI VT Large Cap Value	Rydex | SGI VT Mid Cap Growth	Rydex | SGI VT Mid Cap Value	Rydex | SGI VT MSCI EAFE Equal Weight
Investment income (loss):
Dividend distributions	$384,957	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(239,441)	(29,547)	(11,464)	(28,040)	(86,049)
Other expense charge	(140,847)	(8,690)	(3,372)	(8,247)	(25,309)
Net investment income (loss)	4,669	(38,237)	(14,836)	(36,287)	(111,358)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(157,171)	575,639	114,705	(23,753)	(77,119)
Change in unrealized appreciation/depreciation on investments during the year	(1,263,133)	(243,070)	(192,851)	(338,126)	(1,246,145)
Net realized and unrealized capital gain (loss) on investments	(1,420,304)	332,569	(78,146)	(361,879)	(1,323,264)
Net increase (decrease) in net assets from operations	$(1,415,635)	$294,332	$(92,982)	$(398,166)	$(1,434,622)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex | SGI VT Multi-Hedge Strategies	Rydex | SGI VT Small Cap Value	Rydex | SGI VT U.S. Long Short Momentum	Rydex VT Banking	Rydex VT Basic Materials
Investment income (loss):
Dividend distributions	$-	$-	$-	$4,112	$-
Expenses:
Mortality and expense risk charge	(13,765)	(70,770)	(26,885)	(8,380)	(118,723)
Other expense charge	(7,287)	(20,815)	(14,233)	(4,437)	(62,854)
Net investment income (loss)	(21,052)	(91,585)	(41,118)	(8,705)	(181,577)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	1,150,073
Realized capital gain (loss) on sales of fund shares	67,519	843,856	(13,988)	(279,954)	1,165,879
Change in unrealized appreciation/depreciation on investments during the year	(36,772)	(1,414,872)	(155,705)	(76,983)	(4,582,038)
Net realized and unrealized capital gain (loss) on investments	30,747	(571,016)	(169,693)	(356,937)	(2,266,086)
Net increase (decrease) in net assets from operations	$9,695	$(662,601)	$(210,811)	$(365,642)	$(2,447,663)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Biotechnology	Rydex VT Commodities Strategy	Rydex VT Consumer Products	Rydex VT Dow 2x Strategy	Rydex VT Electronics
Investment income (loss):
Dividend distributions	$-	$380,139	$118,703	$-	$-
Expenses:
Mortality and expense risk charge	(36,519)	(40,132)	(47,816)	(33,149)	(22,082)
Other expense charge	(19,334)	(21,247)	(25,314)	(17,550)	(11,691)
Net investment income (loss)	(55,853)	318,760	45,573	(50,699)	(33,773)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	618,518
Realized capital gain (loss) on sales of fund shares	119,383	32,814	702,598	413,526	(1,086,153)
Change in unrealized appreciation/depreciation on investments during the year	(116,398)	(921,660)	(284,455)	(25,869)	(253,888)
Net realized and unrealized capital gain (loss) on investments	2,985	(888,846)	418,143	387,657	(721,523)
Net increase (decrease) in net assets from operations	$(52,868)	$(570,086)	$463,716	$336,958	$(755,296)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Energy	Rydex VT Energy Services	Rydex VT Europe 1.25x Strategy	Rydex VT Financial Services	Rydex VT Government Long Bond 1.2x Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$1,374	$109,475
Expenses:
Mortality and expense risk charge	(105,968)	(119,848)	(27,503)	(14,122)	(49,782)
Other expense charge	(56,101)	(63,449)	(14,561)	(7,477)	(26,355)
Net investment income (loss)	(162,069)	(183,297)	(42,064)	(20,225)	33,338

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	57,154	982,355	-	-	-
Realized capital gain (loss) on sales of fund shares	900,567	1,213,761	(447,950)	10,483	2,320,354
Change in unrealized appreciation/depreciation on investments during the year	(1,903,850)	(3,658,290)	(220,076)	(241,584)	235,643
Net realized and unrealized capital gain (loss) on investments	(946,129)	(1,462,174)	(668,026)	(231,101)	2,555,997
Net increase (decrease) in net assets from operations	$(1,108,198)	$(1,645,471)	$(710,090)	$(251,326)	$2,589,335
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Health Care	Rydex VT Internet	Rydex VT Inverse Dow 2x Strategy	Rydex VT Inverse Government Long Bond Strategy	Rydex VT Inverse Mid-Cap Strategy
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(49,020)	(16,988)	(28,800)	(37,757)	(2,924)
Other expense charge	(25,952)	(8,994)	(15,247)	(19,989)	(1,548)
Net investment income (loss)	(74,972)	(25,982)	(44,047)	(57,746)	(4,472)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	77,841	186,066	(1,476,992)	(1,421,773)	(108,565)
Change in unrealized appreciation/depreciation on investments during the year	(273,443)	(423,025)	(130,788)	(48,479)	12,291
Net realized and unrealized capital gain (loss) on investments	(195,602)	(236,959)	(1,607,780)	(1,470,252)	(96,274)
Net increase (decrease) in net assets from operations	$(270,574)	$(262,941)	$(1,651,827)	$(1,527,998)	$(100,746)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Inverse NASDAQ-100 Strategy	Rydex VT Inverse Russell 2000 Strategy	Rydex VT Inverse S&P 500 Strategy	Rydex VT Japan 2x Strategy	Rydex VT Leisure
Investment income (loss):
Dividend distributions	$-	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(22,122)	(13,131)	(33,949)	(13,383)	(7,890)
Other expense charge	(11,712)	(6,952)	(17,973)	(7,085)	(4,177)
Net investment income (loss)	(33,834)	(20,083)	(51,922)	(20,468)	(12,067)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(410,800)	(281,614)	(804,252)	(361,193)	19,127
Change in unrealized appreciation/depreciation on investments during the year	46,745	(8,443)	44,768	(297,123)	(136,587)
Net realized and unrealized capital gain (loss) on investments	(364,055)	(290,057)	(759,484)	(658,316)	(117,460)
Net increase (decrease) in net assets from operations	$(397,889)	$(310,140)	$(811,406)	$(678,784)	$(129,527)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Mid- Cap 1.5x Strategy	Rydex VT NASDAQ-100	Rydex VT NASDAQ-100 2x Strategy	Rydex VT Nova	Rydex VT Precious Metals
Investment income (loss):
Dividend distributions	$-	$-	$-	$2,872	$14,860
Expenses:
Mortality and expense risk charge	(45,829)	(84,260)	(127,596)	(43,269)	(198,679)
Other expense charge	(24,263)	(44,608)	(67,551)	(22,907)	(105,183)
Net investment income (loss)	(70,092)	(128,868)	(195,147)	(63,304)	(289,002)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	2,206,527	-	-
Realized capital gain (loss) on sales of fund shares	458,494	32,098	1,704,512	286,168	1,299,186
Change in unrealized appreciation/depreciation on investments during the year	(1,003,569)	(570,229)	(4,097,529)	(720,665)	(8,079,514)
Net realized and unrealized capital gain (loss) on investments	(545,075)	(538,131)	(186,490)	(434,497)	(6,780,328)
Net increase (decrease) in net assets from operations	$(615,167)	$(666,999)	$(381,637)	$(497,801)	$(7,069,330)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT Real Estate	Rydex VT Retailing	Rydex VT Russell 2000 1.5x Strategy	Rydex VT Russell 2000 2x Strategy	Rydex VT S&P 500 2x Strategy
Investment income (loss):
Dividend distributions	$119,205	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(42,546)	(13,656)	(22,948)	(28,003)	(48,289)
Other expense charge	(22,524)	(7,230)	(12,149)	(14,825)	(25,565)
Net investment income (loss)	54,135	(20,886)	(35,097)	(42,828)	(73,854)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	368,446	-
Realized capital gain (loss) on sales of fund shares	(217,273)	78,576	23,642	(515,768)	251,805
Change in unrealized appreciation/depreciation on investments during the year	(376,106)	6,819	(159,532)	(290,646)	(297,826)
Net realized and unrealized capital gain (loss) on investments	(593,379)	85,395	(135,890)	(437,968)	(46,021)
Net increase (decrease) in net assets from operations	$(539,244)	$64,509	$(170,987)	$(480,796)	$(119,875)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT S&P 500 Pure Growth	Rydex VT S&P 500 Pure Value	Rydex VT S&P MidCap 400 Pure Growth	Rydex VT S&P MidCap 400 Pure Value	Rydex VT S&P SmallCap 600 Pure Growth
Investment income (loss):
Dividend distributions	$-	$2,235	$-	$-	$-
Expenses:
Mortality and expense risk charge	(120,362)	(86,668)	(142,879)	(29,222)	(72,094)
Other expense charge	(63,721)	(45,883)	(75,642)	(15,470)	(38,168)
Net investment income (loss)	(184,083)	(130,316)	(218,521)	(44,692)	(110,262)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	673,192	-	-
Realized capital gain (loss) on sales of fund shares	1,374,211	(114,512)	1,633,004	318,678	414,581
Change in unrealized appreciation/depreciation on investments during the year	(1,828,348)	(1,173,131)	(2,853,144)	(544,567)	(862,074)
Net realized and unrealized capital gain (loss) on investments	(454,137)	(1,287,643)	(546,948)	(225,889)	(447,493)
Net increase (decrease) in net assets from operations	$(638,220)	$(1,417,959)	$(765,469)	$(270,581)	$(557,755)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT S&P SmallCap 600 Pure Value	Rydex VT Strengthening Dollar 2x Strategy	Rydex VT Technology	Rydex VT Telecommunications	Rydex VT Transportation
Investment income (loss):
Dividend distributions	$-	$-	$-	$15,941	$-
Expenses:
Mortality and expense risk charge	(32,284)	(14,497)	(45,439)	(12,493)	(7,571)
Other expense charge	(17,092)	(7,675)	(24,056)	(6,614)	(4,008)
Net investment income (loss)	(49,376)	(22,172)	(69,495)	(3,166)	(11,579)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	205,766	45,253	-
Realized capital gain (loss) on sales of fund shares	327,277	(249,188)	1,030,365	66,376	66,296
Change in unrealized appreciation/depreciation on investments during the year	(649,445)	162,748	(1,534,815)	(319,254)	(123,377)
Net realized and unrealized capital gain (loss) on investments	(322,168)	(86,440)	(298,684)	(207,625)	(57,081)
Net increase (decrease) in net assets from operations	$(371,544)	$(108,612)	$(368,179)	$(210,791)	$(68,660)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

	Rydex VT U.S. Government Money Market	Rydex VT Utilities	Rydex VT Weakening Dollar 2x Strategy	Templeton Developing Markets Securities	Templeton Foreign Securities
Investment income (loss):
Dividend distributions	$4,600	$189,796	$-	$141,394	$119,369
Expenses:
Mortality and expense risk charge	(1,162,924)	(62,019)	(12,160)	(96,594)	(48,601)
Other expense charge	(615,666)	(32,834)	(6,438)	(68,184)	(34,307)
Net investment income (loss)	(1,773,990)	94,943	(18,598)	(23,384)	36,461

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	225,371	110,215	571,302	36,378
Change in unrealized appreciation/depreciation on investments during the year	-	558,363	(173,137)	(2,377,389)	(674,603)
Net realized and unrealized capital gain (loss) on investments	-	783,734	(62,922)	(1,806,087)	(638,225)
Net increase (decrease) in net assets from operations	$(1,773,990)	$878,677	$(81,520)	$(1,829,471)	$(601,764)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2011

Wells Fargo Advantage Opportunity VT
Investment income (loss):
Dividend distributions	$10,000
Expenses:
Mortality and expense risk charge	(50,671)
Other expense charge	(32,787)
Net investment income (loss)	(73,458)

Net realized and unrealized capital gain (loss) on investments:
Capital gains distributions	-
Realized capital gain (loss) on sales of fund shares	103,769
Change in unrealized appreciation/depreciation on investments during the year	(726,335)
Net realized and unrealized capital gain (loss) on investments	(622,566)
Net increase (decrease) in net assets from operations	$(696,024)
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2011 and 2010

	Direxion Dynamic VP HY Bond		Dreyfus VIF International Value		Federated Fund for U.S. Government Securities II		Federated High Income Bond II
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$742,938	$1,007,122	$11,664	$8,316	$159,129	$313,746	$1,988,361	$1,967,746
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,902,975)	1,118,983	(71,131)	87,312	66,448	131,045	638,184	1,109,450
Change in unrealized appreciation/depreciation on investments during the year	1,067,732	(2,846,576)	(415,831)	(79,936)	(2,910)	(64,028)	(1,882,978)	371,327
Net increase (decrease) in net assets from operations	(92,305)	(720,471)	(475,298)	15,692	222,667	380,763	743,567	3,448,523

From contract owner transactions:
Variable annuity deposits	151,351	191,783	4,898	4,031	106,569	96,372	223,498	344,623
Contract owner maintenance charges	(167,178)	(207,395)	(17,498)	(36,023)	(64,266)	(122,910)	(278,681)	(303,731)
Terminations and withdrawals	(3,287,336)	(5,982,186)	(354,207)	(798,972)	(1,157,725)	(2,898,316)	(4,075,166)	(4,599,922)
Annuity payments	-	-	-	-	-	-	(1,612)	-
Transfers between subaccounts, net	21,108,309	(11,729,079)	(311,892)	(1,508,101)	(87,934)	(1,283,350)	(1,946,049)	1,016,136
Mortality Adjustments	-	-	-	-	-	-	(150)	-
Net increase (decrease) in net assets from contract owner transactions	17,805,146	(17,726,877)	(678,699)	(2,339,065)	(1,203,356)	(4,208,204)	(6,078,160)	(3,542,894)
Net increase (decrease) in net assets	17,712,841	(18,447,348)	(1,153,997)	(2,323,373)	(980,689)	(3,827,441)	(5,334,593)	(94,371)
Net assets at beginning of year	15,823,855	34,271,203	2,710,177	5,033,550	7,200,220	11,027,661	28,224,569	28,318,940
Net assets at end of year	$33,536,696	$15,823,855	$1,556,180	$2,710,177	$6,219,531	$7,200,220	$22,889,976	$28,224,569
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Fidelity VIP Contrafund		Fidelity VIP Growth Opportunities		Fidelity VIP Index 500		Fidelity VIP Investment Grade Bond
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(144,609)	$(85,986)	$(115,746)	$(58,290)	$80,844	$11,604	$234,895	$427,348
Capital gains distributions	-	10,137	-	-	231,342	177,099	562,127	277,122
Realized capital gain (loss) on sales of fund shares	(390,194)	(2,418,587)	401,236	265,248	107,810	5,647	509,569	934,591
Change in unrealized appreciation/depreciation on investments during the year	(203,357)	5,486,830	(579,171)	617,325	(351,325)	834,421	(254,975)	217,448
Net increase (decrease) in net assets from operations	(738,160)	2,992,394	(293,681)	824,283	68,671	1,028,771	1,051,616	1,856,509

From contract owner transactions:
Variable annuity deposits	320,851	132,028	50,888	42,223	22,835	90,192	146,076	604,223
Contract owner maintenance charges	(180,780)	(219,542)	(85,862)	(44,526)	(96,763)	(93,103)	(199,415)	(359,108)
Terminations and withdrawals	(3,627,578)	(5,207,538)	(984,871)	(488,361)	(1,818,775)	(2,088,239)	(3,204,170)	(4,978,678)
Annuity payments	-	-	(5,314)	(3,106)	-	-	(1,062)	-
Transfers between subaccounts, net	(1,813,430)	95,761	3,506,355	(570,433)	5,692,232	828,574	(5,866,935)	(743,110)
Mortality Adjustments	-	-	-	-	-	-	(110)	-
Net increase (decrease) in net assets from contract owner transactions	(5,300,937)	(5,199,291)	2,481,196	(1,064,203)	3,799,529	(1,262,576)	(9,125,616)	(5,476,673)
Net increase (decrease) in net assets	(6,039,097)	(2,206,897)	2,187,515	(239,920)	3,868,200	(233,805)	(8,074,000)	(3,620,164)
Net assets at beginning of year	24,106,411	26,313,308	5,263,078	5,502,998	9,099,502	9,333,307	24,449,713	28,069,877
Net assets at end of year	$18,067,314	$24,106,411	$7,450,593	$5,263,078	$12,967,702	$9,099,502	$16,375,713	$24,449,713
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Franklin Small-Mid Cap Growth Securities		Invesco V.I. Capital Appreciation		Invesco V.I. Government Securities **	Invesco V.I. International Growth
	2011	2010	2011	2010	2011	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(83,065)	$(36,057)	$(18,567)	$(9,611)	$(18,091)	$4,950	$42,398
Capital gains distributions	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	138,397	266,346	35,092	(20,557)	36,180	361,686	(562,170)
Change in unrealized appreciation/depreciation on investments during the year	(736,882)	503,376	(155,113)	199,318	65,880	(1,115,249)	1,743,633
Net increase (decrease) in net assets from operations	(681,550)	733,665	(138,588)	169,150	83,969	(748,613)	1,223,861

From contract owner transactions:
Variable annuity deposits	125,948	6,487	19,712	46,109	1,174	54,337	97,740
Contract owner maintenance charges	(61,272)	(24,832)	(12,812)	(14,276)	(12,259)	(101,622)	(134,753)
Terminations and withdrawals	(884,844)	(479,562)	(131,510)	(271,383)	(201,609)	(1,616,825)	(2,634,911)
Annuity payments	-	-	-	-	-	-	-
Transfers between subaccounts, net	306,574	2,502,841	(165,643)	246,788	3,595,298	(2,236,481)	2,233,965
Mortality Adjustments	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(513,594)	2,004,934	(290,253)	7,238	3,382,604	(3,900,591)	(437,959)
Net increase (decrease) in net assets	(1,195,144)	2,738,599	(428,841)	176,388	3,466,573	(4,649,204)	785,902
Net assets at beginning of year	4,604,896	1,866,297	1,646,222	1,469,834	-	15,322,822	14,536,920
Net assets at end of year	$3,409,752	$4,604,896	$1,217,381	$1,646,222	$3,466,573	$10,673,618	$15,322,822
** For the period April 29, 2011 (inception date) to December 31, 2011. See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Invesco V.I. Mid Cap Core Equity		Neuberger Berman AMT Guardian		Neuberger Berman AMT Partners		Oppenheimer Main Street Small- & Mid-Cap Fund/VA
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(54,543)	$(58,001)	$(41,127)	$(22,474)	$(84,371)	$(66,225)	$(25,611)	$(27,253)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	423,093	(337,285)	67,903	46,045	(488,119)	(2,835,962)	197,562	8,430
Change in unrealized appreciation/depreciation on investments during the year	(539,101)	1,233,777	(564,287)	365,627	(191,427)	3,711,597	(364,991)	372,893
Net increase (decrease) in net assets from operations	(170,551)	838,491	(537,511)	389,198	(763,917)	809,410	(193,040)	354,070

From contract owner transactions:
Variable annuity deposits	10,858	20,958	76,080	4,619	40,887	94,079	44,943	13,143
Contract owner maintenance charges	(46,947)	(74,606)	(42,054)	(21,239)	(45,120)	(63,924)	(26,929)	(34,884)
Terminations and withdrawals	(1,058,527)	(1,913,905)	(894,764)	(518,200)	(1,017,436)	(1,395,139)	(408,395)	(412,823)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	(4,451,418)	1,289,453	2,350,588	662,943	484,013	(3,775,931)	(1,254,823)	2,557,996
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(5,546,034)	(678,100)	1,489,850	128,123	(537,656)	(5,140,915)	(1,645,204)	2,123,432
Net increase (decrease) in net assets	(5,716,585)	160,391	952,339	517,321	(1,301,573)	(4,331,505)	(1,838,244)	2,477,502
Net assets at beginning of year	8,064,942	7,904,551	2,910,129	2,392,808	5,952,983	10,284,488	4,315,266	1,837,764
Net assets at end of year	$2,348,357	$8,064,942	$3,862,468	$2,910,129	$4,651,410	$5,952,983	$2,477,022	$4,315,266
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	PIMCO VIT Low Duration		PIMCO VIT Real Return		PIMCO VIT Total Return		Rydex | SGI VT All-Asset Aggressive Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$48,616	$38,368	$156,334	$8,759	$621,491	$702,130	$(6,801)	$(7,600)
Capital gains distributions	-	57,983	650,144	198,267	640,318	1,764,290	-	-
Realized capital gain (loss) on sales of fund shares	92,493	210,989	1,248,305	829,133	593,963	2,270,321	179,315	104,129
Change in unrealized appreciation/depreciation on investments during the year	(257,455)	406,423	66,748	595,915	(966,646)	(78,774)	(201,914)	123,409
Net increase (decrease) in net assets from operations	(116,346)	713,763	2,121,531	1,632,074	889,126	4,657,967	(29,400)	219,938

From contract owner transactions:
Variable annuity deposits	435,763	202,912	809,791	627,315	367,794	2,772,972	2,565	1,147
Contract owner maintenance charges	(203,837)	(234,521)	(244,866)	(265,111)	(467,161)	(745,551)	(23,568)	(31,383)
Terminations and withdrawals	(2,493,186)	(4,030,404)	(4,439,757)	(4,777,130)	(12,604,190)	(16,319,912)	(400,742)	(309,592)
Annuity payments	-	-	(9,161)	(3,454)	(985)	(5,121)	-	-
Transfers between subaccounts, net	1,557,655	4,769,497	6,591,309	2,883,387	1,460,045	(1,719,974)	(751,707)	446,027
Mortality Adjustments	-	-	-	-	(100)	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(703,605)	707,484	2,707,316	(1,534,993)	(11,244,597)	(16,017,586)	(1,173,452)	106,199
Net increase (decrease) in net assets	(819,951)	1,421,247	4,828,847	97,081	(10,355,471)	(11,359,619)	(1,202,852)	326,137
Net assets at beginning of year	17,679,828	16,258,581	20,555,805	20,458,724	56,777,529	68,137,148	2,138,313	1,812,176
Net assets at end of year	$16,859,877	$17,679,828	$25,384,652	$20,555,805	$46,422,058	$56,777,529	$935,461	$2,138,313
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT All-Asset Conservative Strategy		Rydex | SGI VT All-Asset Moderate Strategy		Rydex | SGI VT All Cap Value		Rydex | SGI VT CLS AdvisorOne Amerigo
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(25,269)	$37,815	$(43,804)	$34,237	$(6,327)	$(4,042)	$(1,025,801)	$(1,159,940)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	25,400	31,683	121,718	97,923	12,662	19,525	2,035,845	(1,433,168)
Change in unrealized appreciation/depreciation on investments during the year	(105,425)	69,497	(280,831)	210,418	(42,308)	26,028	(6,792,203)	13,486,375
Net increase (decrease) in net assets from operations	(105,294)	138,995	(202,917)	342,578	(35,973)	41,511	(5,782,159)	10,893,267

From contract owner transactions:
Variable annuity deposits	4,240	94,605	4,936	1,694	1,203	10,179	489,425	813,128
Contract owner maintenance charges	(33,700)	(32,588)	(48,813)	(116,801)	(5,350)	(3,103)	(716,625)	(937,637)
Terminations and withdrawals	(669,446)	(663,415)	(599,230)	(1,715,370)	(37,175)	(46,215)	(15,115,339)	(18,370,597)
Annuity payments	-	-	-	-	-	-	(15,692)	(2,078)
Transfers between subaccounts, net	679,102	1,010,489	(121,176)	(145,715)	518,041	20,649	(4,175,740)	(6,443,490)
Mortality Adjustments	-	-	-	-	-	-	(1,138)	-
Net increase (decrease) in net assets from contract owner transactions	(19,804)	409,091	(764,283)	(1,976,192)	476,719	(18,490)	(19,535,109)	(24,940,674)
Net increase (decrease) in net assets	(125,098)	548,086	(967,200)	(1,633,614)	440,746	23,021	(25,317,268)	(14,047,407)
Net assets at beginning of year	2,868,044	2,319,958	5,388,416	7,022,030	411,943	388,922	90,007,980	104,055,387
Net assets at end of year	$2,742,946	$2,868,044	$4,421,216	$5,388,416	$852,689	$411,943	$64,690,712	$90,007,980
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT CLS AdvisorOne Clermont		Rydex | SGI VT CLS AdvisorOne Select Allocation		Rydex | SGI VT Large Cap Value		Rydex | SGI VT Mid Cap Growth
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$117,029	$119,050	$4,669	$94,277	$(38,237)	$(25,391)	$(14,836)	$(11,550)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(191,098)	(746,052)	(157,171)	(1,526,027)	575,639	60,059	114,705	158,442
Change in unrealized appreciation/depreciation on investments during the year	(436,657)	3,343,536	(1,263,133)	4,978,344	(243,070)	223,159	(192,851)	10,676
Net increase (decrease) in net assets from operations	(510,726)	2,716,534	(1,415,635)	3,546,594	294,332	257,827	(92,982)	157,568

From contract owner transactions:
Variable annuity deposits	200,657	311,121	201,735	303,790	24,622	388,065	18,275	9,857
Contract owner maintenance charges	(218,479)	(267,818)	(267,285)	(346,174)	(31,721)	(23,099)	(12,137)	(10,034)
Terminations and withdrawals	(5,503,235)	(6,516,813)	(5,104,170)	(6,345,707)	(587,446)	(417,178)	(209,731)	(109,531)
Annuity payments	(8,858)	(3,390)	(9,321)	-	-	-	-	-
Transfers between subaccounts, net	4,752,648	2,290,300	(164,760)	(1,727,476)	(3,508,971)	4,892,145	(1,680,655)	1,816,875
Mortality Adjustments	(477)	-	(819)	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(777,744)	(4,186,600)	(5,344,620)	(8,115,567)	(4,103,516)	4,839,933	(1,884,248)	1,707,167
Net increase (decrease) in net assets	(1,288,470)	(1,470,066)	(6,760,255)	(4,568,973)	(3,809,184)	5,097,760	(1,977,230)	1,864,735
Net assets at beginning of year	29,258,425	30,728,491	31,395,331	35,964,304	5,893,984	796,224	2,786,553	921,818
Net assets at end of year	$27,969,955	$29,258,425	$24,635,076	$31,395,331	$2,084,800	$5,893,984	$809,323	$2,786,553
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT Mid Cap Value		Rydex | SGI VT MSCI EAFE Equal Weight		Rydex | SGI VT Multi-Hedge Strategies		Rydex | SGI VT Small Cap Value
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(36,287)	$(35,009)	$(111,358)	$(110,419)	$(21,052)	$(27,504)	$(91,585)	$(99,234)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(23,753)	380,412	(77,119)	(704,132)	67,519	(75,875)	843,856	1,141,094
Change in unrealized appreciation/depreciation on investments during the year	(338,126)	30,254	(1,246,145)	2,009,342	(36,772)	178,309	(1,414,872)	429,363
Net increase (decrease) in net assets from operations	(398,166)	375,657	(1,434,622)	1,194,791	9,695	74,930	(662,601)	1,471,223

From contract owner transactions:
Variable annuity deposits	131,247	63,003	189,647	94,974	13,090	26,285	183,604	85,166
Contract owner maintenance charges	(30,769)	(32,407)	(88,850)	(92,382)	(13,732)	(22,688)	(74,172)	(89,213)
Terminations and withdrawals	(459,154)	(577,112)	(1,402,674)	(1,761,289)	(257,766)	(370,967)	(1,346,113)	(1,497,327)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	1,196,623	518,089	(5,323,819)	2,791,231	(43,411)	(418,559)	(1,016,261)	205,050
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	837,947	(28,427)	(6,625,696)	1,032,534	(301,819)	(785,929)	(2,252,942)	(1,296,324)
Net increase (decrease) in net assets	439,781	347,230	(8,060,318)	2,227,325	(292,124)	(710,999)	(2,915,543)	174,899
Net assets at beginning of year	2,397,400	2,050,170	13,398,936	11,171,611	2,174,126	2,885,125	9,603,961	9,429,062
Net assets at end of year	$2,837,181	$2,397,400	$5,338,618	$13,398,936	$1,882,002	$2,174,126	$6,688,418	$9,603,961
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex | SGI VT U.S. Long Short Momentum		Rydex VT Banking		Rydex VT Basic Materials		Rydex VT Biotechnology
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(41,118)	$(55,585)	$(8,705)	$7,167	$(181,577)	$(82,357)	$(55,853)	$(56,478)
Capital gains distributions	-	-	-	-	1,150,073	-	-	-
Realized capital gain (loss) on sales of fund shares	(13,988)	(487,608)	(279,954)	(12,706)	1,165,879	577,787	119,383	379,917
Change in unrealized appreciation/depreciation on investments during the year	(155,705)	805,835	(76,983)	74,002	(4,582,038)	1,960,237	(116,398)	55,252
Net increase (decrease) in net assets from operations	(210,811)	262,642	(365,642)	68,463	(2,447,663)	2,455,667	(52,868)	378,691

From contract owner transactions:
Variable annuity deposits	32,896	15,285	34,382	17,077	245,603	208,443	55,236	49,331
Contract owner maintenance charges	(29,275)	(42,873)	(11,112)	(22,030)	(145,173)	(158,834)	(46,115)	(45,300)
Terminations and withdrawals	(574,776)	(692,667)	(83,899)	(268,960)	(1,807,700)	(2,066,369)	(526,270)	(498,675)
Annuity payments	-	-	(23,703)	-	(788)	-	(370)	-
Transfers between subaccounts, net	(764,862)	(1,032,606)	(291,927)	(126,148)	(9,267,420)	5,135,280	381,778	126,644
Mortality Adjustments	-	-	(965)	-	(63)	-	(31)	-
Net increase (decrease) in net assets from contract owner transactions	(1,336,017)	(1,752,861)	(377,224)	(400,061)	(10,975,541)	3,118,520	(135,772)	(368,000)
Net increase (decrease) in net assets	(1,546,828)	(1,490,219)	(742,866)	(331,598)	(13,423,204)	5,574,187	(188,640)	10,691
Net assets at beginning of year	4,078,365	5,568,584	1,194,379	1,525,977	20,168,075	14,593,888	3,387,322	3,376,631
Net assets at end of year	$2,531,537	$4,078,365	$451,513	$1,194,379	$6,744,871	$20,168,075	$3,198,682	$3,387,322
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Commodities Strategy		Rydex VT Consumer Products		Rydex VT Dow 2x Strategy		Rydex VT Electronics
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$318,760	$(43,300)	$45,573	$19,255	$(50,699)	$(24,791)	$(33,773)	$(28,858)
Capital gains distributions	-	-	-	-	-	-	618,518	335,409
Realized capital gain (loss) on sales of fund shares	32,814	(187,056)	702,598	508,382	413,526	938,100	(1,086,153)	56,685
Change in unrealized appreciation/depreciation on investments during the year	(921,660)	467,176	(284,455)	407,981	(25,869)	(14,400)	(253,888)	(680,134)
Net increase (decrease) in net assets from operations	(570,086)	236,820	463,716	935,618	336,958	898,909	(755,296)	(316,898)

From contract owner transactions:
Variable annuity deposits	63,914	61,306	36,665	50,607	67,955	41,686	28,338	30,568
Contract owner maintenance charges	(44,816)	(34,923)	(56,736)	(59,035)	(44,171)	(42,864)	(24,857)	(23,405)
Terminations and withdrawals	(529,199)	(535,172)	(801,870)	(1,002,652)	(658,334)	(553,790)	(269,327)	(340,757)
Annuity payments	-	-	-	-	-	-	(366)	-
Transfers between subaccounts, net	(331,413)	731,931	2,281,887	1,142,929	515,277	(3,166,430)	(554,921)	(3,106,670)
Mortality Adjustments	-	-	-	-	-	-	(27)	-
Net increase (decrease) in net assets from contract owner transactions	(841,514)	223,142	1,459,946	131,849	(119,273)	(3,721,398)	(821,160)	(3,440,264)
Net increase (decrease) in net assets	(1,411,600)	459,962	1,923,662	1,067,467	217,685	(2,822,489)	(1,576,456)	(3,757,162)
Net assets at beginning of year	4,590,223	4,130,261	6,074,096	5,006,629	4,363,971	7,186,460	2,376,742	6,133,904
Net assets at end of year	$3,178,623	$4,590,223	$7,997,758	$6,074,096	$4,581,656	$4,363,971	$800,286	$2,376,742
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Energy		Rydex VT Energy Services		Rydex VT Europe 1.25x Strategy		Rydex VT Financial Services
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(162,069)	$(81,759)	$(183,297)	$(141,769)	$(42,064)	$(6,941)	$(20,225)	$(13,970)
Capital gains distributions	57,154	-	982,355	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	900,567	(459,771)	1,213,761	(203,680)	(447,950)	(1,229,761)	10,483	(130,486)
Change in unrealized appreciation/depreciation on investments during the year	(1,903,850)	2,108,863	(3,658,290)	2,367,345	(220,076)	(339,857)	(241,584)	30,901
Net increase (decrease) in net assets from operations	(1,108,198)	1,567,333	(1,645,471)	2,021,896	(710,090)	(1,576,559)	(251,326)	(113,555)

From contract owner transactions:
Variable annuity deposits	215,894	98,858	346,089	89,760	40,907	86,479	27,618	34,808
Contract owner maintenance charges	(126,488)	(120,276)	(148,965)	(116,740)	(27,487)	(54,654)	(14,793)	(30,341)
Terminations and withdrawals	(1,583,066)	(1,173,877)	(1,823,522)	(1,407,359)	(410,611)	(871,416)	(228,037)	(374,205)
Annuity payments	-	-	(358)	-	-	-	-	-
Transfers between subaccounts, net	(1,202,475)	1,307,484	(5,246,422)	2,782,960	(1,479,169)	(2,411,062)	290,165	268,073
Mortality Adjustments	-	-	(28)	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(2,696,135)	112,189	(6,873,206)	1,348,621	(1,876,360)	(3,250,653)	74,953	(101,665)
Net increase (decrease) in net assets	(3,804,333)	1,679,522	(8,518,677)	3,370,517	(2,586,450)	(4,827,212)	(176,373)	(215,220)
Net assets at beginning of year	13,899,033	12,219,511	15,971,591	12,601,074	4,223,653	9,050,865	1,749,614	1,964,834
Net assets at end of year	$10,094,700	$13,899,033	$7,452,914	$15,971,591	$1,637,203	$4,223,653	$1,573,241	$1,749,614
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Government Long Bond 1.2x Strategy		Rydex VT Health Care		Rydex VT Internet		Rydex VT Inverse Dow 2x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$33,338	$89,252	$(74,972)	$(45,366)	$(25,982)	$(48,117)	$(44,047)	$(66,944)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	2,320,354	38,097	77,841	376,856	186,066	633,543	(1,476,992)	(1,670,850)
Change in unrealized appreciation/depreciation on investments during the year	235,643	299,084	(273,443)	(209,219)	(423,025)	(121,204)	(130,788)	(33,788)
Net increase (decrease) in net assets from operations	2,589,335	426,433	(270,574)	122,271	(262,941)	464,222	(1,651,827)	(1,771,582)

From contract owner transactions:
Variable annuity deposits	46,249	72,430	204,524	38,192	18,955	23,141	83,696	140,104
Contract owner maintenance charges	(57,252)	(90,952)	(56,560)	(45,632)	(19,769)	(36,563)	(26,973)	(38,327)
Terminations and withdrawals	(2,008,170)	(1,581,017)	(808,736)	(649,076)	(306,589)	(494,548)	(265,278)	(311,587)
Annuity payments	-	-	-	-	(399)	-	-	-
Transfers between subaccounts, net	1,251,797	1,928,928	4,382,237	(2,208,895)	(1,393,984)	(2,615,956)	(513,568)	(1,326,250)
Mortality Adjustments	-	-	-	-	(32)	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(767,376)	329,389	3,721,465	(2,865,411)	(1,701,818)	(3,123,926)	(722,123)	(1,536,060)
Net increase (decrease) in net assets	1,821,959	755,822	3,450,891	(2,743,140)	(1,964,759)	(2,659,704)	(2,373,950)	(3,307,642)
Net assets at beginning of year	4,233,616	3,477,794	3,321,845	6,064,985	3,011,646	5,671,350	5,085,906	8,393,548
Net assets at end of year	$6,055,575	$4,233,616	$6,772,736	$3,321,845	$1,046,887	$3,011,646	$2,711,956	$5,085,906
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Inverse Government Long Bond Strategy		Rydex VT Inverse Mid-Cap Strategy		Rydex VT Inverse NASDAQ- 100 Strategy		Rydex VT Inverse Russell 2000 Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(57,746)	$(61,265)	$(4,472)	$(6,477)	$(33,834)	$(56,641)	$(20,083)	$(30,948)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,421,773)	(605,555)	(108,565)	(521,431)	(410,800)	(1,437,674)	(281,614)	(946,461)
Change in unrealized appreciation/depreciation on investments during the year	(48,479)	(138,339)	12,291	266,504	46,745	194,323	(8,443)	167,253
Net increase (decrease) in net assets from operations	(1,527,998)	(805,159)	(100,746)	(261,404)	(397,889)	(1,299,992)	(310,140)	(810,156)

From contract owner transactions:
Variable annuity deposits	91,792	70,611	40,469	7,198	120,988	46,945	62,822	57,995
Contract owner maintenance charges	(33,708)	(48,400)	(2,864)	(5,713)	(29,181)	(42,836)	(11,363)	(16,705)
Terminations and withdrawals	(418,251)	(647,351)	(31,017)	(26,850)	(283,234)	(268,032)	(280,139)	(242,635)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	(1,385,691)	(746,366)	135,886	(1,653,457)	123,978	(788,774)	209,663	(1,395,015)
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,745,858)	(1,371,506)	142,474	(1,678,822)	(67,449)	(1,052,697)	(19,017)	(1,596,360)
Net increase (decrease) in net assets	(3,273,856)	(2,176,665)	41,728	(1,940,226)	(465,338)	(2,352,689)	(329,157)	(2,406,516)
Net assets at beginning of year	5,340,855	7,517,520	139,811	2,080,037	2,694,892	5,047,581	1,504,300	3,910,816
Net assets at end of year	$2,066,999	$5,340,855	$181,539	$139,811	$2,229,554	$2,694,892	$1,175,143	$1,504,300
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Inverse S&P 500 Strategy		Rydex VT Japan 2x Strategy		Rydex VT Leisure		Rydex VT Mid-Cap 1.5x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(51,922)	$(91,280)	$(20,468)	$(35,193)	$(12,067)	$(18,990)	$(70,092)	$(65,585)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(804,252)	(1,330,715)	(361,193)	38,016	19,127	86,461	458,494	1,040,294
Change in unrealized appreciation/depreciation on investments during the year	44,768	(70,095)	(297,123)	20,402	(136,587)	123,112	(1,003,569)	390,318
Net increase (decrease) in net assets from operations	(811,406)	(1,492,090)	(678,784)	23,225	(129,527)	190,583	(615,167)	1,365,027

From contract owner transactions:
Variable annuity deposits	282,011	58,687	88,854	89,631	3,417	15,215	186,036	38,283
Contract owner maintenance charges	(34,487)	(76,002)	(12,484)	(33,389)	(7,558)	(14,624)	(60,045)	(59,182)
Terminations and withdrawals	(481,182)	(960,621)	(196,909)	(501,635)	(172,702)	(208,795)	(906,150)	(912,459)
Annuity payments	-	-	-	-	-	-	(1,047)	-
Transfers between subaccounts, net	1,121,686	177,802	(549,640)	(1,160,296)	(1,059,785)	1,323,679	733,613	329,292
Mortality Adjustments	-	-	-	-	-	-	(72)	-
Net increase (decrease) in net assets from contract owner transactions	888,028	(800,134)	(670,179)	(1,605,689)	(1,236,628)	1,115,475	(47,665)	(604,066)
Net increase (decrease) in net assets	76,622	(2,292,224)	(1,348,963)	(1,582,464)	(1,366,155)	1,306,058	(662,832)	760,961
Net assets at beginning of year	3,505,728	5,797,952	2,372,648	3,955,112	2,011,219	705,161	6,799,473	6,038,512
Net assets at end of year	$3,582,350	$3,505,728	$1,023,685	$2,372,648	$645,064	$2,011,219	$6,136,641	$6,799,473
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT NASDAQ-100		Rydex VT NASDAQ-100 2x Strategy		Rydex VT Nova		Rydex VT Precious Metals
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(128,868)	$(93,407)	$(195,147)	$(180,421)	$(63,304)	$(182,003)	$(289,002)	$(316,220)
Capital gains distributions	-	-	2,206,527	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	32,098	1,570,720	1,704,512	4,017,757	286,168	3,182,023	1,299,186	3,657,967
Change in unrealized appreciation/depreciation on investments during the year	(570,229)	(143,889)	(4,097,529)	(26,342)	(720,665)	(1,088,258)	(8,079,514)	4,295,957
Net increase (decrease) in net assets from operations	(666,999)	1,333,424	(381,637)	3,810,994	(497,801)	1,911,762	(7,069,330)	7,637,704

From contract owner transactions:
Variable annuity deposits	126,021	197,733	3,893,931	4,964,343	149,155	149,334	750,208	234,081
Contract owner maintenance charges	(117,520)	(74,283)	(292,576)	(200,024)	(54,555)	(178,959)	(211,845)	(247,290)
Terminations and withdrawals	(1,367,002)	(1,237,981)	(3,024,275)	(1,533,740)	(740,788)	(2,670,876)	(3,500,020)	(3,100,182)
Annuity payments	(791)	-	-	-	(810)	-	(801)	-
Transfers between subaccounts, net	(1,025,936)	2,864,550	(2,369,535)	(10,392,412)	(961,738)	(10,349,696)	(9,398,786)	7,423,240
Mortality Adjustments	(69)	-	-	-	(65)	-	(70)	-
Net increase (decrease) in net assets from contract owner transactions	(2,385,297)	1,750,019	(1,792,455)	(7,161,833)	(1,608,801)	(13,050,197)	(12,361,314)	4,309,849
Net increase (decrease) in net assets	(3,052,296)	3,083,443	(2,174,092)	(3,350,839)	(2,106,602)	(11,138,435)	(19,430,644)	11,947,553
Net assets at beginning of year	12,372,850	9,289,407	15,529,762	18,880,601	6,934,774	18,073,209	34,160,330	22,212,777
Net assets at end of year	$9,320,554	$12,372,850	$13,355,670	$15,529,762	$4,828,172	$6,934,774	$14,729,686	$34,160,330
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Real Estate		Rydex VT Retailing		Rydex VT Russell 2000 1.5x Strategy		Rydex VT Russell 2000 2x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$54,135	$56,301	$(20,886)	$(16,497)	$(35,097)	$(39,466)	$(42,828)	$(32,362)
Capital gains distributions	-	-	-	-	-	-	368,446	-
Realized capital gain (loss) on sales of fund shares	(217,273)	720,356	78,576	92,702	23,642	548,107	(515,768)	881,433
Change in unrealized appreciation/depreciation on investments during the year	(376,106)	154,253	6,819	14,316	(159,532)	70,418	(290,646)	19,017
Net increase (decrease) in net assets from operations	(539,244)	930,910	64,509	90,521	(170,987)	579,059	(480,796)	868,088

From contract owner transactions:
Variable annuity deposits	154,439	117,081	23,480	37,228	2,129	5,999	1,610,280	-
Contract owner maintenance charges	(48,692)	(69,450)	(17,585)	(11,340)	(31,669)	(38,502)	(37,230)	(37,911)
Terminations and withdrawals	(633,761)	(1,062,909)	(244,984)	(221,716)	(429,796)	(455,911)	(271,989)	(357,065)
Annuity payments	(45,048)	-	-	-	-	-	-	-
Transfers between subaccounts, net	(186,410)	(3,706,037)	2,731,061	190,881	1,441,284	568,385	2,076,703	(304,526)
Mortality Adjustments	(2,714)	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	(762,186)	(4,721,315)	2,491,972	(4,947)	981,948	79,971	3,377,764	(699,502)
Net increase (decrease) in net assets	(1,301,430)	(3,790,405)	2,556,481	85,574	810,961	659,030	2,896,968	168,586
Net assets at beginning of year	5,132,314	8,922,719	1,256,113	1,170,539	3,336,734	2,677,704	3,001,249	2,832,663
Net assets at end of year	$3,830,884	$5,132,314	$3,812,594	$1,256,113	$4,147,695	$3,336,734	$5,898,217	$3,001,249
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT S&P 500 2x Strategy		Rydex VT S&P 500 Pure Growth		Rydex VT S&P 500 Pure Value		Rydex VT S&P MidCap 400 Pure Growth
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(73,854)	$(82,641)	$(184,083)	$(148,535)	$(130,316)	$(52,177)	$(218,521)	$(150,839)
Capital gains distributions	-	-	-	-	-	-	673,192	-
Realized capital gain (loss) on sales of fund shares	251,805	778,186	1,374,211	2,982,595	(114,512)	1,020,292	1,633,004	2,895,344
Change in unrealized appreciation/depreciation on investments during the year	(297,826)	342,059	(1,828,348)	(209,765)	(1,173,131)	346,920	(2,853,144)	251,372
Net increase (decrease) in net assets from operations	(119,875)	1,037,604	(638,220)	2,624,295	(1,417,959)	1,315,035	(765,469)	2,995,877

From contract owner transactions:
Variable annuity deposits	77,227	148,258	220,755	196,883	40,568	94,060	970,643	523,934
Contract owner maintenance charges	(70,008)	(83,704)	(149,162)	(126,104)	(96,585)	(84,255)	(159,992)	(115,720)
Terminations and withdrawals	(568,508)	(995,861)	(2,225,865)	(2,109,564)	(1,466,023)	(1,493,630)	(2,476,780)	(1,632,241)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	1,566,538	(4,469,532)	(4,662,984)	2,944,806	3,009,269	(34,731)	(3,633,824)	4,261,109
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	1,005,249	(5,400,839)	(6,817,256)	906,021	1,487,229	(1,518,556)	(5,299,953)	3,037,082
Net increase (decrease) in net assets	885,374	(4,363,235)	(7,455,476)	3,530,316	69,270	(203,521)	(6,065,422)	6,032,959
Net assets at beginning of year	5,927,790	10,291,025	16,842,446	13,312,130	6,970,389	7,173,910	18,201,058	12,168,099
Net assets at end of year	$6,813,164	$5,927,790	$9,386,970	$16,842,446	$7,039,659	$6,970,389	$12,135,636	$18,201,058
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT S&P MidCap 400 Pure Value		Rydex VT S&P SmallCap 600 Pure Growth		Rydex VT S&P SmallCap 600 Pure Value		Rydex VT Strengthening Dollar 2x Strategy
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(44,692)	$(45,630)	$(110,262)	$(68,300)	$(49,376)	$(102,254)	$(22,172)	$(54,653)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	318,678	674,997	414,581	799,539	327,277	(339,605)	(249,188)	(378,801)
Change in unrealized appreciation/depreciation on investments during the year	(544,567)	(207,314)	(862,074)	635,390	(649,445)	183,235	162,748	274,589
Net increase (decrease) in net assets from operations	(270,581)	422,053	(557,755)	1,366,629	(371,544)	(258,624)	(108,612)	(158,865)

From contract owner transactions:
Variable annuity deposits	57,163	23,676	293,767	94,539	381,496	493,626	4,639	34,416
Contract owner maintenance charges	(32,371)	(72,074)	(84,950)	(56,223)	(38,715)	(90,918)	(14,163)	(56,208)
Terminations and withdrawals	(542,866)	(1,124,910)	(1,462,460)	(935,573)	(740,456)	(1,230,269)	(203,841)	(653,039)
Annuity payments	-	-	-	-	-	-	-	-
Transfers between subaccounts, net	1,439,876	(1,963,564)	1,148,814	3,497,868	51,116	1,234,758	(1,162,161)	358,734
Mortality Adjustments	-	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	921,802	(3,136,872)	(104,829)	2,600,611	(346,559)	407,197	(1,375,526)	(316,097)
Net increase (decrease) in net assets	651,221	(2,714,819)	(662,584)	3,967,240	(718,103)	148,573	(1,484,138)	(474,962)
Net assets at beginning of year	4,306,174	7,020,993	9,074,765	5,107,525	5,486,368	5,337,795	2,896,853	3,371,815
Net assets at end of year	$4,957,395	$4,306,174	$8,412,181	$9,074,765	$4,768,265	$5,486,368	$1,412,715	$2,896,853
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Technology		Rydex VT Telecommunications		Rydex VT Transportation		Rydex VT U.S. Government Money Market
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(69,495)	$(125,029)	$(3,166)	$12,911	$(11,579)	$(27,264)	$(1,773,990)	$(2,168,168)
Capital gains distributions	205,766	-	45,253	-	-	-	-	5,856
Realized capital gain (loss) on sales of fund shares	1,030,365	1,511,895	66,376	88,384	66,296	(162,794)	-	-
Change in unrealized appreciation/depreciation on investments during the year	(1,534,815)	(810,643)	(319,254)	143,331	(123,377)	107,144	-	-
Net increase (decrease) in net assets from operations	(368,179)	576,223	(210,791)	244,626	(68,660)	(82,914)	(1,773,990)	(2,162,312)

From contract owner transactions:
Variable annuity deposits	73,598	89,744	16,236	25,846	52,049	18,283	10,591,469	18,076,998
Contract owner maintenance charges	(54,097)	(108,188)	(13,043)	(21,934)	(9,154)	(20,798)	(1,568,340)	(2,411,868)
Terminations and withdrawals	(681,594)	(1,198,870)	(201,859)	(284,802)	(158,181)	(228,461)	(32,981,242)	(44,632,818)
Annuity payments	-	-	-	-	-	-	(48,888)	(16,230)
Transfers between subaccounts, net	(3,757,755)	(4,978,278)	(97,561)	(140,074)	(1,405,679)	1,590,543	18,145,709	(1,316,909)
Mortality Adjustments	-	-	-	-	-	-	43,159	-
Net increase (decrease) in net assets from contract owner transactions	(4,419,848)	(6,195,592)	(296,227)	(420,964)	(1,520,965)	1,359,567	(5,818,133)	(30,300,827)
Net increase (decrease) in net assets	(4,788,027)	(5,619,369)	(507,018)	(176,338)	(1,589,625)	1,276,653	(7,592,123)	(32,463,139)
Net assets at beginning of year	8,968,969	14,588,338	2,280,970	2,457,308	2,230,172	953,519	125,521,553	157,984,692
Net assets at end of year	$4,180,942	$8,968,969	$1,773,952	$2,280,970	$640,547	$2,230,172	$117,929,430	$125,521,553
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Rydex VT Utilities		Rydex VT Weakening Dollar 2x Strategy		Templeton Developing Markets Securities		Templeton Foreign Securities
	2011	2010	2011	2010	2011	2010	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$94,943	$82,453	$(18,598)	$(16,552)	$(23,384)	$(51,772)	$36,461	$(16,021)
Capital gains distributions	-	-	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	225,371	(197,563)	110,215	(199,987)	571,302	576,312	36,378	(224,754)
Change in unrealized appreciation/depreciation on investments during the year	558,363	226,079	(173,137)	65,218	(2,377,389)	943,654	(674,603)	377,027
Net increase (decrease) in net assets from operations	878,677	110,969	(81,520)	(151,321)	(1,829,471)	1,468,194	(601,764)	136,252

From contract owner transactions:
Variable annuity deposits	83,066	55,427	24,351	1,351	124,763	418,794	26,105	64,662
Contract owner maintenance charges	(67,989)	(52,026)	(8,887)	(13,098)	(126,127)	(135,960)	(53,423)	(40,513)
Terminations and withdrawals	(1,056,470)	(823,855)	(212,963)	(225,412)	(1,372,012)	(1,679,921)	(533,099)	(721,722)
Annuity payments	(54,601)	-	-	-	-	-	-	-
Transfers between subaccounts, net	7,458,222	(1,140,177)	166,130	234,748	(10,530,731)	11,353,022	(4,315,413)	6,129,272
Mortality Adjustments	(1,931)	-	-	-	-	-	-	-
Net increase (decrease) in net assets from contract owner transactions	6,360,297	(1,960,631)	(31,369)	(2,411)	(11,904,107)	9,955,935	(4,875,830)	5,431,699
Net increase (decrease) in net assets	7,238,974	(1,849,662)	(112,889)	(153,732)	(13,733,578)	11,424,129	(5,477,594)	5,567,951
Net assets at beginning of year	5,018,031	6,867,693	1,180,641	1,334,373	18,641,232	7,217,103	7,531,532	1,963,581
Net assets at end of year	$12,257,005	$5,018,031	$1,067,752	$1,180,641	$4,907,654	$18,641,232	$2,053,938	$7,531,532
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2011 and 2010

	Wells Fargo Advantage Opportunity VT
	2011	2010
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(73,458)	$(32,273)
Capital gains distributions	-	-
Realized capital gain (loss) on sales of fund shares	103,769	(57,675)
Change in unrealized appreciation/depreciation on investments during the year	(726,335)	1,169,285
Net increase (decrease) in net assets from operations	(696,024)	1,079,337

From contract owner transactions:
Variable annuity deposits	259,591	40,060
Contract owner maintenance charges	(54,977)	(47,473)
Terminations and withdrawals	(1,080,253)	(959,923)
Annuity payments	-	-
Transfers between subaccounts, net	(345,671)	1,678,854
Mortality Adjustments	-	-
Net increase (decrease) in net assets from contract owner transactions	(1,221,310)	711,518
Net increase (decrease) in net assets	(1,917,334)	1,790,855
Net assets at beginning of year	5,575,410	3,784,555
Net assets at end of year	$3,658,076	$5,575,410
See accompanying notes.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements

December 31, 2011

1. Organization and Significant Accounting Policies

Organization

Variable Annuity Account XIV – AdvisorDesigns Variable Annuity (AdvisorDesigns) is a deferred variable annuity account offered by Security Benefit Life Insurance Company (SBL). Purchase payments for AdvisorDesigns are allocated to one or more of the subaccounts that comprise Variable Annuity Account XIV (the Account), a separate account of SBL.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Direxion Dynamic VP HY Bond		Rafferty Asset Management, LLC
Dreyfus VIF International Value	Service	The Dreyfus Corporation
Federated Fund for U.S. Government Securities II	II	Federated Investment Management Company
Federated High Income Bond II	Service	Federated Investment Management Company
Fidelity VIP Contrafund	Service Class 2	Fidelity Management & Research Co.	Fidelity Research & Analysis Company Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Research & Analysis Company Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Index 500	Service Class 2	Fidelity Management & Research Co.	Geode Capital Management, LLC FMR Co., Inc. (FMRC)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Fidelity VIP Investment Grade Bond	Service Class 2	Fidelity Management & Research Co.	Fidelity Research & Analysis Company Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Rsrch (Japan) Inc. FMR Co., Inc. (FMRC)
Franklin Small-Mid Cap Growth Securities	2	Franklin Advisers, Inc.
Invesco V.I. Capital Appreciation	Series I	Invesco Advisers, Inc.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.
Neuberger Berman AMT Guardian	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Neuberger Berman AMT Partners	I	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Main Street Small- & Mid-Cap Fund/VA(1)	Service	OppenheimerFunds, Inc.
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC
PIMCO VIT Total Return	Administrative	Pacific Investment Management Company LLC
Rydex | SGI VT All-Asset Aggressive Strategy		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT All-Asset Conservative Strategy		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT All-Asset Moderate Strategy		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT All Cap Value		Guggenheim Investments
Rydex | SGI VT CLS AdvisorOne Amerigo		Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT CLS AdvisorOne Clermont		Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT CLS AdvisorOne Select Allocation		Guggenheim Investments	Clarke Lanzen Skalla Investment Firm Inc. (NV)
Rydex | SGI VT Large Cap Value		Guggenheim Investments
Rydex | SGI VT Mid Cap Growth		Guggenheim Investments

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex | SGI VT Mid Cap Value		Guggenheim Investments
Rydex | SGI VT MSCI EAFE Equal Weight(1)		Guggenheim Investments	Security Investors, LLC
Rydex | SGI VT Multi-Hedge Strategies		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex | SGI VT Small Cap Value		Guggenheim Investments
Rydex | SGI VT U.S. Long Short Momentum		Guggenheim Investments	Valu-Trac Investment Management Ltd.
Rydex VT Banking		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Basic Materials		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Biotechnology		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Commodities Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Consumer Products		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Dow 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Electronics		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Energy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Energy Services		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Europe 1.25x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Financial Services		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Government Long Bond 1.2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Health Care		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Internet		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Dow 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Government Long Bond Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Mid-Cap Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse NASDAQ-100 Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse Russell 2000 Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Inverse S&P 500 Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Japan 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Leisure		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Mid-Cap 1.5x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT NASDAQ-100		Rydex Investments	Valu-Trac Investment Management Ltd.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser
Rydex VT NASDAQ-100 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Nova		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Precious Metals		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Real Estate		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Retailing		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Russell 2000 1.5x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Russell 2000 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P 500 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P 500 Pure Growth		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P 500 Pure Value		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P MidCap 400 Pure Growth		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P MidCap 400 Pure Value		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P SmallCap 600 Pure Growth		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT S&P SmallCap 600 Pure Value		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Strengthening Dollar 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Technology		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Telecommunications		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Transportation		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT U.S. Government Money Market		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Utilities		Rydex Investments	Valu-Trac Investment Management Ltd.
Rydex VT Weakening Dollar 2x Strategy		Rydex Investments	Valu-Trac Investment Management Ltd.
Templeton Developing Markets Securities	2	Templeton Asset Management Ltd. (SG)
Templeton Foreign Securities	2	Templeton Investment Counsel, LLC
Wells Fargo Advantage Opportunity VT	VT	Wells Fargo Funds Management, LLC	Wells Capital Management Inc.

(1)	Prior to May 1, 2011, these subaccounts were Oppenheimer Main Street Small Cap Fund/VA, and Rydex | SGI VT Global, respectively.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a company controlled by Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain of the mutual funds.

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Rydex Investments, a company controlled by Security Benefit Corporation.  As disclosed in the above table, Rydex Investments serves as investment adviser for certain of the mutual funds.

During 2011, the Invesco Van Kampen V.I. Government fund merged into the Invesco V.I. Government Securities fund.  Pursuant to the plan of reorganization approved by the Invesco Van Kampen V.I. Government shareholders, the Invesco V.I. Government Securities fund acquired all of the net assets of the Invesco Van Kampen V.I. Government fund, which totaled $1,136,825 on the closing date of the reorganization, April 29, 2011. A total of 127,733 shares were exchanged from the Invesco Van Kampen V.I. Government fund.  In exchange for the assets of the Invesco Van Kampen V.I. Government fund, 97,840 shares of Invesco V.I. Government Securities fund were issued to shareholders of record immediately after the closing date.

During 2011, Rydex | SGI VT International Long Short Select liquidated.  Pursuant to the plan of reorganization approved by the Rydex | SGI VT International Long Short Select shareholders, Rydex VT U.S. Government Money Market acquired all of the net assets of Rydex | SGI VT International Long Short Select on the close of business on April 27, 2011.  At close of business on April 27, 2011 there were $410,317 assets to transfer.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Investment Valuation

Investments in mutual fund shares are carried in the statement of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.

The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2011, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales
Direxion Dynamic VP HY Bond	$84,684,920	$66,135,681
Dreyfus VIF International Value	1,154,533	1,821,515
Federated Fund for U.S. Government Securities II	7,527,083	8,571,061
Federated High Income Bond II	23,447,790	27,536,738
Fidelity VIP Contrafund	8,828,677	14,273,593
Fidelity VIP Growth Opportunities	11,378,431	9,012,703
Fidelity VIP Index 500	11,424,364	7,312,150
Fidelity VIP Investment Grade Bond	10,198,853	18,526,809
Franklin Small-Mid Cap Growth Securities	6,012,737	6,609,259
Invesco V.I. Capital Appreciation	597,321	906,092
Invesco V.I. Government Securities	6,082,289	2,717,652
Invesco V.I. International Growth	7,546,497	11,441,773
Invesco V.I. Mid Cap Core Equity	2,159,527	7,760,026
Neuberger Berman AMT Guardian	4,840,192	3,391,314
Neuberger Berman AMT Partners	2,272,842	2,894,683
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	1,580,138	3,250,867
PIMCO VIT Low Duration	10,545,934	11,200,275
PIMCO VIT Real Return	28,090,030	24,575,339
PIMCO VIT Total Return	25,528,151	35,509,155
Rydex | SGI VT All-Asset Aggressive Strategy	870,878	2,051,097
Rydex | SGI VT All-Asset Conservative Strategy	4,430,597	4,475,572
Rydex | SGI VT All-Asset Moderate Strategy	1,949,566	2,757,495
Rydex | SGI VT All Cap Value	745,659	275,241
Rydex | SGI VT CLS AdvisorOne Amerigo	7,918,189	28,476,680
Rydex | SGI VT CLS AdvisorOne Clermont	8,434,032	9,093,704
Rydex | SGI VT CLS AdvisorOne Select Allocation	2,134,005	7,473,037
Rydex | SGI VT Large Cap Value	3,701,161	7,842,851
Rydex | SGI VT Mid Cap Growth	3,235,731	5,134,790

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex | SGI VT Mid Cap Value	$5,975,434	$5,173,688
Rydex | SGI VT MSCI EAFE Equal Weight	5,338,864	12,075,758
Rydex | SGI VT Multi-Hedge Strategies	3,137,785	3,460,589
Rydex | SGI VT Small Cap Value	6,487,112	8,831,435
Rydex | SGI VT U.S. Long Short Momentum	553,565	1,930,609
Rydex VT Banking	6,006,203	6,392,114
Rydex VT Basic Materials	14,560,417	24,567,221
Rydex VT Biotechnology	13,643,766	13,835,275
Rydex VT Commodities Strategy	6,824,548	7,347,188
Rydex VT Consumer Products	17,887,829	16,382,023
Rydex VT Dow 2x Strategy	22,997,325	23,167,136
Rydex VT Electronics	13,000,281	13,236,667
Rydex VT Energy	18,785,606	21,586,295
Rydex VT Energy Services	25,690,726	31,764,606
Rydex VT Europe 1.25x Strategy	12,722,411	14,640,776
Rydex VT Financial Services	2,221,185	2,166,400
Rydex VT Government Long Bond 1.2x Strategy	79,220,116	79,953,933
Rydex VT Health Care	12,927,892	9,281,156
Rydex VT Internet	2,350,825	4,078,587
Rydex VT Inverse Dow 2x Strategy	65,264,620	66,030,690
Rydex VT Inverse Government Long Bond Strategy	67,444,227	69,247,748
Rydex VT Inverse Mid-Cap Strategy	4,151,166	4,013,158
Rydex VT Inverse NASDAQ-100 Strategy	38,649,153	38,750,356
Rydex VT Inverse Russell 2000 Strategy	33,958,436	33,997,503
Rydex VT Inverse S&P 500 Strategy	37,040,150	36,203,916
Rydex VT Japan 2x Strategy	8,986,311	9,676,922
Rydex VT Leisure	3,278,855	4,527,527
Rydex VT Mid-Cap 1.5x Strategy	22,685,388	22,802,910
Rydex VT NASDAQ-100	61,553,664	64,067,492
Rydex VT NASDAQ-100 2x Strategy	50,331,339	50,111,932
Rydex VT Nova	33,367,860	35,039,791
Rydex VT Precious Metals	56,937,692	69,587,475
Rydex VT Real Estate	14,463,642	15,171,554
Rydex VT Retailing	6,894,651	4,423,428
Rydex VT Russell 2000 1.5x Strategy	19,564,960	18,617,945
Rydex VT Russell 2000 2x Strategy	36,008,995	32,305,410
Rydex VT S&P 500 2x Strategy	47,117,289	46,185,665
Rydex VT S&P 500 Pure Growth	32,966,049	39,967,027

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Rydex VT S&P 500 Pure Value	$21,682,439	$20,325,273
Rydex VT S&P MidCap 400 Pure Growth	26,523,341	31,368,151
Rydex VT S&P MidCap 400 Pure Value	10,690,545	9,813,257
Rydex VT S&P SmallCap 600 Pure Growth	26,821,639	27,036,440
Rydex VT S&P SmallCap 600 Pure Value	13,313,194	13,708,949
Rydex VT Strengthening Dollar 2x Strategy	10,572,448	11,970,095
Rydex VT Technology	9,955,529	14,238,955
Rydex VT Telecommunications	4,769,075	5,023,152
Rydex VT Transportation	6,232,983	7,765,504
Rydex VT U.S. Government Money Market	373,977,698	381,565,586
Rydex VT Utilities	22,907,076	16,451,397
Rydex VT Weakening Dollar 2x Strategy	3,332,588	3,382,517
Templeton Developing Markets Securities	5,562,929	17,490,223
Templeton Foreign Securities	2,767,316	7,606,603
Wells Fargo Advantage Opportunity VT	3,634,259	4,928,859

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Annuity Reserves

Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective series. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC).

Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently Issued Accounting Standards

In May 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs, authoritative guidance that clarifies and changes fair value measurement and disclosure requirements. This guidance expands existing disclosure requirements for fair value measurements and includes other amendments but does not require additional fair value measurements. This guidance is effective for annual periods beginning on or after December 15,

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

2011, which for the Account is January 1, 2012.  The adoption is not expected to have a material impact on the financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:

•        Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

•        Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•        Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, the quoted NAV of the mutual fund is to be considered quoted prices in active markets.

The Account’s financial assets and liabilities are recorded at fair value on the statements of assets and liabilities and are categorized as Level 1 as of December 31, 2011 based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2011.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: The mortality and expense risks assumed by SBL are compensated for by a fee equivalent to a minimum annual rate of 0.85% of the average daily net assets.  The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: SBL deducts a daily administrative charge equal to an annual rate of each subaccount’s average daily net asset value.  The amount of these charges differs by subaccount and ranges from 0.25% to 0.60%, as indicated in the below table:

Administrative Charge	Subaccount
0.25%	Rydex | SGI VT All Cap Value, Rydex | SGI VT Large Cap Value, Rydex | SGI VT Mid Cap Growth, Rydex | SGI VT Mid Cap Value, Rydex | SGI VT MSCI EAFE Equal Weight, and Rydex | SGI VT Small Cap Value.
0.35%	Invesco V.I. International Growth and Invesco V.I. Mid Cap Core Equity.
0.40%	Direxion Dynamic VP HY Bond, Dreyfus VIF International Value Fund, and Oppenheimer Main Street Small- & Mid-Cap Fund/VA.
0.45%	Invesco V.I. Government Securities and for each of the other Rydex | SGI and Rydex Subaccounts except for those listed elsewhere.
0.50%
Federated High Income Bond II, Fidelity VIP Contrafund, Fidelity VIP Growth Opportunities, Fidelity VIP Investment Grade Bond, Rydex | SGI VT CLS AdvisorOne Amerigo, Rydex | SGI VT CLS AdvisorOne Clermont, and Rydex | SGI VT CLS AdvisorOne Select Allocation.

0.55%	Fidelity Index VIP 500, PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return, and Wells Fargo Advantage Opportunity VT Subaccounts.
0.60%
Federated Fund for U.S. Government Securities II, Franklin Small-Mid Cap Growth Securities, Invesco V.I. Capital Appreciation, Neuberger Berman AMT Guardian, Neuberger Berman AMT Partners, Templeton Developing Markets Securities, and Templeton Foreign Securities Subaccounts.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

2. Variable Annuity Contract Charges (continued)
Premium Tax Charge: When applicable, an amount for premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:
•
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, SBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

•	Contingent Deferred Sales Charge (CDSC): SBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% for units withdrawn in the first seven years of the contract.

•
Administrative Charge: SBL deducts an account administrative fee of $30 at each contract anniversary, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

•	Rider Charge: SBL deducts an amount for each rider, equal to a percentage of the contract value, not to exceed a total charge of 2% of the contract value.

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)
3. Summary of Unit Transactions

The changes in units outstanding for the years ended December 31, 2011 and 2010, except for those individual subaccounts operating for portions of such periods as disclosed in the financials statements, were as follows:
	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Direxion Dynamic VP HY Bond	10,703,425	(8,625,480)	2,077,945	9,562,804	(11,735,788)	(2,172,984)
Dreyfus VIF International Value	191,031	(283,279)	(92,248)	721,402	(1,021,323)	(299,921)
Federated Fund for U.S. Government Securities II	826,688	(930,004)	(103,316)	890,861	(1,272,916)	(382,055)
Federated High Income Bond II	2,039,950	(2,448,470)	(408,520)	2,243,467	(2,452,824)	(209,357)
Fidelity VIP Contrafund	1,076,061	(1,459,872)	(383,811)	1,151,625	(1,589,014)	(437,389)
Fidelity VIP Growth Opportunities	1,596,772	(1,304,698)	292,074	617,697	(771,089)	(153,392)
Fidelity VIP Index 500	1,519,996	(1,010,706)	509,290	728,845	(867,315)	(138,470)
Fidelity VIP Investment Grade Bond	1,178,914	(1,950,732)	(771,818)	1,669,836	(2,075,305)	(405,469)
Franklin Small-Mid Cap Growth Securities	626,277	(709,527)	(83,250)	555,939	(330,457)	225,482
Invesco V.I. Capital Appreciation	113,190	(151,366)	(38,176)	123,489	(120,180)	3,309
Invesco V.I. Government Securities	726,690	(377,422)	349,268	-	-	-
Invesco V.I. International Growth	1,025,961	(1,390,938)	(364,977)	1,170,444	(1,211,198)	(40,754)
Invesco V.I. Mid Cap Core Equity	322,442	(876,423)	(553,981)	682,464	(739,401)	(56,937)
Neuberger Berman AMT Guardian	546,211	(415,814)	130,397	218,420	(198,984)	19,436
Neuberger Berman AMT Partners	285,655	(331,182)	(45,527)	414,879	(944,338)	(529,459)
Oppenheimer Main Street Small- & Mid-Cap Fund/VA	237,035	(425,469)	(188,434)	847,936	(605,462)	242,474
PIMCO VIT Low Duration	1,412,688	(1,436,311)	(23,623)	2,214,073	(2,092,417)	121,656
PIMCO VIT Real Return	2,969,167	(2,683,261)	285,906	2,193,486	(2,247,265)	(53,779)
PIMCO VIT Total Return	3,308,595	(4,177,901)	(869,306)	4,917,106	(6,113,769)	(1,196,663)
Rydex | SGI VT All-Asset Aggressive Strategy	120,157	(241,956)	(121,799)	219,231	(198,796)	20,435
Rydex | SGI VT All-Asset Conservative Strategy	590,309	(586,564)	3,745	510,651	(457,354)	53,297
Rydex | SGI VT All-Asset Moderate Strategy	258,624	(329,061)	(70,437)	353,844	(559,575)	(205,731)
Rydex | SGI VT All Cap Value	55,011	(20,586)	34,425	47,038	(48,594)	(1,556)
Rydex | SGI VT CLS AdvisorOne Amerigo	1,360,431	(2,803,554)	(1,443,123)	1,951,316	(4,033,448)	(2,082,132)
Rydex | SGI VT CLS AdvisorOne Clermont	1,278,107	(1,274,051)	4,056	1,119,528	(1,480,370)	(360,842)
Rydex | SGI VT CLS AdvisorOne Select Allocation	475,941	(989,651)	(513,710)	955,399	(1,836,227)	(880,828)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex | SGI VT Large Cap Value	307,423	(568,909)	(261,486)	835,138	(475,016)	360,122
Rydex | SGI VT Mid Cap Growth	194,065	(304,437)	(110,372)	306,302	(208,500)	97,802
Rydex | SGI VT Mid Cap Value	411,542	(365,419)	46,123	490,512	(485,979)	4,533
Rydex | SGI VT MSCI EAFE Equal Weight	660,369	(1,255,095)	(594,726)	773,626	(686,530)	87,096
Rydex | SGI VT Multi-Hedge Strategies	446,944	(484,070)	(37,126)	525,190	(628,564)	(103,374)
Rydex | SGI VT Small Cap Value	374,759	(478,938)	(104,179)	633,572	(698,225)	(64,653)
Rydex | SGI VT U.S. Long Short Momentum	74,943	(200,048)	(125,105)	229,451	(414,939)	(185,488)
Rydex VT Banking	1,767,204	(1,882,944)	(115,740)	4,038,191	(4,129,074)	(90,883)
Rydex VT Basic Materials	1,154,763	(1,878,824)	(724,061)	6,149,492	(5,997,748)	151,744
Rydex VT Biotechnology	2,419,181	(2,475,037)	(55,856)	3,117,849	(3,146,652)	(28,803)
Rydex VT Commodities Strategy	1,475,740	(1,668,226)	(192,486)	1,249,323	(1,190,482)	58,841
Rydex VT Consumer Products	1,706,187	(1,603,852)	102,335	985,649	(949,168)	36,481
Rydex VT Dow 2x Strategy	3,629,297	(3,626,863)	2,434	6,872,554	(7,455,363)	(582,809)
Rydex VT Electronics	3,647,718	(4,021,345)	(373,627)	4,939,698	(6,040,502)	(1,100,804)
Rydex VT Energy	1,605,906	(1,793,744)	(187,838)	1,658,833	(1,661,336)	(2,503)
Rydex VT Energy Services	2,680,821	(3,313,560)	(632,739)	4,488,247	(4,423,996)	64,251
Rydex VT Europe 1.25x Strategy	2,165,179	(2,479,185)	(314,006)	4,289,576	(4,789,024)	(499,448)
Rydex VT Financial Services	455,463	(424,892)	30,571	2,112,607	(2,183,003)	(70,396)
Rydex VT Government Long Bond 1.2x Strategy	9,439,864	(9,417,890)	21,974	18,673,252	(18,619,854)	53,398
Rydex VT Health Care	1,741,199	(1,334,254)	406,945	1,371,179	(1,712,659)	(341,480)
Rydex VT Internet	459,408	(759,067)	(299,659)	1,435,871	(2,035,260)	(599,389)
Rydex VT Inverse Dow 2x Strategy	31,546,332	(31,946,305)	(399,973)	32,127,343	(32,300,449)	(173,106)
Rydex VT Inverse Government Long Bond Strategy	20,940,992	(21,433,721)	(492,729)	33,310,546	(33,518,615)	(208,069)
Rydex VT Inverse Mid-Cap Strategy	1,215,754	(1,198,332)	17,422	1,315,644	(1,678,646)	(363,002)
Rydex VT Inverse NASDAQ-100 Strategy	14,672,651	(14,703,538)	(30,887)	16,508,642	(16,820,155)	(311,513)
Rydex VT Inverse Russell 2000 Strategy	14,224,719	(14,275,118)	(50,399)	14,260,020	(14,603,344)	(343,324)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Rydex VT Inverse S&P 500 Strategy	11,496,763	(11,352,687)	144,076	19,265,421	(19,526,730)	(261,309)
Rydex VT Japan 2x Strategy	1,618,569	(1,727,005)	(108,436)	2,884,255	(3,136,385)	(252,130)
Rydex VT Leisure	506,342	(697,858)	(191,516)	2,121,659	(1,961,620)	160,039
Rydex VT Mid-Cap 1.5x Strategy	2,170,805	(2,160,242)	10,563	3,213,405	(3,305,596)	(92,191)
Rydex VT NASDAQ-100	9,038,233	(9,370,772)	(332,539)	11,424,955	(11,210,337)	214,618
Rydex VT NASDAQ-100 2x Strategy	14,472,198	(14,806,535)	(334,337)	24,803,405	(26,826,142)	(2,022,737)
Rydex VT Nova	8,467,025	(8,776,678)	(309,653)	10,211,980	(12,525,788)	(2,313,808)
Rydex VT Precious Metals	3,138,314	(3,623,023)	(484,709)	4,386,013	(4,219,231)	166,782
Rydex VT Real Estate	1,438,063	(1,540,461)	(102,398)	4,306,602	(4,770,659)	(464,057)
Rydex VT Retailing	758,717	(499,412)	259,305	975,423	(990,460)	(15,037)
Rydex VT Russell 2000 1.5x Strategy	2,337,092	(2,177,991)	159,101	3,352,677	(3,372,664)	(19,987)
Rydex VT Russell 2000 2x Strategy	9,003,336	(8,104,534)	898,802	11,871,917	(12,068,679)	(196,762)
Rydex VT S&P 500 2x Strategy	13,520,203	(13,230,469)	289,734	34,694,924	(35,965,042)	(1,270,118)
Rydex VT S&P 500 Pure Growth	4,465,592	(5,176,510)	(710,918)	5,187,691	(5,095,494)	92,197
Rydex VT S&P 500 Pure Value	2,667,358	(2,599,671)	67,687	3,644,180	(3,785,844)	(141,664)
Rydex VT S&P MidCap 400 Pure Growth	2,370,521	(2,774,460)	(403,939)	2,686,635	(2,482,824)	203,811
Rydex VT S&P MidCap 400 Pure Value	1,139,995	(1,024,526)	115,469	1,931,415	(2,275,545)	(344,130)
Rydex VT S&P SmallCap 600 Pure Growth	2,826,645	(2,880,452)	(53,807)	2,908,057	(2,640,213)	267,844
Rydex VT S&P SmallCap 600 Pure Value	1,656,283	(1,655,082)	1,201	7,254,978	(7,345,681)	(90,703)
Rydex VT Strengthening Dollar 2x Strategy	2,505,479	(2,757,499)	(252,020)	8,387,123	(8,422,605)	(35,482)
Rydex VT Technology	2,018,132	(2,762,211)	(744,079)	3,918,337	(5,113,064)	(1,194,727)
Rydex VT Telecommunications	982,179	(1,002,301)	(20,122)	2,167,580	(2,238,577)	(70,997)
Rydex VT Transportation	708,535	(859,613)	(151,078)	2,173,672	(2,061,587)	112,085
Rydex VT U.S. Government Money Market	108,660,275	(108,984,758)	(324,483)	150,209,502	(153,652,575)	(3,443,073)
Rydex VT Utilities	4,257,902	(3,283,748)	974,154	3,117,077	(3,444,757)	(327,680)
Rydex VT Weakening Dollar 2x Strategy	370,227	(372,582)	(2,355)	1,191,141	(1,193,780)	(2,639)

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

	2011			2010
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Subaccount	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)

Templeton Developing Markets Securities	361,106	(854,086)	(492,980)	1,478,699	(1,065,151)	413,548
Templeton Foreign Securities	317,295	(802,542)	(485,247)	1,269,516	(749,621)	519,895
Wells Fargo Advantage Opportunity VT	375,644	(512,550)	(136,906)	470,231	(372,337)	97,894

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2011, except for those individual subaccounts operating for portions of such periods as disclosed in the financial statements, follows:

Subaccount	2011	2010	2009	2008	2007
Direxion Dynamic VP HY Bond
Units	3,953,856	1,875,911	4,048,895	5,160,361	1,380,485
Unit value	$8.49	$8.44	$8.47	$8.05	$9.33
Net assets	$33,536,696	$15,823,855	$34,271,203	$41,522,404	$12,872,970
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	3.81%	4.79%	2.01%	2.48%	4.06%
Total return***	0.59%	(0.35)%	5.22%	(13.74)%	(5.88)%

Dreyfus VIF International Value
Units	258,827	351,075	650,996	456,503	793,252
Unit value	$6.02	$7.73	$7.74	$6.18	$10.31
Net assets	$1,556,180	$2,710,177	$5,033,550	$2,819,515	$8,177,372
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	1.84%	1.26%	3.81%	1.95%	1.40%
Total return***	(22.12)%	(0.13)%	25.24%	(40.06)%	(0.42)%

Federated Fund for U.S. Government Securities II
Units	603,479	706,795	1,088,850	1,176,122	889,976
Unit value	$10.30	$10.18	$10.12	$10.06	$10.09
Net assets	$6,219,531	$7,200,220	$11,027,661	$11,837,423	$8,979,299
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	3.74%	4.98%	6.18%	4.54%	5.35%
Total return***	1.18%	0.59%	0.60%	(0.30)%	1.64%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Federated High Income Bond II
Units	1,713,210	2,121,730	2,331,087	2,012,010	2,132,746
Unit value	$13.36	$13.30	$12.15	$8.32	$11.76
Net assets	$22,889,976	$28,224,569	$28,318,940	$16,746,274	$25,087,360
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	9.25%	8.34%	8.12%	10.43%	8.53%
Total return***	0.45%	9.47%	46.03%	(29.25)%	(1.23)%

Fidelity VIP Contrafund
Units	1,587,208	1,971,019	2,408,408	3,006,932	4,279,483
Unit value	$11.39	$12.23	$10.93	$8.43	$15.36
Net assets	$18,067,314	$24,106,411	$26,313,308	$25,332,128	$65,703,950
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	0.68%	0.89%	1.05%	0.61%	0.80%
Total return***	(6.87)%	11.89%	29.66%	(45.12)%	12.28%

Fidelity VIP Growth Opportunities
Units	940,595	648,521	801,913	450,352	1,933,772
Unit value	$7.92	$8.11	$6.86	$4.93	$11.47
Net assets	$7,450,593	$5,263,078	$5,502,998	$2,218,799	$22,179,428
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	-%	-%	0.28%	0.04%	-%
Total return***	(2.34)%	18.22%	39.15%	(57.02)%	17.64%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Fidelity VIP Index 500
Units	1,609,073	1,099,783	1,238,253	1,208,755	1,706,601
Unit value	$8.06	$8.28	$7.54	$6.24	$10.37
Net assets	$12,967,702	$9,099,502	$9,333,307	$7,539,516	$17,698,860
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	2.10%	1.50%	2.18%	1.60%	3.60%
Total return***	(2.66)%	9.81%	20.83%	(39.83)%	0.62%

Fidelity VIP Investment Grade Bond
Units	1,455,640	2,227,458	2,632,927	1,579,693	1,737,213
Unit value	$11.25	$10.98	$10.66	$9.64	$10.44
Net assets	$16,375,713	$24,449,713	$28,069,877	$15,235,544	$18,129,797
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	2.52%	3.20%	8.12%	4.90%	3.77%
Total return***	2.46%	3.00%	10.58%	(7.66)%	(0.36)%

Franklin Small-Mid Cap Growth Securities
Units	362,904	446,154	220,672	119,336	135,192
Unit value	$9.39	$10.32	$8.45	$6.16	$11.19
Net assets	$3,409,752	$4,604,896	$1,866,297	$735,033	$1,513,705
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(9.01)%	22.13%	37.18%	(44.95)%	6.37%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Invesco V.I. Capital Appreciation
Units	200,008	238,184	234,875	293,648	663,688
Unit value	$6.09	$6.92	$6.26	$5.41	$9.83
Net assets	$1,217,381	$1,646,222	$1,469,834	$1,587,867	$6,526,618
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	0.18%	0.64%	0.57%	-%	-%
Total return***	(11.99)%	10.54%	15.71%	(44.96)%	7.10%

Invesco V.I. Government Securities (1)
Units	349,268	-	-	-	-
Unit value	$9.93	$-	$-	$-	$-
Net assets	$3,466,573	$-	$-	$-	$-
Ratio of expenses to net assets*	1.30%	-%	-%	-%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	3.65%	-%	-%	-%	-%

Invesco V.I. International Growth
Units	1,302,688	1,667,665	1,708,419	1,890,443	3,210,374
Unit value	$8.20	$9.19	$8.51	$6.58	$11.54
Net assets	$10,673,618	$15,322,822	$14,536,920	$12,436,626	$37,055,503
Ratio of expenses to net assets*	1.20%	1.20%	1.20%	1.20%	1.20%
Investment income ratio**	1.02%	1.35%	1.36%	0.32%	0.55%
Total return***	(10.77)%	7.99%	29.33%	(42.98)%	9.71%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Invesco V.I. Mid Cap Core Equity
Units	266,855	820,836	877,773	1,189,533	1,029,894
Unit value	$8.81	$9.83	$9.01	$7.24	$10.58
Net assets	$2,348,357	$8,064,942	$7,904,551	$8,606,108	$10,896,850
Ratio of expenses to net assets*	1.20%	1.20%	1.20%	1.20%	1.20%
Investment income ratio**	0.07%	0.35%	0.92%	1.57%	0.09%
Total return***	(10.38)%	9.10%	24.45%	(31.57)%	4.77%

Neuberger Berman AMT Guardian
Units	433,685	303,288	283,852	564,006	399,094
Unit value	$8.91	$9.60	$8.43	$6.80	$11.33
Net assets	$3,862,468	$2,910,129	$2,392,808	$3,833,991	$4,520,241
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	0.63%	0.37%	0.89%	0.94%	0.49%
Total return***	(7.19)%	13.88%	23.97%	(39.98)%	2.68%

Neuberger Berman AMT Partners
Units	535,284	580,811	1,110,270	1,387,753	1,582,358
Unit value	$8.69	$10.25	$9.26	$6.20	$13.62
Net assets	$4,651,410	$5,952,983	$10,284,488	$8,611,103	$21,558,052
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	-%	0.48%	2.53%	0.57%	0.67%
Total return***	(15.22)%	10.69%	49.35%	(54.48)%	4.55%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Oppenheimer Main Street Small- & Mid-Cap Fund/VA
Units	299,053	487,487	245,013	298,196	210,077
Unit value	$8.28	$8.85	$7.51	$5.72	$9.63
Net assets	$2,477,022	$4,315,266	$1,837,764	$1,705,664	$2,022,828
Ratio of expenses to net assets*	1.25%	1.25%	1.25%	1.25%	1.25%
Investment income ratio**	0.36%	0.39%	0.71%	0.26%	0.16%
Total return***	(6.44)%	17.84%	31.29%	(40.60)%	(5.53)%

PIMCO VIT Low Duration
Units	1,633,098	1,656,721	1,535,065	1,381,976	963,040
Unit value	$10.32	$10.67	$10.59	$9.77	$10.25
Net assets	$16,859,877	$17,679,828	$16,258,581	$13,497,664	$9,872,095
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	1.80%	1.87%	3.57%	4.71%	4.37%
Total return***	(3.28)%	0.76%	8.39%	(4.68)%	2.72%

PIMCO VIT Real Return
Units	2,121,422	1,835,516	1,889,295	1,705,351	2,193,575
Unit value	$11.97	$11.20	$10.83	$9.56	$10.75
Net assets	$25,384,652	$20,555,805	$20,458,724	$16,305,719	$23,575,091
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	2.19%	1.73%	3.33%	4.94%	4.13%
Total return***	6.88%	3.42%	13.28%	(11.07)%	5.85%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
PIMCO VIT Total Return
Units	4,086,607	4,955,913	6,152,576	5,111,502	3,991,087
Unit value	$11.35	$11.45	$11.07	$10.15	$10.12
Net assets	$46,422,058	$56,777,529	$68,137,148	$51,879,237	$40,398,535
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	2.60%	2.71%	5.04%	5.51%	4.59%
Total return***	(0.87)%	3.43%	9.06%	0.30%	4.04%

Rydex | SGI VT All-Asset Aggressive Strategy
Units	110,962	232,761	212,326	251,831	338,963
Unit value	$8.42	$9.18	$8.53	$7.52	$10.48
Net assets	$935,461	$2,138,313	$1,812,176	$1,895,599	$3,552,718
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.65%	0.66%	-%	0.90%	5.22%
Total return***	(8.28)%	7.62%	13.43%	(28.24)%	2.17%

Rydex | SGI VT All-Asset Conservative Strategy
Units	321,022	317,277	263,980	444,993	292,316
Unit value	$8.56	$9.05	$8.80	$8.74	$10.24
Net assets	$2,742,946	$2,868,044	$2,319,958	$3,888,516	$2,992,107
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.52%	2.73%	-%	4.46%	5.23%
Total return***	(5.41)%	2.84%	0.69%	(14.65)%	1.95%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT All-Asset Moderate Strategy
Units	523,809	594,246	799,977	812,846	540,962
Unit value	$8.44	$9.07	$8.78	$8.20	$10.38
Net assets	$4,421,216	$5,388,416	$7,022,030	$6,662,828	$5,617,077
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.41%	1.79%	-%	2.24%	2.71%
Total return***	(6.95)%	3.30%	7.07%	(21.00)%	2.05%

Rydex | SGI VT All Cap Value (2)
Units	61,882	27,457	29,013	-	-
Unit value****	$13.78	$15.01	$13.41	$10.51	$-
Net assets	$852,689	$411,943	$388,922	$-	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(8.19)%	11.93%	27.59%	5.10%	-%

Rydex | SGI VT CLS AdvisorOne Amerigo
Units	6,153,850	7,596,973	9,679,105	14,315,946	16,775,376
Unit value	$10.52	$11.86	$10.76	$8.06	$14.79
Net assets	$64,690,712	$90,007,980	$104,055,387	$115,341,294	$248,042,056
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	-%	0.08%	0.50%	0.30%	0.37%
Total return***	(11.30)%	10.22%	33.50%	(45.50)%	8.90%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT CLS AdvisorOne Clermont
Units	3,116,766	3,112,710	3,473,552	3,535,381	3,725,182
Unit value	$8.97	$9.40	$8.85	$7.54	$11.26
Net assets	$27,969,955	$29,258,425	$30,728,491	$26,650,431	$41,946,036
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.35%
Investment income ratio**	1.76%	1.75%	2.15%	1.07%	1.26%
Total return***	(4.57)%	6.21%	17.37%	(33.04)%	1.68%

Rydex | SGI VT CLS AdvisorOne Select Allocation
Units	3,044,982	3,558,692	4,439,520	6,229,148	6,951,164
Unit value	$8.09	$8.82	$8.10	$6.23	$11.25
Net assets	$24,635,076	$31,395,331	$35,964,304	$38,816,454	$78,181,282
Ratio of expenses to net assets*	1.35%	1.35%	1.35%	1.35%	1.40%
Investment income ratio**	1.37%	1.58%	2.19%	1.26%	-%
Total return***	(8.28)%	8.89%	30.02%	(44.62)%	9.99%

Rydex | SGI VT Large Cap Value (2)
Units	162,492	423,978	63,856	353	-
Unit value	$12.83	$13.90	$12.47	$10.27	$-
Net assets	$2,084,800	$5,893,984	$796,224	$3,631	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(7.70)%	11.47%	21.42%	2.70%	-%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT Mid Cap Growth (2)
Units	51,095	161,467	63,665	3,397	-
Unit value	$15.85	$17.26	$14.48	$10.48	$-
Net assets	$809,323	$2,786,553	$921,818	$35,612	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(8.17)%	19.20%	38.17%	4.80%	-%

Rydex | SGI VT Mid Cap Value (2)
Units	184,599	138,476	133,943	11,214	-
Unit value	$15.37	$17.31	$15.31	$11.08	$-
Net assets	$2,837,181	$2,397,400	$2,050,170	$124,280	$-
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	-%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(11.21)%	13.06%	38.18%	10.80%	-%

Rydex | SGI VT MSCI EAFE Equal Weight
Units	577,924	1,172,650	1,085,554	1,406,380	2,662,966
Unit value	$9.23	$11.42	$10.28	$8.95	$15.13
Net assets	$5,338,618	$13,398,936	$11,171,611	$12,593,168	$40,305,593
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(19.18)%	11.09%	14.86%	(40.85)%	4.48%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex | SGI VT Multi-Hedge Strategies
Units	258,374	295,500	398,874	307,179	246,252
Unit value	$7.29	$7.36	$7.23	$7.81	$10.03
Net assets	$1,882,002	$2,174,126	$2,885,125	$2,398,382	$2,470,299
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	1.16%	0.55%	4.81%
Total return***	(0.95)%	1.80%	(7.43)%	(22.13)%	(0.56)%

Rydex | SGI VT Small Cap Value
Units	331,238	435,417	500,070	636,461	716,354
Unit value	$20.20	$22.07	$18.86	$12.60	$21.38
Net assets	$6,688,418	$9,603,961	$9,429,062	$8,019,929	$15,311,421
Ratio of expenses to net assets*	1.10%	1.10%	1.10%	1.10%	1.10%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(8.47)%	17.02%	49.68%	(41.07)%	5.80%

Rydex | SGI VT U.S. Long Short Momentum
Units	283,421	408,526	594,014	980,554	1,466,894
Unit value	$8.94	$9.99	$9.38	$7.69	$13.55
Net assets	$2,531,537	$4,078,365	$5,568,584	$7,540,273	$19,871,811
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.07%	-%	-%
Total return***	(10.51)%	6.50%	21.98%	(43.25)%	17.54%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Banking
Units	120,044	235,784	326,667	1,049,782	243,633
Unit value	$3.77	$5.05	$4.67	$5.05	$8.95
Net assets	$451,513	$1,194,379	$1,525,977	$5,296,279	$2,181,008
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.50%	2.35%	1.66%	0.15%	2.55%
Total return***	(25.35)%	8.14%	(7.52)%	(43.58)%	(30.17)%

Rydex VT Basic Materials
Units	519,290	1,243,351	1,091,607	1,046,113	2,278,900
Unit value	$12.99	$16.23	$13.37	$8.98	$17.16
Net assets	$6,744,871	$20,168,075	$14,593,888	$9,394,597	$39,120,674
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.56%	0.22%	0.43%	0.16%
Total return***	(19.96)%	21.39%	48.89%	(47.67)%	28.29%

Rydex VT Biotechnology
Units	458,986	514,842	543,645	1,105,938	665,815
Unit value	$6.99	$6.60	$6.22	$5.49	$6.50
Net assets	$3,198,682	$3,387,322	$3,376,631	$6,067,574	$4,323,249
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	5.91%	6.11%	13.30%	(15.54)%	(0.02)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Commodities Strategy
Units	659,237	851,723	792,882	867,386	1,109,866
Unit value	$4.82	$5.39	$5.21	$4.87	$9.98
Net assets	$3,178,623	$4,590,223	$4,130,261	$4,224,278	$11,077,619
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	9.79%	-%	1.76%	2.47%	-%
Total return***	(10.58)%	3.45%	6.98%	(51.20)%	25.50%

Rydex VT Consumer Products
Units	593,485	491,150	454,669	580,932	960,251
Unit value	$13.48	$12.37	$11.01	$9.65	$13.15
Net assets	$7,997,758	$6,074,096	$5,006,629	$5,606,818	$12,627,832
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	1.69%	1.67%	1.79%	0.12%	1.34%
Total return***	8.97%	12.35%	14.09%	(26.62)%	6.37%

Rydex VT Dow 2x Strategy
Units	604,791	602,357	1,185,166	3,879,947	1,411,817
Unit value	$7.56	$7.23	$6.06	$4.62	$12.60
Net assets	$4,581,656	$4,363,971	$7,186,460	$17,922,857	$17,786,613
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.42%	-%	0.75%	0.90%
Total return***	4.56%	19.31%	31.17%	(63.33)%	3.56%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Electronics
Units	271,928	645,555	1,746,359	591,223	163,381
Unit value	$2.95	$3.68	$3.51	$2.13	$4.46
Net assets	$800,286	$2,376,742	$6,133,904	$1,258,201	$728,597
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(19.84)%	4.84%	64.79%	(52.24)%	(6.64)%

Rydex VT Energy
Units	776,874	964,712	967,215	1,131,920	1,599,762
Unit value	$13.00	$14.42	$12.64	$9.53	$18.43
Net assets	$10,094,700	$13,899,033	$12,219,511	$10,781,425	$29,471,859
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.41%	-%	-%	-%
Total return***	(9.85)%	14.08%	32.63%	(48.29)%	27.58%

Rydex VT Energy Services
Units	733,526	1,366,265	1,302,014	1,411,686	2,208,855
Unit value	$10.15	$11.69	$9.68	$6.22	$15.31
Net assets	$7,452,914	$15,971,591	$12,601,074	$8,780,340	$33,822,505
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(13.17)%	20.76%	55.63%	(59.37)%	31.31%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Europe 1.25x Strategy
Units	287,119	601,125	1,100,573	629,556	2,596,792
Unit value	$5.72	$7.03	$8.23	$6.33	$14.65
Net assets	$1,637,203	$4,223,653	$9,050,865	$3,984,714	$38,051,760
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.95%	3.64%	0.27%	2.18%
Total return***	(18.63)%	(14.58)%	30.02%	(56.79)%	8.27%

Rydex VT Financial Services
Units	340,123	309,552	379,948	562,323	296,354
Unit value	$4.63	$5.68	$5.18	$4.52	$9.08
Net assets	$1,573,241	$1,749,614	$1,964,834	$2,540,512	$2,690,192
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.08%	1.10%	1.83%	-%	1.03%
Total return***	(18.49)%	9.65%	14.60%	(50.22)%	(22.24)%

Rydex VT Government Long Bond 1.2x Strategy
Units	424,191	402,217	348,819	828,018	1,196,379
Unit value	$14.25	$10.51	$9.97	$15.20	$10.96
Net assets	$6,055,575	$4,233,616	$3,477,794	$12,580,967	$13,112,992
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	2.13%	5.31%	2.43%	3.24%	3.55%
Total return***	35.59%	5.42%	(34.41)%	38.69%	5.15%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Health Care
Units	799,647	392,702	734,182	1,339,450	970,689
Unit value	$8.46	$8.44	$8.25	$6.91	$9.60
Net assets	$6,772,736	$3,321,845	$6,064,985	$9,265,026	$9,325,501
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.21%	-%	-%	-%
Total return***	0.24%	2.30%	19.39%	(28.02)%	1.53%

Rydex VT Internet
Units	210,062	509,721	1,109,110	461,053	538,120
Unit value	$4.99	$5.92	$5.12	$3.22	$6.10
Net assets	$1,046,887	$3,011,646	$5,671,350	$1,485,018	$3,281,902
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(15.71)%	15.63%	59.01%	(47.21)%	5.71%

Rydex VT Inverse Dow 2x Strategy
Units	1,307,450	1,707,423	1,880,529	371,449	907,451
Unit value	$2.08	$2.98	$4.46	$8.42	$5.47
Net assets	$2,711,956	$5,085,906	$8,393,548	$3,125,686	$4,962,388
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.33%	6.04%
Total return***	(30.20)%	(33.18)%	(47.03)%	53.93%	(12.82)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Inverse Government Long Bond Strategy
Units	686,860	1,179,589	1,387,658	515,000	717,731
Unit value	$3.02	$4.53	$5.42	$4.74	$7.09
Net assets	$2,066,999	$5,340,855	$7,517,520	$2,436,575	$5,085,936
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.36%	2.18%
Total return***	(33.33)%	(16.42)%	14.35%	(33.15)%	(8.56)%

Rydex VT Inverse Mid-Cap Strategy
Units	55,100	37,678	400,680	60,916	47,629
Unit value	$3.30	$3.71	$5.19	$8.37	$6.51
Net assets	$181,539	$139,811	$2,080,037	$510,265	$309,712
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.85%	0.76%
Total return***	(11.05)%	(28.52)%	(37.99)%	28.57%	(6.12)%

Rydex VT Inverse NASDAQ-100 Strategy
Units	728,063	758,950	1,070,463	556,610	707,288
Unit value	$3.06	$3.55	$4.71	$8.21	$5.79
Net assets	$2,229,554	$2,694,892	$5,047,581	$4,573,098	$4,097,035
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.11%	0.60%	2.96%
Total return***	(13.80)%	(24.63)%	(42.63)%	41.80%	(15.03)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Inverse Russell 2000 Strategy
Units	379,768	430,167	773,491	308,747	593,588
Unit value	$3.09	$3.50	$5.05	$7.85	$6.57
Net assets	$1,175,143	$1,504,300	$3,910,816	$2,423,949	$3,899,624
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.94%	2.63%
Total return***	(11.71)%	(30.69)%	(35.67)%	19.48%	0.93%

Rydex VT Inverse S&P 500 Strategy
Units	967,323	823,247	1,084,556	829,866	1,445,420
Unit value	$3.71	$4.26	$5.35	$7.72	$5.79
Net assets	$3,582,350	$3,505,728	$5,797,952	$6,404,563	$8,362,087
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.77%	1.60%
Total return***	(12.91)%	(20.37)%	(30.70)%	33.33%	(3.42)%

Rydex VT Japan 2x Strategy
Units	187,921	296,357	548,487	879,220	600,469
Unit value	$5.45	$8.00	$7.22	$6.10	$9.49
Net assets	$1,023,685	$2,372,648	$3,955,112	$5,355,860	$5,697,936
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.34%	0.88%	4.37%
Total return***	(31.88)%	10.80%	18.36%	(35.72)%	(14.99)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Leisure
Units	93,363	284,879	124,840	94,936	217,061
Unit value	$6.93	$7.06	$5.66	$4.32	$8.86
Net assets	$645,064	$2,011,219	$705,161	$409,779	$1,922,209
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.13%	-%	-%	-%
Total return***	(1.84)%	24.73%	31.02%	(51.24)%	(6.67)%

Rydex VT Mid-Cap 1.5x Strategy
Units	552,853	542,290	634,481	497,789	667,057
Unit value	$11.09	$12.53	$9.51	$6.52	$15.06
Net assets	$6,136,641	$6,799,473	$6,038,512	$3,246,105	$10,045,611
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.08%	-%	1.46%
Total return***	(11.49)%	31.76%	45.86%	(56.71)%	(0.80)%

Rydex VT NASDAQ-100
Units	1,114,156	1,446,695	1,232,077	803,767	1,285,483
Unit value	$8.38	$8.56	$7.54	$5.18	$9.31
Net assets	$9,320,554	$12,372,850	$9,289,407	$4,162,501	$11,972,118
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.12%	0.11%
Total return***	(2.10)%	13.53%	45.56%	(44.36)%	12.83%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT NASDAQ-100 2x Strategy
Units	3,089,303	3,423,640	5,446,377	5,888,400	4,195,532
Unit value	$4.33	$4.55	$3.47	$1.66	$6.33
Net assets	$13,355,670	$15,529,762	$18,880,601	$9,779,219	$26,574,838
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.09%	0.44%
Total return***	(4.84)%	31.12%	109.04%	(73.78)%	22.76%

Rydex VT Nova
Units	852,098	1,161,751	3,475,559	3,128,829	1,918,804
Unit value	$5.66	$5.98	$5.20	$4.01	$9.19
Net assets	$4,828,172	$6,934,774	$18,073,209	$12,547,166	$17,636,675
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.05%	0.17%	1.02%	0.49%	1.07%
Total return***	(5.35)%	15.00%	29.68%	(56.37)%	(3.16)%

Rydex VT Precious Metals
Units	707,537	1,192,246	1,025,464	1,172,695	1,257,020
Unit value	$20.82	$28.65	$21.66	$15.15	$25.74
Net assets	$14,729,686	$34,160,330	$22,212,777	$17,758,061	$32,349,867
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.06%	-%	-%	-%	-%
Total return***	(27.33)%	32.27%	42.97%	(41.14)%	14.48%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Real Estate
Units	327,757	430,155	894,212	507,864	526,508
Unit value	$11.69	$11.93	$9.98	$8.32	$14.88
Net assets	$3,830,884	$5,132,314	$8,922,719	$4,222,216	$7,829,468
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	2.66%	2.03%	2.10%	0.65%	1.23%
Total return***	(2.01)%	19.54%	19.95%	(44.09)%	(22.54)%

Rydex VT Retailing
Units	388,113	128,808	143,845	142,664	120,908
Unit value	$9.82	$9.73	$8.12	$5.88	$9.15
Net assets	$3,812,594	$1,256,113	$1,170,539	$839,686	$1,106,575
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	0.92%	19.83%	38.10%	(35.74)%	(16.31)%

Rydex VT Russell 2000 1.5x Strategy
Units	490,564	331,463	351,450	452,351	351,049
Unit value	$8.44	$10.04	$7.60	$5.95	$12.77
Net assets	$4,147,695	$3,336,734	$2,677,704	$2,693,654	$4,483,465
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	0.14%	0.96%
Total return***	(15.94)%	32.11%	27.73%	(53.41)%	(10.70)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Russell 2000 2x Strategy
Units	1,480,853	582,051	778,813	911,775	322,451
Unit value	$3.99	$5.16	$3.63	$2.79	$8.62
Net assets	$5,898,217	$3,001,249	$2,832,663	$2,546,667	$2,780,461
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.01%	1.89%	0.03%
Total return***	(22.67)%	42.15%	30.11%	(67.63)%	(16.31)%

Rydex VT S&P 500 2x Strategy
Units	1,457,975	1,168,241	2,438,359	2,685,033	1,384,171
Unit value	$4.66	$5.07	$4.22	$3.01	$9.81
Net assets	$6,813,164	$5,927,790	$10,291,025	$8,073,672	$13,579,965
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.71%	-%	1.02%
Total return***	(8.09)%	20.14%	40.20%	(69.32)%	(3.66)%

Rydex VT S&P 500 Pure Growth
Units	1,015,031	1,725,949	1,633,752	593,979	1,242,551
Unit value	$9.24	$9.76	$8.15	$5.78	$10.02
Net assets	$9,386,970	$16,842,446	$13,312,130	$3,432,099	$12,454,648
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(5.33)%	19.75%	41.00%	(42.32)%	0.47%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT S&P 500 Pure Value
Units	829,173	761,486	903,150	626,829	1,214,614
Unit value	$8.49	$9.15	$7.94	$5.48	$11.14
Net assets	$7,039,659	$6,970,389	$7,173,910	$3,436,626	$13,537,286
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.03%	0.71%	2.21%	0.76%	1.37%
Total return***	(7.21)%	15.24%	44.89%	(50.81)%	(9.38)%

Rydex VT S&P MidCap 400 Pure Growth
Units	946,314	1,350,253	1,146,442	773,682	1,042,449
Unit value	$12.83	$13.48	$10.62	$7.07	$11.55
Net assets	$12,135,636	$18,201,058	$12,168,099	$5,466,534	$12,040,408
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(4.82)%	26.93%	50.21%	(38.79)%	3.86%

Rydex VT S&P MidCap 400 Pure Value
Units	507,721	392,252	736,382	450,510	712,271
Unit value	$9.76	$10.97	$9.53	$6.41	$11.87
Net assets	$4,957,395	$4,306,174	$7,020,993	$2,887,934	$8,455,291
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.73%	1.28%	-%	1.99%
Total return***	(11.03)%	15.11%	48.67%	(46.00)%	(8.88)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT S&P SmallCap 600 Pure Growth
Units	773,084	826,891	559,047	648,540	378,078
Unit value	$10.87	$10.96	$9.13	$7.11	$11.30
Net assets	$8,412,181	$9,074,765	$5,107,525	$4,613,738	$4,274,102
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(0.82)%	20.04%	28.41%	(37.08)%	(4.34)%

Rydex VT S&P SmallCap 600 Pure Value
Units	550,596	549,395	640,098	510,605	439,967
Unit value	$8.67	$10.00	$8.34	$5.37	$9.92
Net assets	$4,768,265	$5,486,368	$5,337,795	$2,739,488	$4,360,668
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	1.96%	1.31%	0.12%
Total return***	(13.30)%	19.90%	55.31%	(45.87)%	(23.74)%

Rydex VT Strengthening Dollar 2x Strategy
Units	287,779	539,799	575,281	103,720	367,262
Unit value	$4.91	$5.36	$5.86	$7.27	$7.19
Net assets	$1,412,715	$2,896,853	$3,371,815	$753,898	$2,639,512
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(8.40)%	(8.53)%	(19.39)%	1.11%	(14.66)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT Technology
Units	860,910	1,604,989	2,799,716	796,309	1,501,172
Unit value	$4.87	$5.59	$5.21	$3.50	$6.69
Net assets	$4,180,942	$8,968,969	$14,588,338	$2,783,824	$10,041,007
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	-%	-%	-%
Total return***	(12.88)%	7.29%	48.86%	(47.68)%	5.70%

Rydex VT Telecommunications
Units	370,850	390,972	461,969	872,496	908,410
Unit value	$4.77	$5.82	$5.31	$4.31	$8.22
Net assets	$1,773,952	$2,280,970	$2,457,308	$3,761,762	$7,466,231
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	0.79%	1.84%	1.83%	0.11%	0.14%
Total return***	(18.04)%	9.60%	23.20%	(47.57)%	4.60%

Rydex VT Transportation
Units	76,846	227,924	115,839	313,388	126,316
Unit value	$8.34	$9.79	$8.24	$7.33	$10.23
Net assets	$640,547	$2,230,172	$953,519	$2,296,383	$1,292,323
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.33%	-%	-%
Total return***	(14.81)%	18.81%	12.41%	(28.35)%	(12.63)%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Rydex VT U.S. Government Money Market
Units	16,460,496	16,784,979	20,228,052	33,899,383	26,738,245
Unit value	$7.17	$7.49	$7.81	$8.15	$8.42
Net assets	$117,929,430	$125,521,553	$157,984,692	$276,316,984	$225,031,646
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	0.01%	0.02%	1.21%	4.21%
Total return***	(4.27)%	(4.10)%	(4.17)%	(3.21)%	(0.50)%

Rydex VT Utilities
Units	1,792,518	818,364	1,146,044	1,210,528	2,893,890
Unit value	$6.84	$6.14	$6.00	$5.50	$8.16
Net assets	$12,257,005	$5,018,031	$6,867,693	$6,656,561	$23,601,272
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	2.20%	2.52%	4.28%	0.23%	1.27%
Total return***	11.40%	2.33%	9.09%	(32.60)%	8.08%

Rydex VT Weakening Dollar 2x Strategy
Units	117,250	119,605	122,244	559,995	579,358
Unit value	$9.11	$9.88	$10.93	$10.70	$12.73
Net assets	$1,067,752	$1,180,641	$1,334,373	$5,989,060	$7,373,392
Ratio of expenses to net assets*	1.30%	1.30%	1.30%	1.30%	1.30%
Investment income ratio**	-%	-%	0.02%	-%	16.22%
Total return***	(7.79)%	(9.61)%	2.15%	(15.95)%	13.13%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	2011	2010	2009	2008	2007
Templeton Developing Markets Securities
Units	239,579	732,559	319,011	99,100	26,979
Unit value	$20.48	$25.44	$22.62	$13.70	$30.29
Net assets	$4,907,654	$18,641,232	$7,217,103	$1,357,992	$817,315
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	1.20%	0.80%	2.71%	1.43%	2.25%
Total return***	(19.50)%	12.47%	65.11%	(54.77)%	23.14%

Templeton Foreign Securities
Units	227,256	712,503	192,608	102,458	125,330
Unit value	$9.03	$10.57	$10.19	$7.78	$13.64
Net assets	$2,053,938	$7,531,532	$1,963,581	$796,921	$1,709,299
Ratio of expenses to net assets*	1.45%	1.45%	1.45%	1.45%	1.45%
Investment income ratio**	2.49%	0.84%	1.93%	2.43%	1.79%
Total return***	(14.57)%	3.73%	30.98%	(42.96)%	10.40%

Wells Fargo Advantage Opportunity VT
Units	362,127	499,033	401,139	466,160	766,556
Unit value	$10.10	$11.17	$9.43	$6.67	$11.64
Net assets	$3,658,076	$5,575,410	$3,784,555	$3,110,912	$8,921,955
Ratio of expenses to net assets*	1.40%	1.40%	1.40%	1.40%	1.40%
Investment income ratio**	0.22%	0.81%	-%	1.87%	0.64%
Total return***	(9.58)%	18.45%	41.38%	(42.70)%	2.01%

Variable Annuity Account XIV -
AdvisorDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

*These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to the unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded. The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

**These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***For periods shorter than a year, total return is not annualized.  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****Unit value information is calculated on a daily basis, regardless of whether or not the subaccount has contract owners.

(1)	For the period from April 29, 2011 (inception date) to December 31, 2011.
(2)	For the period from November 17, 2008 (inception date) to December 31, 2008.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

PART C
OTHER INFORMATION

Item 24.                 Financial Statements and Exhibits

a.	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2011 and 2010, and for each of the three years in the period ended December 31, 2011; and (2) the audited financial statements of Variable Annuity Account XIV – AdvisorDesigns Variable Annuity at December 31, 2011, and for each of the specified periods ended December 31, 2011 and 2010, or for such portions of such periods as disclosed in the financial statements.

b.	Exhibits

(1)	Resolution of the Board of Directors of Security Benefit Life Insurance Company authorizing establishment of the Separate Account(a)

(2)	Not Applicable

(3)	(a) Service Facilities Agreement(v)
(b)	Marketing Organization Agreement(s)
(c)	SBL Variable Products Broker/Dealer Sales Agreement(s)
(d)	SBL Variable Product Sales Agreement (3-Way Agreement) (Form 9482C 7-00)(e)
(e)	Marketing Organization Agreement Commission Schedule(n)
(f)	Amendment to Marketing Organization, SBL Variable Products Broker/Dealer Sales, and SBL Variable Product Sales Agreements(k)
(g)	Distribution Agreement(m)

(4)	(a) Individual Contract (Form V6029 11-00)(d)

(b)	Individual Contract-Unisex (Form V6029 11-00U)(d)
(c)	Tax-Sheltered Annuity Endorsement (Form V6101 9-10)(w)
(d)	Withdrawal Charge Waiver Endorsement (Form V6051 3-96)(b)
(e)	Waiver of Withdrawal Charge for Terminal Illness Endorsement (Form V6051 TI 2-97)(b)
(f)	Individual Retirement Annuity Endorsement (Form V6849A R9-10)(w)
(g)	Roth IRA Endorsement (Form V6851A R9-10)(w)
(h)	403a Endorsement (Form V6057 10-98)(c)
(i)	Annual Stepped Up Death Benefit Rider (Form V6063 8-00)(a)
(j)	Guaranteed Growth Death Benefit Rider (Form V6063-1 8-00)(a)
(k)	Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6063-2 8-00)(a)
(l)	Disability Rider (Form V6064 8-00)(a)
(m)	Guaranteed Income Benefit Rider (Form V6065 8-00)(a)
(n)	Credit Enhancement Rider (Form V6067 8-00)(a)
(o)	Alternate Withdrawal Charge Rider (Form V6069 10-00)(d)
(p)	Enhanced and Guaranteed Growth Death Benefit Rider (Form V6076 4-01)(e)

(q)	Enhanced, Annual Stepped Up and Guaranteed Growth Death Benefit Rider (Form V6077 4-01)(e)
(r)	Enhanced Death Benefit Rider (Form V6078 4-01)(e)
(s)	Enhanced and Annual Stepped Up Death Benefit Rider (Form V6079 4-01)(e)
(t)	Annual Stepped Up Death Benefit Rider (Form V6081 FL 5-01)(e)
(u)	Death Benefit Rider - Return of Premium Beyond Issue Age 80 (Form V6082 FL 5-01)(e)
(v)	Credit Enhancement Rider (Form V6084 11-01)(f)
(w)	CDSC Credit Endorsement (Form V6085 12-02)(g)
(x)	Guaranteed Minimum Withdrawal Benefit (Form V6086 10-03)(i)
(y)	Total Protection (Forms V6087 10-3)(h)
(z)	CDSC Credit Endorsement (Form V6069 2-05)(j)
(aa)	Dollar for Dollar Living Benefit Rider (Form V6094 R9-05)(o)
(ab)	Dollar for Dollar Combination Benefit Rider (Form V6095 R9-05)(p)
(ac)	Nursing Home Endorsement (Form 6052 10-10)(y)
(ad)	Terminal Illness Endorsement (Form 6053 10-10)(y)

(5)	(a)	Application (Form V9001 9-05)(n)
(b)	Application (Form V9001 9-05)(x)
(c)	Application – Unisex (Form V9001 U 9-05)(n)
(d)	Application – Unisex (Form V9001 U 9-05)(x)

(6)	(a)	Composite of Articles of Incorporation of SBL(j)
(b)	Bylaws of SBL(s)

(7)	Reinsurance agreement between the depositor and Union Hamilton Reinsurance, Ltd.(t)

(8)	(a)	Participation Agreement – AIM – Variable Insurance Funds(m)
(i)	Amendment No. 1(m)
(ii)	Amendment No. 2(m)
(iii)	Amendment No. 3(o)
(b) Participation Agreement – Dreyfus – Variable Insurance Funds(aa)
(c) Participation Agreement – Federated
(d) Participation Agreement – Fidelity VIP(e)
(i)	Amendment No. 1(e)
(ii)	Amendment No. 2(o)
(iii)	Amendment No. 3(t)
(iv)	Amendment No. 4 (t)
(e) Participation Agreement – Franklin Templeton(w)
(f) Participation Agreement – Neuberger Berman – AMT Funds(u)
(g) Participation Agreement – Oppenheimer(w)
(h) Participation Agreement – PIMCO – Variable Insurance Funds(ab)
(i) Participation Agreement – Potomac(l)

(j)	Participation Agreement – Rydex – Variable Funds(p)
(i)	Amendment No. 1(n)
(ii)	Amendment No. 2(n)
(iii)	Amendment No. 3(n)
(iv)	Amendment No. 4(n)
(v)	Amendment No. 5(n)
(vi)	Amendment No. 6(o)
(k)	Participation Agreement – SBL(ab)
(l)	Participation Agreement – Van Kampen – Insurance Funds(m)
(i)	Amendment No. 1(o)
(m)	Participation Agreement – Wells Fargo(e)
(n)	Information Sharing Agreement – AIM(q)
(o)	Information Sharing Agreement – Dreyfus(q)
(p)	Information Sharing Agreement – Fidelity Insurance(p)
(q)	Information Sharing Agreement – Neuberger Berman(q)
(r)	Information Sharing Agreement – Oppenheimer(q)
(s)	Information Sharing Agreement – PIMCO(q)
(t)	Information Sharing Agreement – Potomac(r)
(u)	Information Sharing Agreement – Rydex(q)
(v)	Information Sharing Agreement – Security Funds(p)
(w)	Information Sharing Agreement – Van Kampen(q)
(x)	Information Sharing Agreement – Wells Fargo(r)

(9)	Opinion of Counsel(l)

(10)	(a)	Consent of Independent Registered Public Accounting Firm
(b)	Consent of Counsel

(11)	Not Applicable

(12)	Not Applicable

(13)	Powers of Attorney of Howard R. Fricke, John F. Frye, John F. Guyot, Michael P. Kiley, James F. Mullery, and Douglas G. Wolff(z)

(a)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed July 11, 2000).
(b)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-23723 (filed March 21, 1997).
(c)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-23723 (filed April 30, 1999).
(d)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed December 19, 2000).
(e)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed March 1, 2002).
(f)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed March 1, 2002).
(g)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed February 28, 2003).
(h)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-111589 (filed December 29, 2003).
(i)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed February 18, 2004).
(j)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed February 25, 2005).
(k)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-120399 (filed November 12, 2004).
(l)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2005).
(m)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 28, 2006).
(n)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed April 28, 2006).
(o)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-138540 (filed March 9, 2007).
(p)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(q)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).

(r)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(s)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 033-85592 (filed April 29, 2008).
(t)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed April 29, 2008).
(u)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(v)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 27, 2009).
(w)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).
(x)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-52114 (filed April 30, 2010).
(y)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-138540 (filed April 15, 2011).
(z)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-41180 (filed February 16, 2012).
(aa)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 002-89328 (filed April 30, 2012).
(ab)	Incorporated herein by reference to Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2012).

Item 25.                 Directors and Officers of the Depositor

Name and Principal Business Address*	Positions and Offices with Depositor
Michael P. Kiley	Chief Executive Officer and Director
Douglass G. Wolff	President and Director
Howard R. Fricke	Director
John F. Frye	Senior Vice President, Chief Financial Officer, Chief Investment Officer, Treasurer and Director
John F. Guyot	Senior Vice President, General Counsel, Secretary and Director
James F. Mullery	Senior Vice President and Director
Roger S. Offermann	Senior Vice President and Chief Actuary
Albert J. Dal Porto	Vice President
Kevin M. Watt	Vice President
Christopher D. Swickard	Vice President, Associate General Counsel, and Assistant Secretary
Amy J. Lee	Vice President, Associate General Counsel and Assistant Secretary
Carmen R. Hill	Second Vice President and Chief Compliance Officer
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.                 Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, Security Benefit Life Insurance Company (“SBL” or “the Company”), is indirectly controlled by Sammons Enterprises, Inc.  The Registrant is a segregated asset account of SBL.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other companies directly or indirectly controlled by Sammons Enterprises, Inc. (SEI), as of December 31, 2011, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1900 Capital Inc.	Delaware	100% by CCI
Advisor Research Center, Inc.	Maryland	100% by RFSL
B/D Ops, LLC	Delaware	33% by SSI
Briggs Construction Equipment, Inc.	Delaware	100% by CISI
Briggs de Mexico, S. de R.L. de C.V (Controladora)	Mexico	99% by BEI 1% by BEMI
Briggs Equipment Mexico, Inc. (BEMI)	Delaware	100% by BEI
Briggs Equipment UK Limited	United Kingdom	100% by BUKHI
Briggs Equipment, Inc. (BEI)	Delaware	100% by CISI
Briggs Equipment, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Briggs UK Holding Inc. (BUKHI)	Delaware	100% by CISI
Compatriot Capital, Inc. (CCI)	Delaware	100% by SEA

Name	Jurisdiction	Percent of Voting Securities Owned
Consolidated Investment Services, Inc. (CISI)	Nevada	100% by SEI
Crestpark LP, Inc.	Delaware	100% by CISI
Eldridge Investors, LLC	Delaware	100% voting (no ownership) by Guggenheim Lawrence LLC
First Security Benefit Life Insurance and Annuity Company of New York	New York	100% by SBC
Forklift Operations de Mexico, S.A. de C.V.	Mexico	99% by Controladora 1% by BEMI
GBH Venture Co., Inc.	Delaware	100% by CISI
Gila Bend Power Partners, L.L.C.	Delaware	50% by SPDI
GLAC Holdings, LLC (GLACHL)	Delaware	100% by GPFTHL
GP Holdco, LLC (GHL)	Delaware	100% by GPL
GPAM Holdings, Inc.	Delaware	100% by GPAMHL
GPAM Holdings, LLC (GPAMHL)	Delaware	100% by GPL
GPFT Holdco, LLC (GPFTHL)	Delaware	100% by GHL
GPI Ventures LLC	Delaware	100% by GPIRI
Guggenheim Capital, LLC (GCL)	Delaware	38% by SAGE
Guggenheim Insurance Holdco, LLC (GIHL)	Delaware	100% by GPFTHL
Guggenheim Insurance Services, LLC (GIS)	Delaware	100% by GIHL
Guggenheim Investment Management Holdings, LLC (GIMHL)	Delaware	100% by GPFTHL
Guggenheim Investment Management, LLC	Delaware	100% by GIMHL
Guggenheim Knights of Security, LLC (GKSL)	Delaware	100% by GPL
Guggenheim Lawrence LLC	Delaware	100% by GPL
Guggenheim Life and Annuity Company	Delaware	100% by GLACHL
Guggenheim Partners Asset Management, LLC	Delaware	99% by GPAMHL
Guggenheim Partners, LLC (GPL)	Delaware	100% by GCL
Guggenheim SBC Holdings, LLC (GSHL)	Delaware	100% voting (no ownership) by GKSL; 100% ownership by Eldridge Investors, LLC
Herakles Investments, Inc. (HII)	Delaware	100% by CISI
Mexicolift Servicios de Personal, S. de R.L. de C.V.	Mexico	99% by Controladora 1% by BEMI
MH Imports, Inc.	Delaware	100% by CISI
Midland National Life Insurance Company (MNL)	Iowa	100% by SFG
Midland National Services Corporation, LLC	Delaware	100% by MNL
MNL Reinsurance Company	Iowa	100% by MNL
Montacargas Yale de Mexico, S.A. de C.V.	Mexico	99% by BEI 1% by BEMI
Mykonos 6420 LP	Texas	85% by MH Imports, Inc.; 1% by Sponsor

Name	Jurisdiction	Percent of Voting Securities Owned
North American Company for Life and Health Insurance (NACOLAH)	Iowa	100% by SFG
Note Funding, LLC	Kansas	100% by SBC
Opus 5949 LLC	Texas	75% by Sammons VPC, Inc.
Otter, Inc.	Oklahoma	100% by SPDI
Paragon Life Insurance Company of Indiana (PLICI)	Indiana	100% by PHL
Parkway Mortgage, Inc.	Delaware	100% by CISI
PLIC CRE Holdings, LLC	Delaware	100% by PLICI
PLIC Holdings, LLC (PHL)	Delaware	100% by GIHL
Property Disposition, Inc.	Delaware	100% by SFG
Rydex Distributors, LLC	Kansas	100% by RHL
Rydex Fund Services, LLC (RFSL)	Kansas	100% by RHL
Rydex Holdings, LLC (RHL)	Kansas	100% by SBAM
Rydex Specialized Products, LLC	Delaware	100% by SIL
SAGE Assets, Inc. (SAGE)	Delaware	100% by SEA
Sammons BW, Inc	Delaware	100% by SDHI
Sammons Capital, Inc.	Delaware	100% by SEA
Sammons Corporation	Delaware	100% by CISI
Sammons Distribution Holdings, Inc. (SDHI)	Delaware	100% by CISI
Sammons Equity Alliance, Inc. (SEA)	Delaware	100% by CISI
Sammons Financial Group, Inc. (SFG)	Delaware	100% by CISI
Sammons Financial Network, LLC	Delaware	100% by SSI
Sammons Income Properties, Inc.	Delaware	100% by CCI
Sammons Power Development, Inc.(SPDI)	Delaware	100% by SEA
Sammons Retirement Solutions, Inc.	Delaware	100% by SFG
Sammons Securities Company, L.L.C.	Delaware	67% by SSI
Sammons Securities, Inc. (SSI)	Delaware	100% by SFG
Sammons VPC, Inc.	Delaware	100% by SDHI
SBC Funding, LLC	Kansas	100% by SBC
se2, inc.	Kansas	100% by SBC
Security Benefit Academy, Inc.	Kansas	100% by SBC
Security Benefit Asset Management Holdings, LLC (SBAM)	Kansas	100% by SBC
Security Benefit Corporation (SBC)	Kansas	100% by GSHL
Security Benefit Life Insurance Company (SBL)	Kansas	100% by SBC
Security Distributors, Inc.	Kansas	100% by SBL
Security Financial Resources, Inc.	Kansas	100% by SBC
Security Investors, LLC (SIL)	Kansas	100% by RHL
SFG Reinsurance Company	South Carolina	100% by MNL
Solberg Reinsurance Company	Iowa	100% by MNL
Sponsor Investments, L.L.C. (Sponsor)	Texas	75% by HII

Name	Jurisdiction	Percent of Voting Securities Owned
SRI Ventures LLC	Delaware	99% by CCI
The Grove Park Inn Resort, Inc. (GPIRI)	Delaware	100% by CISI

SBL is also the depositor of the following separate accounts:  SBL Variable Annuity Accounts I, III, IV, SBL Variable Universal Life Insurance Account Varilife, Security Varilife Separate Account, Separate Account IX, Separate Account XII, Separate Account XV, Separate Account XIX, SBL Variable Annuity Account VIII, Variflex Separate Account, SBL Variable Annuity Account XIV, SBL Variable Annuity Account XVII, T. Rowe Price Variable Annuity Account and Parkstone Variable Annuity Separate Account.

As depositor of the separate accounts, SBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of SBL Fund, a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of SBL serves as investment advisor to SBL Fund.  The purchasers of SBL’s variable annuity and variable life contracts investing in SBL Fund will have the opportunity to instruct SBL with respect to the voting of shares of SBL Fund held by the separate accounts as to certain matters.  Subject to such voting instructions, SBL might be deemed to control SBL Fund.

Item 27.	Number of Contractowners

As of February 29, 2012, there were 28,096 owners of Qualified Contracts and 8,559 owners of Non-Qualified Contracts issued under SBL Variable Annuity Account XIV.

Item 28.	Indemnification

The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person’s capacity as director or officer.

The Articles of Incorporation include the following provision:

    (a)  No director of the Corporation shall be liable to the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, provided that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director’s duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit.  If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

    (b)  Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the Securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.                 Principal Underwriter

(a)(1)	Security Distributors, Inc. (“SDI”), a subsidiary of SBL, acts as principal underwriter for:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(2)	SDI acts as principal underwriter for the following variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York (“FSBL”):

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)

(a)(3)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	James F. Mullery	President and Director
	Michael P. Kiley	Director
	Kurt E. Auleta	Vice President and Director
	Ken M. DiFrancesca	Vice President and Director
	Michael K. Reidy	Vice President and Director
	Christopher D. Swickard	Vice President, Assistant Secretary and Director
	James J. Kiley	Vice President
	Mark W. Turner	Vice President
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Amy J. Lee	Secretary and Chief Compliance Officer
	Lorette Ziegler	Treasurer
*One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$4,667,861.921	$4,613,212.002	$0	N/A

1.     SBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all contracts sold through the separate account.  SDI passes through to selling broker-dealers all such amounts.
2.     A contingent deferred sales charge may be assessed on full or partial withdrawals from the contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the separate account, all of which is passed through to SBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules thereunder are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.	Management Services

All management contracts are discussed in Part A or Part B.

Item 32.	Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include as part of the variable annuity contract application a space that an applicant can check to request a Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

(d)
Security Benefit Life Insurance Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
SBL, sponsor of the unit investment trust, SBL Variable Annuity Account XIV, hereby represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) paragraph 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

(f)
Depositor represents that it is relying upon Rule 6c-7 under the Investment Company Act of 1940 with respect to Contracts issued to participants under the Texas Optional Retirement Program and that it has complied with the provisions of paragraphs (a) – (d) of that Rule.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 30th day of April 2012.

Security Benefit Life Insurance Company (the Depositor) – SBL Variable Annuity Account XIV (The Registrant)
By:	MICHAEL P. KILEY
Michael P. Kiley, Chief Executive Officer and Director

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 30, 2012.

SIGNATURES AND TITLES

By:	MICHAEL P. KILEY
Michael P. Kiley, Chief Executive Officer and Director

By:	*
John F. Frye, Senior Vice President, Chief Financial Officer (and chief accounting officer), Chief Investment Officer, Treasurer, and Director

By:	*
Howard R. Fricke, Director

By:	*
John F. Guyot, Senior vice President, General Counsel, Secretary and Director

By:	*
James F. Mullery, Senior Vice President and Director

By:	*
Douglas G. Wolff, President and Director

*By:	CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(8)	(c)	Participation Agreement – Federated

(10)	(a)	Consent of Independent Registered Public Accounting Firm
	(b)	Consent of Counsel